UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.4%
Aerospace/Defense - 0.3%
United Technologies Corp.,
6.13%, 2/1/19	$730	$775

Agriculture - 1.1%
Altria Group, Inc.,
10.20%, 2/6/39	1,410	1,439
Philip Morris International, Inc.,
4.88%, 5/16/13	930	940
5.65%, 5/16/18	450	437

		2,816

Banks - 7.0%
Bank of America Corp.,
8.00%, 12/24/49†	330	123
Bank of America N.A.,
1.70%, 12/23/10	2,456	2,464
HSBC USA, Inc.,
3.13%, 12/16/11†	2,600	2,668
JPMorgan Chase & Co.,
2.63%, 12/1/10†	3,072	3,130
1.65%, 2/23/11	959	959
6.40%, 5/15/38†	715	684
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	690	653
Morgan Stanley,
2.00%, 9/22/11†	2,602	2,599
6.63%, 4/1/18	690	637
Wells Fargo & Co.,
3.00%, 12/9/11†	2,013	2,067
5.63%, 12/11/17	1,380	1,310

		17,294

Beverages - 0.5%
PepsiCo, Inc./NC,
3.75%, 3/1/14	1,265	1,270

Biotechnology - 0.3%
Amgen, Inc.,
6.40%, 2/1/39	715	691

Commercial Services - 0.1%
Erac USA Finance Co.,
7.00%, 10/15/37(1) (2)	725	408

Cosmetics/Personal Care - 0.3%
Procter & Gamble Co.,
3.50%, 2/15/15†	680	672

Diversified Financial Services - 4.5%
Bear Stearns (The) Cos., Inc.,
5.70%, 11/15/14	910	863
Caterpillar Financial Services Corp.,
6.13%, 2/17/14†	1,265	1,233
Citigroup Capital XXI,
8.30%, 12/21/57	905	433
Countrywide Home Loans, Inc.,
4.00%, 3/22/11†	1,125	1,048
General Electric Capital Corp.,
5.63%, 9/15/17	780	680
6.88%, 1/10/39	1,415	1,145
Goldman Sachs Group (The), Inc.,
7.50%, 2/15/19	2,775	2,749
John Deere Capital Corp.,
2.88%, 6/19/12	1,828	1,858
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13	395	365
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	716	701

		11,075

Electric - 1.4%
Florida Power Corp.,
6.40%, 6/15/38	1,305	1,372
Nevada Power Co.,
6.50%, 8/1/18	1,315	1,240
Pacificorp,
6.00%, 1/15/39	775	766

		3,378

Food - 0.2%
General Mills, Inc.,
5.65%, 2/15/19	415	415

Insurance - 0.4%
Berkshire Hathaway Finance Corp.,
5.00%, 8/15/13†	915	945

Media - 2.4%
News America, Inc.,
6.90%, 3/1/19(1) (2)	2,410	2,282
Time Warner Cable, Inc.,
5.85%, 5/1/17	1,405	1,271
6.75%, 7/1/18	1,190	1,128

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.4% continued
Media - 2.4% continued
Viacom, Inc.,
5.75%, 4/30/11	$1,380	$1,338

		6,019

Metal Fabrication/Hardware - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	655	517

Oil & Gas - 2.2%
Chevron Corp.,
3.45%, 3/3/12	1,910	1,915
ConocoPhillips,
6.50%, 2/1/39	720	698
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	2,370	2,301
XTO Energy, Inc.,
4.63%, 6/15/13	580	555

		5,469

Oil & Gas Services - 0.2%
Cameron International Corp.,
7.00%, 7/15/38†	695	530

Real Estate Investment Trusts - 0.0%
iStar Financial, Inc.,
5.88%, 3/15/16	430	133

Telecommunications - 3.3%
AT&T, Inc.,
5.80%, 2/15/19	680	660
6.55%, 2/15/39	1,430	1,327
Cisco Systems, Inc.,
5.90%, 2/15/39	1,415	1,318
Verizon Communications, Inc.,
8.75%, 11/1/18	1,500	1,715
Verizon Wireless,
8.50%, 11/15/18(1) (2)	1,565	1,762
Verizon Wireless Capital LLC,
5.55%, 2/1/14(1) (2)	1,360	1,352

		8,134

Total Corporate Bonds (Cost $62,534)		60,541

FOREIGN ISSUER BONDS - 2.2%
Beverages - 0.2%
Diageo Capital PLC,
5.20%, 1/30/13	555	565

Insurance - 0.5%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	845	597
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	1,270	334
XL Capital Ltd.,
6.50%, 4/15/17	1,735	382

		1,313

Iron/Steel - 0.6%
ArcelorMittal,
5.38%, 6/1/13	1,760	1,445

Media - 0.3%
Thomson Reuters Corp.,
5.95%, 7/15/13†	755	746

Oil & Gas - 0.6%
Nexen, Inc.,
6.40%, 5/15/37	865	610
Shell International Finance BV,
6.38%, 12/15/38	680	707

		1,317

Total Foreign Issuer Bonds (Cost $8,188)		5,386

U.S. GOVERNMENT AGENCIES - 54.6% (3)
Fannie Mae - 36.1%
Federal National Mortgage Association,
2.00%, 3/2/11(4)	3,098	3,098
1.75%, 3/23/11	2,492	2,495
3.38%, 3/10/14(4)	3,465	3,452
Pool #255452,
5.50%, 10/1/19	1,657	1,723
Pool #257314,
5.00%, 8/1/23	1,023	1,053
Pool #545437,
7.00%, 2/1/32	10	11
Pool #585617,
7.00%, 5/1/31	—	—
Pool #695066,
5.50%, 4/1/33	5,358	5,510
Pool #725424,
5.50%, 4/1/34	6,773	6,966
Pool #725787,
5.00%, 9/1/19	4,376	4,518

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 54.6% (3) continued
Fannie Mae - 36.1% continued
Pool #735893,
5.00%, 10/1/35	$2,743	$2,797
Pool #829125,
5.50%, 10/1/35	3,051	3,132
Pool #831810,
6.00%, 9/1/36	4,105	4,248
Pool #869217,
5.45%, 2/1/36	2,441	2,520
Pool #871232,
6.00%, 4/1/36	2,198	2,274
Pool #890001,
5.00%, 2/1/38	5,943	6,060
Pool #890009,
5.50%, 9/1/36	4,040	4,155
Pool #893082,
5.82%, 9/1/36	1,773	1,833
Pool #934476,
4.50%, 3/1/23	3,505	3,573
Pool #946869,
6.00%, 9/1/37	1,070	1,106
Pool #955782,
6.50%, 10/1/37	2,158	2,260
Pool #968158,
6.50%, 1/1/38	738	773
Pool #968160,
6.50%, 1/1/38	2,134	2,234
Pool #983605,
4.50%, 5/1/23	1,760	1,794
Pool #988031,
6.00%, 8/1/38	3,175	3,283
Pool #991529,
6.00%, 11/1/38	3,966	4,101
Pool #992238,
6.00%, 11/1/38	4,117	4,256
Pool TBA,
5.50%, 3/31/39(4)	7,350	7,529
6.50%, 4/30/39(4)	2,600	2,709

		89,463

Federal Home Loan Bank - 2.7%
3.63%, 7/1/11	3,370	3,517
3.63%, 5/29/13	3,000	3,128

		6,645

Freddie Mac - 6.9%
Federal Home Loan Mortgage Corp.,
1.50%, 1/7/11	4,000	3,997
2.13%, 3/23/12	3,444	3,441
4.75%, 1/19/16	1,376	1,496
Pool #1B3575,
6.06%, 9/1/37	1,703	1,770
Pool #1G2296,
6.18%, 11/1/37	2,427	2,535
Pool #1J0365,
5.93%, 4/1/37	1,752	1,820
Pool #1J2840,
5.97%, 9/1/37	1,896	1,973

		17,032

Freddie Mac Gold - 8.4%
Pool #A61560,
5.50%, 10/1/36	3,941	4,044
Pool #A62213,
6.00%, 6/1/37	2,860	2,964
Pool #A65182,
6.50%, 9/1/37	993	1,040
Pool #C00910,
7.50%, 1/1/30	530	566
Pool #C02790,
6.50%, 4/1/37	1,897	1,987
Pool #C02838,
5.50%, 5/1/37	2,894	2,967
Pool #G01954,
5.00%, 11/1/35	2,745	2,793
Pool #G02869,
5.00%, 11/1/35	4,236	4,311

		20,672

Government National Mortgage Association - 0.5%
Pool #486873,
6.50%, 1/15/29	—	—
Pool #627123,
5.50%, 3/15/34	1,210	1,247

		1,247

Total U.S. Government Agencies (Cost $132,205)		135,059

U.S. GOVERNMENT OBLIGATIONS - 18.1%
U.S. Treasury Bonds - 2.3%
4.50%, 5/15/38†	5,163	5,861

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 18.1% continued
U.S. Treasury Notes - 15.8%
0.88%, 2/28/11	$3	$3
1.38%, 2/15/12	10	10
1.88%, 2/28/14	1,854	1,841
4.00%, 2/15/15†	1,216	1,333
2.63%, 2/29/16	10,400	10,347
2.75%, 2/15/19†	26,198	25,543

		39,077

Total U.S. Government Obligations (Cost $45,138)		44,938

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.8%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	29,117,706	29,118

Total Investment Companies (Cost $29,118)		29,118

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.6%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$27,985	27,985
U.S. Treasury Bill,(7)
0.48%, 8/20/09	650	649

Total Short-Term Investments (Cost $28,634)		28,634

Total Investments - 122.7% (Cost $305,817)		303,676

Liabilities less Other Assets - (22.7)%		(56,221)

NET ASSETS - 100.0%		$247,455

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At February 28, 2009, the value of these restricted illiquid securities amounted to approximately $6,839,000 or 2.8% of net assets. Prices have been provided by independent pricing services, and the inputs used in determining those prices have been characterized as Level 2 inputs for purposes of SFAS 157 (e.g. quoted prices in active markets for similar securities, commonly quoted benchmark interest rates and yield curves, and/or securities indices). Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07 - 6/27/07	$1,257

Erac USA Finance Co.,
7.00%, 10/15/37	10/10/07	719

News America, Inc.
6.90%, 3/1/19	02/10/09	2,409

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	716

Verizon Wireless,
8.50%, 11/15/18	11/18/08	1,548

Verizon Wireless Capital LLC,
5.55%, 2/1/14	1/30/09	1,351

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security.
(5)	Investment in affiliated portfolio.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 28, 2009, the Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Five Year U.S. Treasury Note	73	$8,511	Long	6/09	$(35)

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$305,817

Gross tax appreciation of investments	$3,881
Gross tax depreciation of investments	(6,022)

Net tax depreciation of investments	$(2,141)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$29,118	$(35)

Level 2	268,610	—

Level 3	5,948	—

Total	$303,676	$(35)

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 11/30/08	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	—	—

Net Purchases (Sales)	5,948	—

Transfers in and/or out of Level 3	—	—

Balance as of 2/28/09	$5,948	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.0%
Aerospace/Defense - 0.4%
United Technologies Corp.,
6.13%, 2/1/19	$435	$462

Agriculture - 0.9%
Altria Group, Inc.,
10.20%, 2/6/39	695	709
Philip Morris International, Inc.,
4.88%, 5/16/13	355	359
5.65%, 5/16/18	145	141

		1,209

Banks - 8.3%
Bank of America Corp.,
8.00%, 12/24/49	205	76
Bank of America N.A.,
1.70%, 12/23/10	1,650	1,656
HSBC USA, Inc.,
3.13%, 12/16/11†	1,800	1,847
JPMorgan Chase & Co.,
2.63%, 12/1/10†	2,054	2,093
1.65%, 2/23/11	492	492
6.40%, 5/15/38†	425	407
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	410	388
Morgan Stanley,
2.00%, 9/22/11	1,754	1,752
6.63%, 4/1/18	310	286
Wells Fargo & Co.,
3.00%, 12/9/11†	1,306	1,341
5.63%, 12/11/17	670	636

		10,974

Beverages - 0.5%
PepsiCo, Inc./NC,
3.75%, 3/1/14	670	673

Biotechnology - 0.3%
Amgen, Inc.,
6.40%, 2/1/39	360	348

Commercial Services - 0.2%
Erac USA Finance Co.,
7.00%, 10/15/37(1)(2)	455	256

Cosmetics/Personal Care - 0.2%
Procter & Gamble Co.,
3.50%, 2/15/15†	295	292

Diversified Financial Services - 4.7%
Bear Stearns (The) Cos., Inc.,
5.70%, 11/15/14	345	327
Caterpillar Financial Services Corp.,
6.13%, 2/17/14	600	585
Citigroup Capital XXI,
8.30%, 12/21/57	360	172
Countrywide Home Loans, Inc.,
4.00%, 3/22/11†	600	559
General Electric Capital Corp.,
5.63%, 9/15/17	310	270
6.88%, 1/10/39	665	538
Goldman Sachs Group (The), Inc.,
7.50%, 2/15/19	1,445	1,431
John Deere Capital Corp.,
2.88%, 6/19/12	1,236	1,256
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13	310	287
Nelnet, Inc.,
5.13%, 6/1/10	930	564
Power Receivable Finance LLC,
6.29%, 1/1/12(1)(2)	156	153

		6,142

Electric - 1.3%
Florida Power Corp.,
6.40%, 6/15/38	710	746
Nevada Power Co.,
6.50%, 8/1/18	595	561
Pacificorp,
6.00%, 1/15/39	360	356

		1,663

Food - 0.2%
General Mills, Inc.,
5.65%, 2/15/19	245	245

Insurance - 0.3%
Berkshire Hathaway Finance Corp.,
5.00%, 8/15/13(1)(2)	355	366

Media - 2.5%
News America, Inc.,
6.90%, 3/1/19(1)(2)	1,430	1,354
Time Warner Cable, Inc.,
5.85%, 5/1/17	610	552
6.75%, 7/1/18†	685	649

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.0% continued
Media - 2.5% continued
Viacom, Inc.,
5.75%, 4/30/11	$705	$684

		3,239

Metal Fabrication/Hardware - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	365	288

Oil & Gas - 2.5%
Chevron Corp.,
3.45%, 3/3/12	1,015	1,018
ConocoPhillips,
6.50%, 2/1/39	410	397
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	1,300	1,262
Shell International Finance BV,
6.38%, 12/15/38	270	281
XTO Energy, Inc.,
4.63%, 6/15/13†	340	325

		3,283

Oil & Gas Services - 0.3%
Cameron International Corp.,
7.00%, 7/15/38†	505	385

Real Estate Investment Trusts - 0.0%
iStar Financial, Inc.,
5.88%, 3/15/16†	210	65

Telecommunications - 3.2%
AT&T, Inc.,
5.80%, 2/15/19	400	389
6.55%, 2/15/39	830	770
Cisco Systems, Inc.,
5.90%, 2/15/39	695	647
Verizon Communications, Inc.,
8.75%, 11/1/18	745	852
Verizon Wireless,
8.50%, 11/15/18(1) (2)	820	923
Verizon Wireless Capital LLC,
5.55%, 2/1/14(1) (2)	665	661

		4,242

Total Corporate Bonds (Cost $35,478)		34,132

FOREIGN ISSUER BONDS - 1.9%
Beverages - 0.1%
Diageo Capital PLC,
5.20%, 1/30/13	145	148

Insurance - 0.9%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	825	583
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	995	261
XL Capital Ltd.,
6.50%, 12/31/49	1,345	296

		1,140

Iron/Steel - 0.4%
ArcelorMittal,
5.38%, 6/1/13(1) (2)	715	587

Media - 0.3%
Thomson Reuters Corp.,
5.95%, 7/15/13†	365	361

Oil & Gas - 0.2%
Nexen, Inc.,
6.40%, 5/15/37	455	321

Total Foreign Issuer Bonds (Cost $4,722)		2,557

U.S. GOVERNMENT AGENCIES - 53.3% (3)
Fannie Mae - 30.4%
Federal National Mortgage Association,
2.00%, 3/2/11(4)	861	861
1.75%, 3/23/11	662	663
3.38%, 3/10/14(4)	2,186	2,178
Pool #255452,
5.50%, 10/1/19	973	1,012
Pool #535714,
7.50%, 1/1/31	47	50
Pool #555599,
7.00%, 4/1/33	104	111
Pool #656035,
7.50%, 9/1/32	42	45
Pool #695066,
5.50%, 4/1/33	1,681	1,729
Pool #712130,
7.00%, 6/1/33	57	60
Pool #725424,
5.50%, 4/1/34	1,785	1,836

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 53.3% (3) continued
Fannie Mae - 30.4% continued
Pool #725787,
5.00%, 9/1/19	$1,571	$1,621
Pool #735893,
5.00%, 10/1/35	603	615
Pool #794338,
6.00%, 9/1/34	967	1,003
Pool #797773,
5.00%, 3/1/20	146	151
Pool #829125,
5.50%, 10/1/35	1,441	1,480
Pool #831810,
6.00%, 9/1/36	3,371	3,489
Pool #845182,
5.50%, 11/1/35	1,454	1,493
Pool #869217,
5.45%, 2/1/36	1,238	1,278
Pool #869801,
5.50%, 4/1/21	382	397
Pool #871232,
6.00%, 4/1/36	2,159	2,234
Pool #890001,
5.00%, 2/1/38	2,924	2,981
Pool #890009,
5.50%, 9/1/36	2,169	2,230
Pool #893082,
5.82%, 9/1/36	800	827
Pool #934476,
4.50%, 3/1/23	1,656	1,688
Pool #946869,
6.00%, 9/1/37	727	752
Pool #968158,
6.50%, 1/1/38	1,193	1,249
Pool #983605,
4.50%, 5/1/23	1,191	1,213
Pool #991529,
6.00%, 11/1/38	1,990	2,057
Pool TBA,
5.50%, 3/31/39(4)	3,750	3,841
6.50%, 4/30/39(4)	750	781

		39,925

Federal Home Loan Bank - 2.4%
3.63%, 7/1/11	610	637
3.63%, 5/29/13	2,400	2,502

		3,139

Freddie Mac - 7.5%
Federal Home Loan Mortgage Corp.,
1.50%, 1/7/11	666	666
2.13%, 3/23/12	825	824
2.50%, 1/7/14	250	248
4.75%, 1/19/16	1,054	1,146
Pool #1B3575,
6.06%, 9/1/37	1,466	1,524
Pool #1G2296,
6.18%, 11/1/37	1,971	2,059
Pool #1J0365,
5.93%, 4/1/37	1,383	1,437
Pool #1J2840,
5.97%, 9/1/37	1,896	1,973

		9,877

Freddie Mac Gold - 12.6%
Pool #A61560,
5.50%, 10/1/36	3,305	3,392
Pool #A62213,
6.00%, 6/1/37	1,907	1,976
Pool #A65182,
6.50%, 9/1/37	2,267	2,374
Pool #C02790,
6.50%, 4/1/37	1,491	1,562
Pool #C02838,
5.50%, 5/1/37	2,289	2,347
Pool #G01954,
5.00%, 11/1/35	1,568	1,596
Pool #G02869,
5.00%, 11/1/35	3,177	3,233

		16,480

Government National Mortgage Association - 0.4%
Pool #604183,
5.50%, 4/15/33	51	53
Pool #627123,
5.50%, 3/15/34	446	459
Pool #633627,
5.50%, 9/15/34	62	64

		576

Total U.S. Government Agencies (Cost $68,209)		69,997

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 18.2%
U.S. Treasury Bonds - 2.4%
4.50%, 5/15/38†	$2,793	$3,171

U.S. Treasury Notes - 15.8%
1.88%, 2/28/14	1,258	1,249
4.00%, 2/15/15†	830	910
2.63%, 2/29/16	4,800	4,776
2.75%, 2/15/19†	14,248	13,891

		20,826

Total U.S. Government Obligations (Cost $24,074)		23,997

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.2%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	14,724,294	14,724

Total Investment Companies (Cost $14,724)		14,724

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.3%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$13,024	13,024
U.S. Treasury Bill,(7)
0.48%, 8/20/09	475	474

Total Short-Term Investments (Cost $13,498)		13,498

Total Investments - 120.9% (Cost $160,705)		158,905

Liabilities less Other Assets - (20.9)%		(27,478)

NET ASSETS - 100.0%		$131,427

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At February 28, 2009, the value of these restricted illiquid securities amounted to approximately $4,562,000 or 3.5% of net assets. Prices have been provided by independent pricing services, and the inputs used in determining those prices have been characterized as Level 2 inputs for purposes of SFAS 157 (e.g. quoted prices in active markets for similar securities, commonly quoted benchmark interest rates and yield curves, and/or securities indices). Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ArcelorMittal,
5.38%, 6/1/13	6/11/08	$707

Berkshire Hathaway Finance Corp.,
5.00%, 8/15/13	7/30/08	354

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07-6/27/07	987

Erac USA Finance Co.,
7.00%, 10/15/37	10/10/07	451

News America Inc.
6.90%, 03/01/19	2/10/09	1,429

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	156

Verizon Wireless,
8.50%, 11/15/18	11/18/08	811

Verizon Wireless Capital LLC,
5.55%, 02/01/14	1/30/09	661

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security.
(5)	Investment in affiliated portfolio.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 28, 2009, the Core Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Five Year U.S. Treasury Note	38	$4,430	Long	6/09	$(18)

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$160,705

Gross tax appreciation of investments	$2,394
Gross tax depreciation of investments	(4,194)

Net tax depreciation of investments	$(1,800)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$14,724	$(18)

Level 2	141,340	—

Level 3	2,841	—

Total	$158,905	$—

*	Other financial instruments include futures and forwards, if applicable.

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 11/30/08	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	—	—

Net Purchases (Sales)	2,841	—

Transfers in and/or out of Level 3	—	—

Balance as of 2/28/09	$2,841	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 97.5%
U.S. Treasury Bonds - 22.5%
12.50%, 8/15/14	$1,000	$1,053
7.25%, 5/15/16	1,500	1,905
8.88%, 8/15/17†	1,500	2,112
9.00%, 11/15/18	3,200	4,674
8.13%, 8/15/19†	1,000	1,391
8.75%, 8/15/20†	1,000	1,463
8.13%, 5/15/21	2,000	2,839
8.00%, 11/15/21†	2,600	3,680
7.63%, 11/15/22	1,500	2,089
6.25%, 8/15/23†	2,150	2,693
6.88%, 8/15/25†	2,000	2,732
6.50%, 11/15/26	1,500	1,983
6.13%, 11/15/27	2,500	3,198
5.25%, 11/15/28	2,500	2,922
5.25%, 2/15/29	1,100	1,286
6.25%, 5/15/30†	2,500	3,306
4.75%, 2/15/37†	1,250	1,446
5.00%, 5/15/37	1,800	2,165
4.38%, 2/15/38†	1,000	1,103
4.50%, 5/15/38†	1,500	1,703

		45,743

U.S. Treasury Notes - 75.0%
1.75%, 3/31/10†	1,000	1,010
2.13%, 4/30/10†	3,500	3,555
3.88%, 5/15/10†	2,100	2,179
2.88%, 6/30/10†	4,500	4,622
3.88%, 7/15/10	3,000	3,129
2.75%, 7/31/10†	6,000	6,162
5.75%, 8/15/10	1,100	1,180
2.38%, 8/31/10†	2,000	2,045
2.00%, 9/30/10†	2,000	2,035
4.25%, 10/15/10†	3,000	3,169
4.38%, 12/15/10	3,500	3,719
0.88%, 12/31/10†	4,500	4,492
0.88%, 1/31/11†	2,000	1,996
5.00%, 2/15/11	1,900	2,052
0.88%, 2/28/11	1,000	997
4.75%, 3/31/11†	500	538
4.88%, 5/31/11†	3,200	3,467
4.88%, 7/31/11†	3,000	3,266
4.63%, 8/31/11†	4,000	4,338
4.63%, 10/31/11†	1,200	1,305
4.50%, 11/30/11	3,000	3,259
1.13%, 12/15/11†	2,500	2,487
4.75%, 1/31/12†	1,250	1,372
4.63%, 2/29/12	4,000	4,375
4.50%, 3/31/12	1,000	1,091
4.50%, 4/30/12	3,000	3,278
4.88%, 6/30/12†	1,000	1,107
4.13%, 8/31/12	1,000	1,086
4.25%, 9/30/12	1,200	1,310
3.88%, 10/31/12†	500	540
4.00%, 11/15/12†	950	1,032
3.63%, 12/31/12†	3,000	3,220
2.88%, 1/31/13†	300	314
2.75%, 2/28/13†	4,000	4,161
2.50%, 3/31/13†	3,000	3,094
3.63%, 5/15/13†	2,500	2,689
3.38%, 7/31/13†	4,000	4,267
4.25%, 8/15/13†	1,500	1,659
3.13%, 9/30/13†	2,000	2,107
2.75%, 10/31/13	1,800	1,868
4.25%, 11/15/13†	2,000	2,219
2.00%, 11/30/13†	2,000	2,005
1.75%, 1/31/14†	2,000	1,978
1.88%, 2/28/14	4,000	3,973
4.75%, 5/15/14†	1,500	1,707
4.25%, 8/15/14†	3,000	3,343
4.25%, 11/15/14†	2,000	2,230
4.00%, 2/15/15†	3,150	3,451
4.13%, 5/15/15†	3,000	3,296
4.25%, 8/15/15	2,000	2,213
4.50%, 11/15/15†	2,250	2,534
4.50%, 2/15/16†	3,000	3,361
4.88%, 8/15/16†	1,500	1,712
4.63%, 2/15/17†	1,900	2,136
4.75%, 8/15/17†	3,500	3,968
4.25%, 11/15/17†	3,500	3,845
3.50%, 2/15/18†	2,000	2,081
3.88%, 5/15/18†	3,000	3,214
4.00%, 8/15/18†	1,000	1,079
3.75%, 11/15/18†	1,000	1,060
2.75%, 2/15/19	1,500	1,463

		152,440

Total U.S. Government Obligations (Cost $188,026)		198,183

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO continued	FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 42.8%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	87,038,233	$87,038

Total Investment Companies (Cost $87,038)		87,038

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.5%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$3,058	3,058

Total Short-Term Investments (Cost $3,058)		3,058

Total Investments - 141.8% (Cost $278,122)		288,279

Liabilities less Other Assets - (41.8)%		(85,023)

NET ASSETS - 100.0%		$203,256

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$278,122

Gross tax appreciation of investments	$10,618
Gross tax depreciation of investments	(461)

Net tax appreciation of investments	$10,157

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$87,038	$—

Level 2	201,241	—

Level 3	—	—

Total	$288,279	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.2%
Aerospace/Defense - 0.5%
United Technologies Corp.,
6.13%, 2/1/19	$130	$138

Agriculture - 0.7%
Altria Group, Inc.,
9.25%, 8/6/19	150	153
Philip Morris International, Inc.,
4.88%, 5/16/13	65	66

		219

Banks - 0.8%
Bank of America Corp.,
8.00%, 12/24/49	35	13
Bank of America N.A.,
1.70%, 12/23/10†	243	244

		257

Beverages - 1.2%
Anheuser-Busch Cos., Inc.,
5.50%, 1/15/18†	55	49
PepsiCo., Inc.,
4.65%, 2/15/13†	155	164
3.75%, 3/1/14	155	155

		368

Chemicals - 0.5%
Praxair, Inc.,
5.25%, 11/15/14	135	143

Computers - 0.4%
Hewlett-Packard Co.,
4.50%, 3/1/13†	130	131

Cosmetics/Personal Care - 0.3%
Procter & Gamble Co.,
3.50%, 2/15/15	85	84

Diversified Financial Services - 11.2%
Bear Stearns (The) Cos., Inc.,
5.70%, 11/15/14	70	66
Caterpillar Financial Services Corp.,
6.13%, 2/17/14	150	146
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	125	116
General Electric Capital Corp.,
5.63%, 9/15/17†	275	240
Goldman Sachs Group (The), Inc.,
7.50%, 2/15/19	345	342
HSBC Finance Corp.,
5.25%, 1/15/14	270	252
HSBC USA, Inc.,
3.13%, 12/16/11†	260	267
John Deere Capital Corp.,
2.88%, 6/19/12	178	181
JPMorgan Chase & Co.,
2.63%, 12/1/10†	290	295
1.65%, 2/23/11	117	117
5.75%, 1/2/13	255	252
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	135	128
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13	175	162
Morgan Stanley,
2.00%, 9/22/11†	252	252
6.63%, 4/1/18	120	111
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	41	40
Wells Fargo & Co.,
3.00%, 12/9/11†	185	190
5.63%, 12/11/17	285	271

		3,428

Electric - 1.5%
Duke Energy Carolinas LLC,
5.10%, 4/15/18†	100	100
Florida Power & Light Co.,
5.55%, 11/1/17	95	99
Florida Power Corp.,
5.65%, 6/15/18	110	113
Nevada Power Co.,
6.50%, 8/1/18	150	141

		453

Food - 0.1%
General Mills, Inc.,
5.65%, 2/15/19	40	40

Healthcare - Services - 0.4%
UnitedHealth Group, Inc.,
4.88%, 3/15/15†	150	137

Insurance - 0.8%
Berkshire Hathaway Finance Corp.,
5.00%, 8/15/13	100	103

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.2% continued
Insurance - 0.8% continued
Protective Life Secured Trust,
4.85%, 8/16/10	$165	$157

		260

Media - 2.4%
News America, Inc.,
6.90%, 3/1/19(1) (2)	290	275
Time Warner Cable, Inc.,
5.85%, 5/1/17	165	149
6.75%, 7/1/18	150	142
Viacom, Inc.,
5.75%, 4/30/11	170	165

		731

Metal Fabrication/Hardware - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	75	59

Miscellaneous Manufacturing - 0.5%
General Electric Co.,
5.25%, 12/6/17	150	138

Oil & Gas - 2.6%
Chevron Corp.,
3.45%, 3/3/12	235	236
ConocoPhillips,
4.40%, 5/15/13†	50	50
5.75%, 2/1/19	150	147
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	330	320
XTO Energy, Inc.,
4.63%, 6/15/13†	60	57

		810

Pharmaceuticals - 0.8%
Abbott Laboratories,
5.60%, 11/30/17†	140	147
Schering-Plough Corp.,
6.00%, 9/15/17	95	95

		242

Pipelines - 1.1%
Consolidated Natural Gas Co.,
5.00%, 3/1/14	275	266
Kinder Morgan Energy Partners LP,
6.00%, 2/1/17	90	85

		351

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,
5.88%, 3/15/16†	50	16

Retail - 0.6%
Lowe’s Cos., Inc.,
5.60%, 9/15/12†	110	114
Wal-Mart Stores, Inc.,
4.25%, 4/15/13†	60	63

		177

Telecommunications - 3.5%
AT&T, Inc.,
5.60%, 5/15/18†	95	91
5.80%, 2/15/19	155	150
Cisco Systems, Inc.,
4.95%, 2/15/19	160	155
Verizon Communications, Inc.,
8.75%, 11/1/18	215	246
Verizon Wireless,
8.50%, 11/15/18(1) (2)	200	225
Verizon Wireless Capital LLC,
5.55%, 2/1/14(1) (2)	200	199

		1,066

Total Corporate Bonds
(Cost $9,393)		9,248

FOREIGN ISSUER BONDS - 3.2%
Beverages - 0.2%
Diageo Capital PLC,
5.20%, 1/30/13	50	51

Food - 0.4%
Delhaize Group,
5.88%, 2/1/14	140	140

Insurance - 0.5%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	100	70
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	155	41
XL Capital Ltd.,
6.50%, 12/31/49	215	47

		158

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 3.2% continued
Iron/Steel - 0.5%
ArcelorMittal,
5.38%, 6/1/13	$180	$148

Media - 0.2%
Thomson Reuters Corp.,
5.95%, 7/15/13†	80	79

Oil & Gas - 0.7%
Devon Financing Corp. ULC,
6.88%, 9/30/11	90	95
Petro-Canada,
6.05%, 5/15/18	75	62
Suncor Energy, Inc.,
6.10%, 6/1/18	55	45

		202

Telecommunications - 0.7%
Telefonos de Mexico S.A. de CV,
4.75%, 1/27/10†	210	212

Total Foreign Issuer Bonds (Cost $1,350)		990

U.S. GOVERNMENT AGENCIES - 27.0% (3)
Fannie Mae - 20.0%
2.88%, 10/12/10	700	717
2.00%, 3/2/11(4)	164	164
1.75%, 3/23/11	389	389
3.25%, 4/9/13	550	569
3.88%, 7/12/13	350	370
3.38%, 3/10/14	392	391
Pool #256883,
6.00%, 9/1/37	508	525
Pool #585617,
7.00%, 5/1/31	—	—
Pool #735402,
5.00%, 4/1/35	616	629
Pool #889650,
6.50%, 2/1/38	960	1,005
Pool #981480,
4.50%, 5/1/38	353	355
Pool TBA,
5.50%, 3/31/39(4)	1,000	1,024

		6,138

Federal Home Loan Bank - 2.5%
3.63%, 7/1/11	370	386
3.63%, 5/29/13	350	365

		751

Freddie Mac - 4.5%
Federal Home Loan Mortgage Corp.,
1.50%, 1/7/11	150	150
2.13%, 3/23/12	508	507
4.75%, 1/19/16	672	731

		1,388

Total U.S. Government Agencies (Cost $8,159)		8,277

U.S. GOVERNMENT OBLIGATIONS - 36.0%
U.S. Treasury Notes - 36.0%
0.88%, 2/28/11(4)	1,744	1,739
1.38%, 2/15/12†	1,322	1,321
1.88%, 2/28/14(4)	708	703
2.63%, 2/29/16	2,694	2,680
2.75%, 2/15/19†	4,730	4,612

		11,055

Total U.S. Government Obligations (Cost $11,126)		11,055

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 20.4%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	6,248,593	6,248

Total Investment Companies (Cost $6,249)		6,248

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 25.1%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$7,611	$7,611
U.S. Treasury Bill,
0.48%, 8/20/09(7)	75	75

Total Short-Term Investments (Cost $7,686)		7,686

Total Investments - 141.9% (Cost $43,963)		43,504

Liabilities less Other Assets - (41.9)%		(12,851)

NET ASSETS - 100.0%		$30,653

(1)	Restricted security that has been deemed illiquid. At February 28, 2009, the value of these restricted illiquid securities amounted to approximately $780,000 or 2.6% of net assets. Prices have been provided by independent pricing services, and the inputs used in determining those prices have been characterized as Level 2 inputs for purposes of SFAS 157 (e.g. quoted prices in active markets for similar securities, commonly quoted benchmark interest rates and yield curves, and/or securities indices). Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07-6/27/07	$153

News America, Inc.,
6.90%, 3/1/19	2/10/09	290

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03-8/24/07	41

Verizon Wireless,
8.50%, 11/15/18	11/18/09-2/20/09	208

Verizon Wireless Capital LLC,
5.55%, 2/1/14	1/30/09-2/20/09	199

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security.
(5)	Investment in affiliated portfolio.
(6)	Investment relates to cash collateral received from portfolio securities loaned. (7) Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 28, 2009, the Intermediate Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Two Year U.S. Treasury Note	5	$1,083	Long	6/09	$(2)

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$43,963

Gross tax appreciation of investments	$248
Gross tax depreciation of investments	(707)

Net tax depreciation of investments	$(459)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$6,248	$(2)

Level 2	36,867	—

Level 3	389	—

Total	$43,504	$(2)

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 11/30/08	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	—	—

Net Purchases (Sales)	389	—

Transfers in and/or out of Level 3	—	—

Balance as of 2/28/09	$389	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.6%
Banks - 6.7%
Bank of America N.A.,
1.70%, 12/23/10†	$1,124	$1,128
Citigroup, Inc.,
2.13%, 4/30/12	813	808
HSBC USA, Inc.,
3.13%, 12/16/11†	1,200	1,231
JPMorgan Chase & Co.,
2.63%, 12/1/10†	1,356	1,382
1.65%, 2/23/11	473	473
4.85%, 6/16/11†	1,325	1,328
Morgan Stanley,
2.00%, 9/22/11†	1,193	1,192
Wells Fargo & Co.,
4.38%, 1/31/13	685	648

		8,190

Beverages - 0.5%
PepsiCo, Inc.,
3.75%, 3/1/14	620	623

Diversified Financial Services - 6.3%
Allstate Life Global Funding Trusts,
4.50%, 5/29/09†	2,395	2,397
Caterpillar Financial Services Corp.,
6.13%, 2/17/14†	630	614
Countrywide Home Loans, Inc.,
4.00%, 3/22/11†	690	643
General Electric Capital Corp.,
6.00%, 6/15/12	1,450	1,442
International Lease Finance Corp.,
5.75%, 6/15/11	970	673
John Deere Capital Corp.,
4.88%, 3/16/09†	1,125	1,126
2.88%, 6/19/12	853	867

		7,762

Electric - 0.6%
PSEG Power LLC,
6.95%, 6/1/12	670	682

Media - 1.2%
AOL Time Warner, Inc.,
6.75%, 4/15/11	855	868
Time Warner Cable, Inc.,
5.40%, 7/2/12	625	601

		1,469

Oil & Gas - 0.8%
Chevron Corp.,
3.45%, 3/3/12	930	932

Pipelines - 0.4%
Duke Capital LLC,
4.37%, 3/1/09	500	500

Retail - 2.5%
CVS Caremark Corp.,
4.00%, 9/15/09†	1,300	1,298
Target Corp.,
5.38%, 6/15/09†	1,800	1,814

		3,112

Software - 0.6%
Oracle Corp.,
5.00%, 1/15/11†	720	754

Telecommunications - 3.0%
SBC Communications, Inc.,
6.25%, 3/15/11†	1,440	1,502
Verizon Communications, Inc.,
5.35%, 2/15/11†	740	759
Verizon New Jersey, Inc.,
5.88%, 1/17/12	400	401
Verizon Wireless Capital LLC,
5.55%, 2/1/14(1) (2)	1,000	994

		3,656

Total Corporate Bonds (Cost $28,013)		27,680

FOREIGN ISSUER BONDS - 2.6%
Food - 0.8%
Delhaize Group,
5.88%, 2/1/14	895	896

Oil & Gas - 1.1%
Conoco Funding Co.,
6.35%, 10/15/11	1,260	1,357

Telecommunications - 0.7%
Telefonos de Mexico S.A. de CV,
4.75%, 1/27/10†	885	894

Total Foreign Issuer Bonds (Cost $3,106)		3,147

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 51.0% (3)
Fannie Mae - 30.3%
2.00%, 3/2/11(4)	$2,240	$2,240
1.75%, 3/23/11	2,420	2,423
3.63%, 8/15/11	2,684	2,818
2.00%, 1/9/12	3,222	3,236
3.38%, 3/10/14(4)	1,488	1,483
Pool #256883,
6.00%, 9/1/37	1,146	1,185
Pool #555649,
7.50%, 10/1/32	134	144
Pool #869217,
5.45%, 2/1/36	2,157	2,227
Pool #888415,
5.00%, 12/1/36	1,811	1,847
Pool #889650,
6.50%, 2/1/38	2,974	3,114
Pool #893082,
5.82%, 9/1/36	1,229	1,270
Pool #897243,
6.00%, 11/1/36	2,905	3,006
Pool #946869,
6.00%, 9/1/37	1,750	1,809
Pool #995049,
5.50%, 2/1/38	2,876	2,952
Pool TBA,
5.50%, 3/31/39(4)	7,167	7,342

		37,096

Federal Farm Credit Bank - 2.4%
2.63%, 4/21/11	2,848	2,906

Federal Home Loan Bank - 4.0%
1.63%, 1/21/11	2,450	2,454
3.38%, 6/24/11	2,385	2,467

		4,921

Freddie Mac - 10.7%
2.13%, 3/23/12	2,759	2,757
Pool #1B3617,
5.94%, 10/1/37	1,682	1,751
Pool TBA,
6.50%, 3/31/39(4)	4,241	4,434
6.50%, 4/30/39(4)	3,955	4,123

		13,065

Freddie Mac Gold - 3.6%
Pool #G03142,
6.50%, 7/1/37	4,241	4,420

Total U.S. Government Agencies (Cost $61,964)		62,408

U.S. GOVERNMENT OBLIGATIONS - 18.6%
U.S. Treasury Notes - 18.6%
0.88%, 2/28/11	2,409	2,402
1.38%, 2/15/12†	15,269	15,254
1.88%, 2/28/14	5,179	5,143

		22,799

Total U.S. Government Obligations (Cost $22,798)		22,799

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 21.4%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	26,177,599	26,178

Total Investment Companies (Cost $26,178)		26,178

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 30.0%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$36,443	36,443
U.S. Treasury Bill,
0.48%, 8/20/09(7)	300	299

Total Short-Term Investments (Cost $36,742)		36,742

Total Investments - 146.2% (Cost $178,801)		178,954

Liabilities less Other Assets - (46.2)%		(56,590)

NET ASSETS - 100.0%		$122,364

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

(2)	Restricted security that has been deemed illiquid. At February 28, 2009, the value of these restricted illiquid securities amounted to approximately $994,000 or 0.8% of net assets. Prices have been provided by independent pricing services, and the inputs used in determining those prices have been characterized as Level 2 inputs for purposes of SFAS 157 (e.g. quoted prices in active markets for similar securities, commonly quoted benchmark interest rates and yield curves, and/or securities indices). Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Verizon Wireless Capital LLC,
5.55%, 2/1/14	1/30/09	$994

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security.
(5)	Investment in affiliated portfolio.
(6)	Investment relates to cash collateral received from portfolio securities loaned. (7) Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 28, 2009, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Two Year U.S. Treasury Note	17	$3,682	Long	6/09	$(6)

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$178,801

Gross tax appreciation of investments	$666
Gross tax depreciation of investments	(513)

Net tax appreciation of investments	$153

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$26,178	$(6)

Level 2	148,870	—

Level 3	3,906	—

Total	$178,954	$(6)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 11/30/08	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	—	—

Net Purchases (Sales)	3,906	—

Transfers in and/or out of Level 3	—	—

Balance as of 2/28/09	$3,906	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4.3%
Banks - 4.3%
Citigroup, Inc.,
2.13%, 4/30/12	$800	$795
HSBC USA, Inc.,
3.13%, 12/16/11†	750	770
JPMorgan Chase & Co.,
1.65%, 2/23/11	221	221
Morgan Stanley,
2.00%, 9/22/11	734	733

		2,519

Total Corporate Bonds (Cost $2,502)		2,519

U.S. GOVERNMENT AGENCIES - 44.3% (1)
Fannie Mae - 23.5%
2.00%, 3/2/11(2)	995	995
1.75%, 3/23/11	731	732
2.00%, 1/9/12	1,953	1,962
2.75%, 2/5/14	100	100
3.38%, 3/10/14(2)	1,320	1,315
Pool #555649,
7.50%, 10/1/32	97	104
Pool #735402,
5.00%, 4/1/35	864	882
Pool #869217,
5.45%, 2/1/36	1,300	1,342
Pool #893082,
5.82%, 9/1/36	463	478
Pool #968158,
6.50%, 1/1/38	436	457
Pool #995049,
5.50%, 2/1/38	1,477	1,517
Pool TBA,
5.50%, 12/31/37(2)	3,750	3,841

		13,725

Federal Farm Credit Bank - 3.2%
2.63%, 4/21/11	448	457
3.88%, 8/25/11	1,335	1,407

		1,864

Federal Home Loan Bank - 1.5%
3.63%, 10/18/13	875	905

Freddie Mac - 16.1%
2.00%, 2/25/11	500	500
2.00%, 1/27/12	750	745
2.13%, 3/23/12	583	582
2.50%, 1/7/14	950	943
Pool #1J0365,
5.93%, 4/1/37	922	958
Pool #1J2840,
5.97%, 9/1/37	1,319	1,372
Pool #410092,
6.79%, 11/1/24	8	8
Pool TBA,
6.50%, 4/13/30(2)	2,249	2,345
5.50%, 3/15/38(2)	1,200	1,229
Series 2944, Class WD,
5.50%, 11/15/28	715	735

		9,417

Total U.S. Government Agencies (Cost $25,670)		25,911

U.S. GOVERNMENT OBLIGATIONS - 49.2%
U.S. Treasury Notes - 49.2%
0.88%, 2/28/11	2,576	2,569
1.38%, 2/15/12†	9,195	9,185
1.88%, 2/28/14	12,512	12,426
2.75%, 2/15/19†	4,725	4,607

		28,787

Total U.S. Government Obligations (Cost $28,872)		28,787

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 19.2%
Northern Institutional Funds - Liquid Assets Portfolio (3) (4)	11,250,842	11,251

Total Investment Companies (Cost $11,251)		11,251

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued	FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 41.9%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$24,379	$24,379
U.S. Treasury Bill,
0.48%, 8/20/09(5)	155	155

Total Short-Term Investments (Cost $24,534)		24,534

Total Investments - 158.9% (Cost $92,829)		93,002

Liabilities less Other Assets - (58.9)%		(34,483)

NET ASSETS - 100.0%		$58,519

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security.
(3)	Investment in affiliated portfolio.
(4)	Investment relates to cash collateral received from portfolio securities loaned. (5) Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 28, 2009, the U.S. Government Securities Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Two Year U.S. Treasury Note	8	$1,733	Long	6/09	$(3)

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$92,829

Gross tax appreciation of investments	$290
Gross tax depreciation of investments	(117)

Net tax appreciation of investments	$173

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$11,251	$(3)

Level 2	79,704	—

Level 3	2,047	—

Total	$93,002	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 11/30/08	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	—	—

Net Purchases (Sales)	2,047	—

Transfers in and/or out of Level 3	—	—

Balance as of 2/28/09	$2,047	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%
Australia - 2.8%
QBE Insurance Group Ltd.	76,977	$932
Telstra Corp. Ltd.	891,344	2,029

		2,961

Belgium - 2.2%
Anheuser-Busch InBev N.V.	83,233	2,302

Canada - 1.1%
Bombardier, Inc., Class B	504,400	1,176

China - 1.0%
Bank of China Ltd., Class H	3,961,000	1,089

Finland - 1.1%
UPM-Kymmene OYJ	164,972	1,169

France - 8.1%
Accor S.A.†	26,105	938
Air Liquide S.A.†	26,754	1,970
BNP Paribas†	41,862	1,376
Peugeot S.A.†	53,573	925
Societe Generale	28,659	903
Total S.A.†	36,483	1,729
UBISOFT Entertainment*†	54,002	816

		8,657

Germany - 11.7%
Allianz SE (Registered)†	22,514	1,528
Bayer A.G.	45,320	2,186
Commerzbank A.G.†	109,200	385
Deutsche Telekom A.G. (Registered)	111,358	1,350
E.ON A.G.	59,180	1,524
GEA Group A.G.	51,198	553
Linde A.G.	24,115	1,559
SAP A.G.	66,612	2,153
Siemens A.G. (Registered)	24,804	1,266

		12,504

Hong Kong - 1.1%
Huabao International Holdings Ltd.	1,680,000	1,214

Italy - 2.4%
ENI S.p.A.	88,140	1,763
Lottomatica S.p.A.†	51,493	829

		2,592

Japan - 20.8%
Chiyoda Corp.	178,000	699
East Japan Railway Co.	18,400	1,089
Kawasaki Heavy Industries Ltd.†	560,000	963
Kinden Corp.	101,000	709
Kirin Holdings Co. Ltd.	191,000	1,830
Kubota Corp.†	156,000	739
Mitsubishi Estate Co. Ltd.	145,000	1,444
Mitsubishi UFJ Financial Group, Inc.	502,700	2,281
Mitsui & Co. Ltd.	218,000	1,995
NGK Insulators Ltd.†	92,000	1,205
Shin-Etsu Chemical Co. Ltd.	47,500	2,113
Shiseido Co. Ltd.†	103,000	1,500
Sony Corp.	95,100	1,584
Sumitomo Metal Mining Co. Ltd.	112,000	1,109
Toyota Motor Corp.	93,000	2,962

		22,222

Netherlands - 4.5%
Qiagen N.V.*†	51,426	849
Royal Dutch Shell PLC, Class B (London Exchange)	187,627	3,961

		4,810

Singapore - 1.8%
CapitaLand Ltd.†	683,000	862
DBS Group Holdings Ltd.	213,000	1,068

		1,930

Spain - 2.8%
Telefonica S.A.	158,959	2,965

Sweden - 2.0%
Telefonaktiebolaget LM Ericsson, Class B	255,433	2,107

Switzerland - 10.4%
ABB Ltd. (Registered)*†	112,618	1,363
Julius Baer Holding A.G. (Registered)†	28,325	657
Nestle S.A. (Registered)	104,886	3,433
Roche Holding A.G. (Genusschein)†	25,009	2,839
Syngenta A.G. (Registered)	13,177	2,808

		11,100

United Kingdom - 20.5%
Autonomy Corp. PLC*	109,566	1,903
BAE Systems PLC	400,400	2,121
BP PLC	282,040	1,804
Compass Group PLC	456,842	2,020
GlaxoSmithKline PLC	185,506	2,832
HSBC Holdings PLC†	108,251	757
ITV PLC	1,728,944	611
QinetiQ PLC	284,453	563

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
United Kingdom - 20.5% continued
Rolls-Royce Group PLC*	399,083	$1,641
Royal Bank of Scotland Group PLC	1,928,942	633
Standard Chartered PLC	102,230	968
Vodafone Group PLC	1,936,983	3,444
Weir Group (The) PLC	176,362	872
WPP PLC	324,603	1,693

		21,862

Total Common Stocks (Cost $164,405) (1)		100,660

INVESTMENT COMPANIES - 18.7%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	19,907,387	19,907

Total Investment Companies (Cost $19,907)		19,907

RIGHTS - 0.1%
Singapore - 0.1%
CapitaLand Ltd.*†	341,500	135

Total Rights (Cost $ — ) (1)		135

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$173	$173

Total Short-Term Investments (Cost $173)		173

Total Investments - 113.3% (Cost $184,485)		120,875

Liabilities less Other Assets - (13.3)%		(14,148)

NET ASSETS - 100.0%		$106,727

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$184,485

Gross tax appreciation of investments	$1,717
Gross tax depreciation of investments	(65,327)

Net tax depreciation of investments	$(63,610)

At February 28, 2009, the industry sectors for the International Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	9.0
Energy	9.1
Financials	15.2
Health Care	8.6
Industrials	16.8
Information Technology	6.9
Materials	11.8
Telecommunication Services	9.6
Utilities	1.5

Total	100.0%

At February 28, 2009, the International Growth Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.7%
British Pound	25.6
Japanese Yen	22.0
Swiss Franc	11.0
All other currencies less than 5%	10.7

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$21,083	$—

Level 2	99,792	—

Level 3	—	—

Total	$120,875	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%
Australia - 5.9%
AGL Energy Ltd.	3,526	$30
Alumina Ltd.†	8,979	7
Amcor Ltd.	7,167	20
AMP Ltd.	15,942	49
Aristocrat Leisure Ltd.	2,790	7
ASX Ltd.	1,478	25
Australia & New Zealand Banking Group Ltd.	18,118	153
AXA Asia Pacific Holdings Ltd.†	6,932	14
Bendigo and Adelaide Bank Ltd.†	2,183	9
BHP Billiton Ltd.	29,682	543
Billabong International Ltd.	1,509	7
BlueScope Steel Ltd.	6,054	8
Boral Ltd.†	4,730	8
Brambles Ltd.	12,252	36
Caltex Australia Ltd.	1,074	6
CFS Retail Property Trust	14,633	16
Coca-Cola Amatil Ltd.	4,344	25
Cochlear Ltd.	437	15
Commonwealth Bank of Australia†	13,509	255
Computershare Ltd.†	4,051	18
Crown Ltd.†	3,553	12
CSL Ltd.	5,570	130
CSR Ltd.	9,097	6
Dexus Property Group	25,589	11
Fairfax Media Ltd.†	9,705	5
Fortescue Metals Group Ltd.*†	11,066	18
Foster’s Group Ltd.	16,629	58
Goodman Fielder Ltd.	9,902	7
Goodman Group	17,144	3
GPT Group†	39,630	12
Harvey Norman Holdings Ltd.†	4,700	6
Incitec Pivot Ltd.	15,176	21
Insurance Australia Group Ltd.	17,519	38
Leighton Holdings Ltd.†	1,228	15
Lend Lease Corp. Ltd.	2,864	10
Lion Nathan Ltd.†	2,500	14
Macquarie Airports	6,369	6
Macquarie Group Ltd.†	2,460	26
Macquarie Infrastructure Group†	21,114	14
Macquarie Office Trust	2,582	—
Metcash Ltd.	4,400	12
Mirvac Group	8,860	5
National Australia Bank Ltd.	16,638	189
Newcrest Mining Ltd.	4,432	87
OneSteel Ltd.	6,767	7
Orica Ltd.	3,003	26
Origin Energy Ltd.	7,919	69
OZ Minerals Ltd.	25,655	10
Perpetual Ltd.†	295	5
Qantas Airways Ltd.	9,700	10
QBE Insurance Group Ltd.	9,055	110
Rio Tinto Ltd.	2,692	79
Santos Ltd.	5,308	52
Sims Metal Management Ltd.†	1,169	13
Sonic Healthcare Ltd.	2,321	18
Stockland	12,526	22
Suncorp-Metway Ltd.†	8,905	30
Suncorp-Metway Ltd. - New*	1,781	6
TABCORP Holdings Ltd.†	4,625	19
Tatts Group Ltd.	8,554	15
Telstra Corp. Ltd.	40,580	92
Toll Holdings Ltd.	4,388	15
Transurban Group	11,194	32
Wesfarmers Ltd.	9,209	103
Wesfarmers Ltd. - PPS	1,001	11
Westfield Group	18,742	128
Westpac Banking Corp.	25,319	271
Woodside Petroleum Ltd.	4,549	104
Woolworths Ltd.	10,660	178
WorleyParsons Ltd.†	1,330	13

		3,394

Austria - 0.3%
Erste Group Bank A.G.	1,656	16
OMV A.G.	1,570	41
Raiffeisen International Bank Holding A.G.†	430	8
Strabag SE	410	5
Telekom Austria A.G.	2,906	38
Verbund - Oesterreichische Elektrizitaetswirtschafts A.G., Class A	690	22
Vienna Insurance Group†	300	7
Voestalpine A.G.	972	15
Wienerberger A.G.	577	5

		157

Belgium - 0.9%
Anheuser-Busch InBev N.V.	6,343	175
Belgacom S.A.	1,632	54
Colruyt S.A.	158	36

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Belgium - 0.9% continued
Delhaize Group	961	$56
Dexia S.A.†	4,421	9
Fortis†	20,796	35
Fortis (VVPR)*	348	—
Groupe Bruxelles Lambert S.A.	726	47
KBC Groep N.V.†	1,498	16
Mobistar S.A.	217	14
Nationale A Portefeuille	300	13
Solvay S.A., Class A	574	33
UCB S.A.	875	24
Umicore	985	15

		527

Denmark - 0.9%
A.P. Moller - Maersk A/S, Class A†	5	24
A.P. Moller - Maersk A/S, Class B†	10	47
Carlsberg A/S, Class B†	773	26
Coloplast A/S, Class B	224	15
Danisco A/S†	335	12
Danske Bank A/S†	4,394	28
DSV A/S†	1,603	12
FLSmidth & Co. A/S†	423	10
Jyske Bank A/S (Registered)*	468	8
Novo-Nordisk A/S, Class B	4,105	200
Novozymes A/S, Class B	456	34
Topdanmark A/S*	140	14
TrygVesta A/S†	211	11
Vestas Wind Systems A/S*†	1,723	75
William Demant Holding A/S*†	201	6

		522

Finland - 1.1%
Elisa OYJ, Class A†	1,189	15
Fortum OYJ	4,098	71
Kesko OYJ, Class B†	452	10
Kone OYJ, Class B†	1,557	32
Metso OYJ†	1,014	10
Neste Oil OYJ†	1,020	13
Nokia OYJ	33,597	317
Nokian Renkaat OYJ†	718	9
Orion OYJ, Class B	600	9
Outokumpu OYJ	1,300	13
Pohjola Bank PLC, Class A†	700	5
Rautaruukki OYJ†	668	11
Sampo OYJ, Class A	4,072	54
Sanoma-WSOY OYJ	771	9
Stora Enso OYJ (Registered)	4,620	19
UPM-Kymmene OYJ	5,227	37
Wartsila OYJ, Class B†	756	17

		651

France - 9.9%
Accor S.A.†	1,867	67
ADP†	213	10
Air France-KLM	964	9
Air Liquide S.A.†	2,161	159
Alcatel-Lucent*†	22,103	29
Alstom S.A.†	1,977	94
Arcelormittal	8,062	158
Atos Origin S.A.†	660	16
AXA S.A.†	14,250	132
BioMerieux	107	8
BNP Paribas†	7,192	236
Bouygues S.A.	2,325	67
Bureau Veritas S.A.†	301	11
Cap Gemini S.A.	1,229	36
Carrefour S.A.	5,845	198
Casino Guichard Perrachon S.A.	346	22
Christian Dior S.A.†	442	22
Cie de Saint-Gobain†	2,630	61
Cie Generale d’Optique Essilor International S.A.	1,793	62
CNP Assurances	305	20
Compagnie Generale de Geophysique-Veritas*†	1,091	12
Compagnie Generale des Establissements Michelin, Class B	1,263	41
Credit Agricole S.A.	8,070	79
Dassault Systemes S.A.†	458	16
EDF S.A.	1,824	71
Eiffage S.A.†	286	10
Eramet†	41	6
Eurazeo	198	5
Eutelsat Communications	653	14
France Telecom S.A.	16,165	365
GDF Suez*	1,323	—
GDF Suez (VVPR)	9,679	310
Gecina S.A.	85	4
Groupe Danone	3,997	192
Hermes International†	484	41
Icade	154	11

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
France - 9.9% continued
Iliad S.A.	136	$11
Imerys S.A.†	252	8
Ipsen S.A.	196	8
JC Decaux S.A.†	548	7
Klepierre†	667	14
Lafarge S.A.†	1,142	49
Lagardere S.C.A.	1,088	36
Legrand S.A.†	714	11
L’Oreal S.A.	2,131	138
LVMH Moet Hennessy Louis Vuitton S.A.†	2,285	132
M6-Metropole Television	708	9
Natixis	7,897	11
Neopost S.A.	256	19
PagesJaunes Groupe S.A.†	1,084	9
Pernod-Ricard S.A.	1,491	82
Peugeot S.A.†	1,196	21
PPR†	730	44
Publicis Groupe†	1,106	26
Renault S.A.†	1,738	25
Safran S.A.†	1,596	16
Sanofi-Aventis S.A.	9,291	481
Schneider Electric S.A.†	2,060	124
SCOR SE	1,190	24
SES S.A. FDR	2,564	48
Societe BIC S.A.†	278	14
Societe Des Autoroutes Paris-Rhin-Rhone†	192	10
Societe Generale	4,331	137
Societe Television Francaise 1†	937	8
Sodexo†	759	35
Suez Environnement S.A.*†	2,342	34
Technip S.A.	971	32
Thales S.A.†	705	29
Total S.A.	18,845	893
Unibail-Rodamco	766	97
Valeo S.A.†	654	8
Vallourec S.A.	480	38
Veolia Environment	3,404	74
Vinci S.A.	3,865	126
Vivendi S.A.	10,333	248
Wendel†	215	5
Zodiac S.A.†	413	13

		5,748

Germany - 7.1%
Adidas A.G.	1,779	52
Allianz SE (Registered)†	4,007	272
BASF SE	8,201	228
Bayer A.G.	6,770	327
Bayerische Motoren Werke A.G.	3,014	75
Beiersdorf A.G.	701	29
Celesio A.G.	676	14
Commerzbank A.G.†	5,829	21
Daimler A.G. (Registered)	7,981	182
Deutsche Bank A.G. (Registered)†	4,806	125
Deutsche Boerse A.G.†	1,829	84
Deutsche Lufthansa A.G. (Registered)	1,821	20
Deutsche Post A.G. (Registered)	7,889	77
Deutsche Postbank A.G.†	652	7
Deutsche Telekom A.G. (Registered)	25,121	305
E.ON A.G.	16,823	433
Fraport A.G. Frankfurt Airport Services Worldwide†	278	9
Fresenius Medical Care A.G. & Co. KGaA	1,700	70
Fresenius SE	206	9
GEA Group A.G.	1,444	16
Hamburger Hafen und Logistik A.G.†	190	4
Hannover Rueckversicherung A.G.†	469	17
HeidelbergCement A.G.†	198	5
HeidelbergCement A.G. (VVPR) (1) *	83	—
Henkel A.G. & Co KGaA	1,138	25
Hochtief A.G.	334	9
K+S A.G.†	1,395	63
Linde A.G.	1,245	80
MAN A.G.	1,011	41
Merck KGaA	540	41
Metro A.G.	980	29
Muenchener Rueckversicherungs A.G. (Registered)	1,897	233
Puma A.G. Rudolf Dassler Sport A.G.	64	10
Q-Cells SE*†	492	8
RWE A.G.	3,930	248
Salzgitter A.G.	327	20
SAP A.G.	7,733	250
Siemens A.G. (Registered)	7,672	392
Solarworld A.G.†	680	12
Suedzucker A.G.	539	9
ThyssenKrupp A.G.†	3,365	60
TUI A.G.†	1,697	10
United Internet A.G. (Registered)†	960	7
Volkswagen A.G.†	784	186

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Germany - 7.1% continued
Wacker Chemie A.G.	123	$8

		4,122

Greece - 0.4%
Alpha Bank A.E.	3,569	19
Coca Cola Hellenic Bottling Co. S.A.	1,380	17
EFG Eurobank Ergasias S.A.	2,638	14
Hellenic Petroleum S.A.	1,222	9
Hellenic Telecommunications Organization S.A.	2,560	33
Marfin Investment Group S.A.*	5,160	15
National Bank of Greece S.A.	4,663	58
OPAP S.A.	2,034	52
Piraeus Bank S.A.	2,690	13
Public Power Corp. S.A.	713	11
Titan Cement Co. S.A.	469	8

		249

Hong Kong - 2.3%
ASM Pacific Technology Ltd.	2,000	6
Bank of East Asia Ltd.†	12,599	26
BOC Hong Kong Holdings Ltd.	33,500	33
Cathay Pacific Airways Ltd.	9,000	9
Cheung Kong Holdings Ltd.	13,000	105
Cheung Kong Infrastructure Holdings Ltd.	4,000	15
Chinese Estates Holdings Ltd.†	8,000	9
CLP Holdings Ltd.	19,194	142
Esprit Holdings Ltd.	10,000	54
Foxconn International Holdings Ltd.*†	17,000	5
Genting International PLC*†	22,000	6
Hang Lung Group Ltd.	7,000	19
Hang Lung Properties Ltd.	17,000	32
Hang Seng Bank Ltd.†	6,900	76
Henderson Land Development Co. Ltd.	10,045	33
Hong Kong & China Gas Co. Ltd.	36,913	56
Hong Kong Aircraft Engineerg Co. Ltd.†	400	4
Hong Kong Electric Holdings Co. Ltd.	13,000	80
Hong Kong Exchanges and Clearing Ltd.†	9,500	75
Hopewell Holdings Ltd.	5,000	14
Hutchison Telecommunications International Ltd.	16,000	4
Hutchison Whampoa Ltd.	19,500	102
Hysan Development Co. Ltd.	5,281	8
Kerry Properties Ltd.†	6,093	11
Kingboard Chemicals Holdings Ltd.	4,000	6
Li & Fung Ltd.†	18,620	41
Lifestyle International Holdings Ltd.†	6,000	5
Link REIT (The)	17,000	32
Mongolia Energy Co. Ltd.*†	28,000	7
MTR Corp.†	10,985	24
New World Development Ltd.	19,169	17
Noble Group Ltd.†	10,800	7
NWS Holdings Ltd.	4,000	5
Orient Overseas International Ltd.	2,000	5
Pacific Basin Shipping Ltd.	14,000	6
PCCW Ltd.	40,364	19
Shangri-La Asia Ltd.	9,172	10
Sino Land Co.	15,408	12
Sun Hung Kai Properties Ltd.	13,172	102
Swire Pacific Ltd., Class A	7,500	46
Television Broadcasts Ltd.†	3,000	10
Wharf Holdings Ltd.	11,250	24
Wheelock & Co. Ltd.†	8,000	13
Wing Hang Bank Ltd.	1,000	6
Yue Yuen Industrial Holdings	4,000	7

		1,328

Ireland - 0.4%
Anglo Irish Bank Corp. PLC (Dublin Exchange)	6,354	—
CRH PLC†	949	20
CRH PLC - Dublin	3,707	77
Elan Corp. PLC*†	4,122	26
Experian PLC	9,567	57
Kerry Group PLC, Class A	1,331	28
Ryanair Holdings PLC*	3,150	12

		220

Italy - 3.2%
A2A S.p.A.	10,311	15
ACEA S.p.A.	819	10
Alleanza Assicurazioni S.p.A.	3,959	20
Assicurazioni Generali S.p.A.	9,351	141
Atlantia S.p.A.	2,468	32
Autogrill S.p.A.	1,000	5
Banca Carige S.p.A.†	5,691	15
Banca Monte dei Paschi di Siena S.p.A.†	21,664	27
Banca Popolare di Milano Scrl	3,301	13
Banco Popolare Scarl	5,960	23
Bulgari S.p.A.†	1,672	7
Enel S.p.A.	38,248	191
ENI S.p.A.	22,997	460

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Italy - 3.2% continued
Fiat S.p.A.	6,146	$28
Finmeccanica S.p.A.	3,740	48
Fondiaria-Sai S.p.A.	472	5
IFIL - Investments S.p.A.	1,576	3
Intesa Sanpaolo S.p.A.	68,035	166
Intesa Sanpaolo S.p.A. (RNC)	7,416	12
Italcementi S.p.A.†	723	6
Italcementi S.p.A. (RNC)	829	4
Lottomatica S.p.A.	653	11
Luxottica Group S.p.A.†	1,098	14
Mediaset S.p.A.	7,283	32
Mediobanca S.p.A.	4,668	38
Mediolanum S.p.A.	2,000	7
Parmalat S.p.A.	15,536	29
Pirelli & C. S.p.A.	19,728	4
Prysmian S.p.A.	1,205	10
Saipem S.p.A.	2,225	35
Saras S.p.A.	3,017	9
Snam Rete Gas S.p.A.	7,000	35
Telecom Italia S.p.A.	92,179	113
Telecom Italia S.p.A. (RNC)	53,741	52
Tenaris S.A.	4,186	37
Terna S.p.A.	11,235	35
UniCredit S.p.A. (Milan Exchange)	100,504	128
Unione di Banche Italiane SCPA	5,415	51
Unipol Gruppo Finanziario S.p.A.	5,252	5

		1,876

Japan - 24.2%
77 Bank (The) Ltd.	3,000	14
ABC-Mart, Inc.	200	4
Acom Co. Ltd.†	380	9
Advantest Corp.	1,300	15
Aeon Co. Ltd.	5,700	34
Aeon Credit Service Co. Ltd.	900	7
Aeon Mall Co. Ltd.	500	5
Aioi Insurance Co. Ltd.	2,000	7
Aisin Seiki Co. Ltd.	1,900	29
Ajinomoto Co., Inc.	6,000	41
Alfresa Holdings Corp.	300	12
All Nippon Airways Co. Ltd.	5,000	18
Alps Electric Co. Ltd.	1,000	3
Amada Co. Ltd.	3,000	14
Aozora Bank Ltd.	4,000	4
Asahi Breweries Ltd.	3,700	46
Asahi Glass Co. Ltd.	10,000	43
Asahi Kasei Corp.	12,000	38
Asics Corp.†	1,000	6
Astellas Pharma, Inc.	4,200	139
Bank of Kyoto (The) Ltd.	3,000	26
Bank of Yokohama (The) Ltd.	12,000	51
Benesse Corp.	700	28
Bridgestone Corp.	5,900	79
Brother Industries Ltd.	2,000	13
Canon Marketing Japan, Inc.	1,000	14
Canon, Inc.	9,400	237
Casio Computer Co. Ltd.†	1,900	13
Central Japan Railway Co.	15	91
Chiba Bank (The) Ltd.	8,000	38
Chubu Electric Power Co., Inc.	5,800	143
Chugai Pharmaceutical Co. Ltd.	2,200	37
Chugoku Bank (The) Ltd.	1,000	12
Chugoku Electric Power (The) Co., Inc.	2,700	64
Chuo Mitsui Trust Holdings, Inc.	9,000	27
Citizen Holdings Co. Ltd.	2,700	9
Coca-Cola West Co. Ltd.†	600	10
Cosmo Oil Co. Ltd.	4,000	11
Credit Saison Co. Ltd.†	1,300	8
Dai Nippon Printing Co. Ltd.	5,000	42
Daicel Chemical Industries Ltd.	3,000	10
Daido Steel Co. Ltd.†	2,000	4
Daihatsu Motor Co. Ltd.	2,000	15
Daiichi Sankyo Co. Ltd.	6,100	97
Daikin Industries Ltd.	2,600	56
Dainippon Sumitomo Pharma Co. Ltd.	1,000	8
Daito Trust Construction Co. Ltd.	700	22
Daiwa House Industry Co. Ltd.	5,000	32
Daiwa Securities Group, Inc.	13,000	44
Dena Co. Ltd.†	2	6
Denki Kagaku Kogyo K.K.	3,000	5
Denso Corp.	4,700	88
Dentsu, Inc.†	2,100	30
DIC Corp.	5,000	7
Dowa Mining Co. Ltd.	2,000	6
East Japan Railway Co.	3,066	181
Eisai Co. Ltd.	2,400	73
Electric Power Development Co. Ltd.	1,300	41
Elpida Memory, Inc.*†	700	4
FamilyMart Co. Ltd.	400	13

EQUITY PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Japan - 24.2% continued
Fanuc Ltd.	1,800	$117
Fast Retailing Co. Ltd.	400	40
Fuji Electric Holdings Co. Ltd.	6,000	5
Fuji Heavy Industries Ltd.	4,000	13
Fuji Media Holdings, Inc.	4	5
FUJIFILM Holdings Corp.	4,700	87
Fujitsu Ltd.	18,000	61
Fukuoka Financial Group, Inc.	6,000	18
Furukawa Electric (The) Co. Ltd.	6,000	15
Gunma Bank (The) Ltd.	4,000	21
Hachijuni Bank (The) Ltd.	3,872	21
Hakuhodo DY Holdings, Inc.†	80	3
Hankyu Hanshin Holdings, Inc.	12,000	55
Haseko Corp.	9,000	3
Hikari Tsushin, Inc.	300	5
Hino Motors Ltd.	2,000	4
Hirose Electric Co. Ltd.	300	26
Hiroshima Bank (The) Ltd.	3,000	11
Hisamitsu Pharmaceutical Co., Inc.	600	18
Hitachi Chemical Co. Ltd.	700	7
Hitachi Construction Machinery Co. Ltd.†	700	8
Hitachi High-Technologies Corp.	500	6
Hitachi Ltd.	32,000	79
Hitachi Metals Ltd.†	1,000	6
Hokkaido Electric Power Co., Inc.	1,700	36
Hokuhoku Financial Group, Inc.	9,000	14
Hokuriku Electric Power Co.	1,600	42
Honda Motor Co. Ltd.	14,600	350
Hoya Corp.	3,800	69
Ibiden Co. Ltd.	1,000	19
Idemitsu Kosan Co. Ltd.	200	15
IHI Corp.	10,000	8
INPEX Corp.	7	47
Isetan Mitsukoshi Holdings Ltd.*†	3,360	24
Isuzu Motors Ltd.	12,000	12
Ito En Ltd.†	600	8
Itochu Corp.	13,000	58
Itochu Techno-Solutions Corp.†	400	7
Iyo Bank (The) Ltd.	2,000	21
J Front Retailing Co. Ltd.	2,800	8
Jafco Co. Ltd.†	400	6
Japan Airlines Corp.*	6,000	11
Japan Petroleum Exploration Co.	200	7
Japan Prime Realty Investment Corp.	3	5
Japan Real Estate Investment Corp.†	4	30
Japan Retail Fund Investment Corp.	2	6
Japan Steel Works Ltd.†	3,000	27
Japan Tobacco, Inc.	41	97
JFE Holdings, Inc.	4,900	105
JGC Corp.	2,000	23
Joyo Bank (The) Ltd.†	7,000	32
JS Group Corp.	2,600	28
JSR Corp.	1,900	22
JTEKT Corp.	1,300	7
Jupiter Telecommunications Co. Ltd.	16	13
Kajima Corp.	9,000	19
Kamigumi Co. Ltd.	2,000	13
Kaneka Corp.	3,000	14
Kansai Electric Power Co., Inc.	6,700	161
Kansai Paint Co. Ltd.	2,000	10
Kao Corp.	4,000	76
Kawasaki Heavy Industries Ltd.†	11,000	19
Kawasaki Kisen Kaisha Ltd.	5,000	16
KDDI Corp.	27	141
Keihin Electric Express Railway Co. Ltd.†	4,000	28
Keio Corp.†	5,000	26
Keisei Electric Railway Co. Ltd.	2,000	9
Keyence Corp.	300	57
Kikkoman Corp.	1,000	8
Kinden Corp.	1,000	7
Kintetsu Corp.†	16,000	65
Kirin Holdings Co. Ltd.	7,000	67
Kobe Steel Ltd.	23,000	28
Komatsu Ltd.	8,600	88
Konami Corp.	600	8
Konica Minolta Holdings, Inc.†	4,000	30
Kubota Corp.†	10,000	47
Kuraray Co. Ltd.	3,000	22
Kurita Water Industries Ltd.†	900	15
Kyocera Corp.	1,400	82
Kyowa Hakko Kogyo Co. Ltd.	2,000	15
Kyushu Electric Power Co., Inc.	3,500	83
Lawson, Inc.	700	30
Leopalace21 Corp.	900	5
Mabuchi Motor Co. Ltd.†	300	12
Makita Corp.	900	18
Marubeni Corp.	15,000	46
Marui Group Co. Ltd.†	3,000	13

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    6    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Japan - 24.2% continued
Maruichi Steel Tube Ltd.	200	$4
Matsui Securities Co. Ltd.†	700	4
Mazda Motor Corp.	9,000	11
Mediceo Paltac Holdings Co. Ltd.	1,100	12
Meiji Dairies Corp.	3,000	11
Minebea Co. Ltd.	2,000	7
Mitsubishi Chemical Holdings Corp.	12,000	40
Mitsubishi Corp.	12,000	150
Mitsubishi Electric Corp.	18,000	71
Mitsubishi Estate Co. Ltd.	10,000	100
Mitsubishi Gas Chemical Co., Inc.	3,000	12
Mitsubishi Heavy Industries Ltd.	30,000	83
Mitsubishi Logistics Corp.	1,000	8
Mitsubishi Materials Corp.	13,000	30
Mitsubishi Motors Corp.*†	36,000	42
Mitsubishi Rayon Co. Ltd.†	5,000	9
Mitsubishi Tanabe Pharma Corp.	2,000	24
Mitsubishi UFJ Financial Group, Inc.	97,030	440
Mitsubishi UFJ Lease & Finance Co. Ltd.	420	7
Mitsui & Co. Ltd.	15,000	137
Mitsui Chemicals, Inc.†	5,000	11
Mitsui Engineering & Shipbuilding Co. Ltd.	6,000	9
Mitsui Fudosan Co. Ltd.	7,000	70
Mitsui Mining & Smelting Co. Ltd.	4,000	6
Mitsui O.S.K. Lines Ltd.	10,000	51
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,700	86
Mitsumi Electric Co. Ltd.	700	9
Mizuho Financial Group, Inc.†	85,789	162
Mizuho Trust & Banking Co. Ltd.†	10,000	9
Murata Manufacturing Co. Ltd.	2,000	76
Namco Bandai Holdings, Inc.	1,600	15
NEC Corp.	18,000	42
NEC Electronics Corp.*	300	1
NGK Insulators Ltd.†	2,000	26
NGK Spark Plug Co. Ltd.†	1,000	8
Nidec Corp.	1,000	41
Nikon Corp.	3,000	28
Nintendo Co. Ltd.	900	254
Nippon Building Fund, Inc.	5	40
Nippon Electric Glass Co. Ltd.	3,000	19
Nippon Express Co. Ltd.	8,000	23
Nippon Meat Packers, Inc.	2,000	19
Nippon Mining Holdings, Inc.	8,000	27
Nippon Oil Corp.	12,000	57
Nippon Paper Group, Inc.	900	20
Nippon Sheet Glass Co. Ltd.	4,000	8
Nippon Steel Corp.	48,000	126
Nippon Telegraph & Telephone Corp.	4,700	201
Nippon Yusen Kabushiki Kaisha	10,000	41
Nipponkoa Insurance Co. Ltd.	6,000	44
Nishi-Nippon City Bank (The) Ltd.	7,000	14
Nissan Chemical Industries Ltd.	1,000	6
Nissan Motor Co. Ltd.	21,500	66
Nissay Dowa General Insurance Co. Ltd.	1,000	4
Nisshin Seifun Group, Inc.	1,500	15
Nisshin Steel Co. Ltd.	6,000	9
Nisshinbo Industries, Inc.	1,000	7
Nissin Food Products Co. Ltd.	600	18
Nitori Co. Ltd.	300	16
Nitto Denko Corp.	1,700	31
NOK Corp.	900	6
Nomura Holdings, Inc.†	15,400	64
Nomura Real Estate Holdings, Inc.†	600	8
Nomura Real Estate Office Fund, Inc.	3	15
Nomura Research Institute Ltd.	900	14
NSK Ltd.	3,000	9
NTN Corp.†	4,000	9
NTT Data Corp.	10	25
NTT DoCoMo, Inc.	139	217
NTT Urban Development Corp.	14	10
Obayashi Corp.	6,000	25
Obic Co. Ltd.	100	13
Odakyu Electric Railway Co. Ltd.	6,000	44
OJI Paper Co. Ltd.	9,000	33
Olympus Corp.†	2,000	26
Omron Corp.	1,700	20
Ono Pharmaceutical Co. Ltd.	1,000	46
Onward Holdings Co. Ltd.†	1,000	6
Oracle Corp. Japan†	400	12
Oriental Land Co. Ltd.†	500	33
ORIX Corp.	880	18
Osaka Gas Co. Ltd.	17,000	61
OSAKA Titanium Technologies Co.†	100	2
Otsuka Corp.†	200	7
Panasonic Corp.	17,000	196
Panasonic Electric Works Ltd.	4,000	24
Promise Co. Ltd.†	500	7
Rakuten, Inc.	52	27

EQUITY PORTFOLIOS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Japan - 24.2% continued
Resona Holdings, Inc.†	4,700	$80
Ricoh Co. Ltd.	6,000	68
Rohm Co. Ltd.	1,000	48
Sankyo Co. Ltd.	500	22
Santen Pharmaceutical Co. Ltd.†	500	14
Sanyo Electric Co. Ltd.*†	17,000	24
Sapporo Hokuyo Holdings, Inc.	2,000	5
Sapporo Holdings Ltd.	3,000	10
SBI Holdings, Inc.†	138	11
Secom Co. Ltd.	2,000	68
Sega Sammy Holdings, Inc.	1,900	16
Seiko Epson Corp.	1,000	11
Sekisui Chemical Co. Ltd.	4,000	17
Sekisui House Ltd.	4,000	26
Seven & I Holdings Co. Ltd.	7,500	165
Seven Bank Ltd.	3	8
Sharp Corp.†	10,000	78
Shikoku Electric Power Co., Inc.	1,600	49
Shimadzu Corp.†	2,000	12
Shimamura Co. Ltd.†	200	10
Shimano, Inc.†	500	16
Shimizu Corp.†	5,000	19
Shin-Etsu Chemical Co. Ltd.	3,600	160
Shinko Electric Industries Co. Ltd.†	700	6
Shinko Securities Co. Ltd.	5,000	9
Shinsei Bank Ltd.†	16,000	14
Shionogi & Co. Ltd.	3,000	49
Shiseido Co. Ltd.	3,000	44
Shizuoka Bank (The) Ltd.	5,000	44
Showa Denko K.K.	9,000	10
Showa Shell Sekiyu K.K.	1,500	12
SMC Corp. of Japan	500	45
Softbank Corp.	6,900	83
Sojitz Corp.	11,300	13
Sompo Japan Insurance, Inc.	8,000	39
Sony Corp.	8,900	148
Sony Financial Holdings, Inc.	7	18
Square Enix Co. Ltd.†	500	9
Stanley Electric Co. Ltd.	1,000	10
Sumco Corp.†	900	11
Sumitomo Chemical Co. Ltd.	16,000	48
Sumitomo Corp.	10,300	86
Sumitomo Electric Industries Ltd.	7,100	55
Sumitomo Heavy Industries Ltd.	5,000	13
Sumitomo Metal Industries Ltd.	37,000	69
Sumitomo Metal Mining Co. Ltd.	5,000	49
Sumitomo Mitsui Financial Group, Inc.	6,151	196
Sumitomo Realty & Development Co. Ltd.	3,000	29
Sumitomo Rubber Industries, Inc.	2,200	14
Sumitomo Trust & Banking (The) Co. Ltd.	12,000	39
Suruga Bank (The) Ltd.	2,000	15
Suzuken Co. Ltd.	400	11
Suzuki Motor Corp.	2,900	45
T&D Holdings, Inc.†	1,850	41
Taiheiyo Cement Corp.	7,400	10
Taisei Corp.	8,000	14
Taisho Pharmaceutical Co. Ltd.	1,000	18
Taiyo Nippon Sanso Corp.	3,000	19
Takashimaya Co. Ltd.†	2,000	10
Takeda Pharmaceutical Co. Ltd.	7,200	290
Takefuji Corp.†	1,130	4
TDK Corp.	1,100	36
Teijin Ltd.	7,000	12
Terumo Corp.	1,500	46
THK Co. Ltd.	900	10
Tobu Railway Co. Ltd.†	8,000	40
Toho Co. Ltd. of Tokyo	900	13
Toho Gas Co. Ltd.	4,000	21
Tohoku Electric Power Co., Inc.	3,900	91
Tokio Marine Holdings, Inc.	6,000	135
Tokuyama Corp.	2,000	10
Tokyo Broadcasting System, Inc.	500	6
Tokyo Electric Power Co., Inc.	10,700	301
Tokyo Electron Ltd.	1,500	50
Tokyo Gas Co. Ltd.	21,000	84
Tokyo Steel Manufacturing Co. Ltd.	900	9
Tokyo Tatemono Co. Ltd.	2,000	4
Tokyu Corp.	11,000	42
Tokyu Land Corp.	4,000	9
TonenGeneral Sekiyu K.K.	3,000	28
Toppan Printing Co. Ltd.	5,000	30
Toray Industries, Inc.†	12,000	45
Toshiba Corp.†	29,000	70
Tosoh Corp.	5,000	7
Toto Ltd.	3,000	13
Toyo Seikan Kaisha Ltd.	1,300	16
Toyo Suisan Kaisha Ltd.	1,000	24
Toyoda Gosei Co. Ltd.	300	4

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    8    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Japan - 24.2% continued
Toyota Boshoku Corp.†	500	$5
Toyota Industries Corp.	1,700	36
Toyota Motor Corp.	24,400	777
Toyota Tsusho Corp.	1,700	14
Trend Micro, Inc.	1,000	22
Tsumura & Co.	500	14
Ube Industries Ltd. of Japan	10,000	16
Uni-Charm Corp.	400	26
UNY Co. Ltd.	2,000	15
Ushio, Inc.	800	11
USS Co. Ltd.	300	12
West Japan Railway Co.	15	53
Yahoo! Japan Corp.†	131	38
Yakult Honsha Co. Ltd.†	1,100	17
Yamada Denki Co. Ltd.	770	28
Yamaguchi Financial Group, Inc.	2,000	17
Yamaha Corp.	1,200	9
Yamaha Motor Co. Ltd.	1,300	11
Yamato Holdings Co. Ltd.	3,000	29
Yamato Kogyo Co. Ltd.	300	6
Yamazaki Baking Co. Ltd.†	1,000	12
Yaskawa Electric Corp.†	2,000	8
Yokogawa Electric Corp.	2,000	7

		14,061

Netherlands - 4.5%
Aegon N.V.	12,853	46
Akzo Nobel N.V.	2,111	74
ASML Holding N.V.	3,604	56
Corio N.V.†	389	15
European Aeronautic Defence & Space Co. N.V.†	2,694	40
Fugro N.V. - CVA	552	14
Heineken Holding N.V.	915	21
Heineken N.V.	2,119	57
ING Groep N.V. - CVA	17,645	81
James Hardie Industries N.V.	4,100	9
Koninklijke Ahold N.V.	11,057	124
Koninklijke Boskalis Westminster N.V.	409	8
Koninklijke DSM N.V.	1,165	27
Koninklijke KPN N.V.	16,000	207
Koninklijke Philips Electronics N.V.	8,837	143
Qiagen N.V.*	1,609	27
Randstad Holdings N.V.†	781	11
Reed Elsevier N.V.	5,458	61
Royal Dutch Shell PLC, Class A (London Exchange)	31,435	690
Royal Dutch Shell PLC, Class B (London Exchange)	24,099	509
SBM Offshore N.V.	1,118	15
SNS Reaal	1,072	4
TNT N.V.	3,519	51
Unilever N.V. (CVA)	14,403	279
Wolters Kluwer N.V.	2,365	38

		2,607

New Zealand - 0.1%
Auckland International Airport Ltd.	7,776	7
Contact Energy Ltd.	1,976	6
Fletcher Building Ltd.†	3,959	10
Sky City Entertainment Group Ltd.	4,302	6
Telecom Corp. of New Zealand Ltd.	16,105	19

		48

Norway - 0.7%
Aker Solutions ASA	1,300	7
DnB NOR ASA	6,700	24
Frontline Ltd.†	420	9
Norsk Hydro ASA†	5,950	19
Orkla ASA†	7,450	45
Renewable Energy Corp. A/S*†	1,200	8
SeaDrill Ltd.†	2,450	19
StatoilHydro ASA	11,828	198
Telenor ASA	8,050	42
Yara International ASA†	1,710	36

		407

Portugal - 0.3%
Banco Comercial Portugues S.A. (Registered)*†	19,937	16
Banco Espirito Santo S.A. (Registered)	1,789	11
BRISA	2,056	12
Cimpor Cimentos de Portugal, SGPS, S.A.	1,705	7
Energias de Portugal S.A.	15,854	50
Galp Energia SGPS S.A., Class B	1,866	21
Jeronimo Martins SGPS S.A.	1,841	8
Portugal Telecom, SGPS, S.A. (Registered)	6,268	51
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,312	6

		182

Singapore - 1.0%
Ascendas Real Estate Investment Trust†	10,666	9

EQUITY PORTFOLIOS    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Singapore - 1.0% continued
CapitaLand Ltd.	15,500	$20
CapitaMall Trust	8,000	7
City Developments Ltd.	5,000	15
ComfortDelgro Corp. Ltd.	15,000	13
Cosco Corp. Singapore Ltd.	6,000	3
DBS Group Holdings Ltd.	15,299	77
Fraser and Neave Ltd.	6,348	9
Golden Agri-Resources Ltd.	42,000	8
Jardine Cycle & Carriage Ltd.†	1,870	11
Keppel Corp. Ltd.	11,500	32
Neptune Orient Lines Ltd.	3,370	3
Olam International Ltd.†	10,098	8
Oversea-Chinese Banking Corp.	23,152	66
Parkway Holdings Ltd.†	7,700	5
SembCorp Industries Ltd.	7,044	9
SembCorp Marine Ltd.	8,400	7
Singapore Airlines Ltd.	5,667	37
Singapore Exchange Ltd.†	7,000	20
Singapore Press Holdings Ltd.	14,295	25
Singapore Technologies Engineering Ltd.†	9,000	13
Singapore Telecommunications Ltd.	74,325	117
United Overseas Bank Ltd.	11,392	73
UOL Group Ltd.	3,039	3
Wilmar International Ltd.†	7,000	13

		603

Spain - 4.1%
Abertis Infraestructuras S.A.	2,339	33
Acciona S.A.	250	25
Acerinox S.A.†	1,238	14
ACS Actividades de Construccion y Servicios S.A.	1,649	66
Banco Bilbao Vizcaya Argentaria S.A.	31,452	230
Banco de Sabadell SA	8,626	36
Banco de Valencia S.A.	1,918	17
Banco Popular Espanol S.A.†	7,564	36
Banco Santander S.A.	72,076	445
Bankinter S.A.†	2,152	18
Cintra Concesiones de Infraestructuras de Transporte S.A.	1,559	7
Corp. Mapfre S.A.	4,824	10
Criteria Caixacorp S.A.	7,060	20
EDP Renovaveis S.A.*	1,987	15
Enagas	1,668	27
Fomento de Construcciones y Contratas S.A.†	363	9
Gamesa Corp. Tecnologica S.A.	1,613	21
Gas Natural SDG S.A.	925	17
Gestevision Telecinco S.A.†	785	5
Grifols S.A.	1,042	16
Grupo Ferrovial S.A.	502	12
Iberdrola Renovables S.A.*	7,275	30
Iberdrola S.A.	30,945	203
Iberia (Lineas Aereas de Espana)	3,800	9
Inditex S.A.	1,918	73
Indra Sistemas S.A.	913	17
Red Electrica Corp. S.A.	915	37
Repsol YPF S.A.	6,734	104
Sacyr Vallehermoso S.A.†	626	4
Telefonica S.A.	37,433	698
Union Fenosa S.A.	3,428	78
Zardoya Otis S.A.	1,008	17

		2,349

Sweden - 2.1%
Alfa Laval AB†	3,600	25
Assa Abloy AB, Class B†	2,800	24
Atlas Copco AB, Class A†	6,200	43
Atlas Copco AB, Class B†	3,300	21
Electrolux AB, Class B†	2,023	14
Getinge AB, Class B	1,534	18
Hennes & Mauritz AB, Class B†	4,540	170
Holmen AB, Class B†	400	7
Husqvarna AB, Class B†	1,823	7
Investor AB, Class B	4,215	48
Lundin Petroleum AB*†	1,800	8
Millicom International Cellular S.A.	700	28
Modern Times Group AB, Class B	300	4
Nordea Bank AB†	18,400	92
Sandvik AB†	9,746	52
Scania AB, Class B†	2,900	20
Securitas AB, Class B†	2,490	17
Skandinaviska Enskilda Banken AB, Class A†	4,197	18
Skanska AB, Class B†	3,500	25
SKF AB, Class B†	3,744	31
Ssab Svenskt Stal AB, Class A†	1,537	11
Ssab Svenskt Stal AB, Class B	675	5
Svenska Cellulosa AB, Class B	4,700	31
Svenska Handelsbanken AB, Class A†	4,118	50
Swedbank AB, Class A†	3,300	9

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    10    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Sweden - 2.1% continued
Swedish Match AB†	2,200	$29
Tele2 AB, Class B†	2,400	18
Telefonaktiebolaget LM Ericsson, Class B	27,469	226
TeliaSonera AB†	21,430	86
Volvo AB, Class A	2,900	12
Volvo AB, Class B†	10,000	42

		1,191

Switzerland - 7.9%
ABB Ltd. (Registered)*†	20,194	244
Actelion Ltd. (Registered)*†	845	40
Adecco S.A. (Registered)†	1,050	32
Aryzta A.G.*	461	10
Aryzta AG - Dublin*	308	7
Baloise Holding A.G.†	417	24
BKW FMB Energie A.G.	139	10
Compagnie Financiere Richemont S.A., Class A†	4,850	64
Credit Suisse Group A.G. (Registered)†	9,698	238
EFG International A.G. (Registered)†	365	3
Geberit A.G. (Registered)	314	28
Givaudan S.A. (Registered)	52	30
Holcim Ltd. (Registered)	1,747	58
Julius Baer Holding A.G. (Registered)	2,016	47
Kuehne & Nagel International A.G. (Registered)	429	21
Lindt & Spruengli A.G.	7	11
Lindt & Spruengli A.G. (Registered)†	1	19
Logitech International S.A. (Registered)*	1,307	11
Lonza Group A.G. (Registered)†	432	42
Nestle S.A. (Registered)	33,840	1,108
Nobel Biocare Holdings A.G.†	945	15
Novartis A.G. (Registered)	21,022	766
Pargesa Holding S.A.	215	11
Roche Holding A.G. (Genusschein)†	6,213	705
Schindler Holding A.G.	500	24
SGS S.A. (Registered)†	37	33
Sonova Holding A.G. (Registered)†	370	18
STMicroelectronics N.V.	6,513	29
Straumann Holding A.G. (Registered)†	71	12
Sulzer A.G. (Registered)*	230	9
Swatch Group A.G. (Bearer)†	266	30
Swatch Group A.G. (Registered)	500	11
Swiss Life Holding (Registered)*†	317	15
Swiss Reinsurance (Registered)†	2,999	37
Swisscom A.G. (Registered)	215	65
Syngenta A.G. (Registered)	859	183
Synthes, Inc.	560	65
UBS A.G. (Registered)*†	25,980	244
Xstrata PLC (London Exchange)	5,953	59
Zurich Financial Services A.G. (Registered)	1,307	186

		4,564

United Kingdom - 17.8%
3i Group PLC	3,116	9
Admiral Group PLC	1,570	19
Amec PLC	2,290	18
Anglo American PLC	11,659	165
Antofagasta PLC	3,479	22
Associated British Foods PLC	2,704	25
AstraZeneca PLC	12,823	410
Autonomy Corp. PLC*	1,930	34
Aviva PLC	24,753	101
BAE Systems PLC	30,755	163
Balfour Beatty PLC	3,767	17
Barclays PLC	73,283	96
Berkeley Group Holdings PLC*†	673	8
BG Group PLC	29,562	422
BHP Billiton PLC	19,495	307
BP PLC	165,665	1,059
British Airways PLC	4,579	9
British American Tobacco PLC	16,761	431
British Land Co. PLC	4,685	31
British Sky Broadcasting Group PLC	10,657	71
BT Group PLC	72,585	93
Bunzl PLC	2,699	22
Burberry Group PLC	3,503	13
Cable & Wireless PLC	21,799	43
Cadbury PLC	12,404	95
Cairn Energy PLC*	1,028	29
Capita Group PLC	6,100	58
Carnival PLC	1,532	31
Carphone Warehouse Group PLC†	2,631	4
Centrica PLC	44,502	172
Cobham PLC	11,828	33
Compass Group PLC	17,249	76
Daily Mail & General Trust, Class A†	2,356	8
Diageo PLC	22,236	260
Drax Group PLC	2,875	21
Eurasian Natural Resources Corp.†	2,711	13

EQUITY PORTFOLIOS    11    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
United Kingdom - 17.8% continued
FirstGroup PLC	4,770	$18
Friends Provident PLC	19,451	20
G4S PLC	10,071	27
GlaxoSmithKline PLC	46,214	706
Hammerson PLC	2,268	8
Hays PLC	11,572	13
Home Retail Group PLC	6,978	21
HSBC Holdings PLC†	106,459	745
ICAP PLC	5,407	18
IMI PLC	2,680	10
Imperial Tobacco Group PLC	8,977	216
Intercontinental Hotels Group PLC	2,369	16
International Power PLC	13,710	47
Invensys PLC*	6,332	14
Investec PLC†	3,130	9
ITV PLC	30,930	11
Johnson Matthey PLC	2,047	29
Kazakhmys PLC	1,512	6
Kingfisher PLC	22,886	41
Ladbrokes PLC	5,001	12
Land Securities Group PLC	4,656	36
Legal & General Group PLC	56,463	32
Liberty International PLC†	2,020	10
Lloyds Banking Group PLC	87,056	72
LogicaCMG PLC†	12,216	12
London Stock Exchange Group PLC	1,256	8
Lonmin PLC†	1,440	21
Man Group PLC	16,299	40
Marks & Spencer Group PLC	15,149	56
Meggitt PLC	5,205	9
National Grid PLC	21,361	191
Next PLC	1,961	33
Old Mutual PLC	39,629	23
Pearson PLC	7,169	67
Prudential PLC	23,239	93
Reckitt Benckiser Group PLC	5,329	205
Reed Elsevier PLC	9,772	73
Rexam PLC	5,105	19
Rio Tinto PLC	8,707	223
Rolls-Royce Group PLC*	17,731	73
Royal Bank of Scotland Group PLC	162,804	53
RSA Insurance Group PLC	28,961	57
SABMiller PLC	8,484	123
Sage Group PLC	10,344	25
Sainsbury (J.) PLC	9,830	44
Schroders PLC	1,130	12
Scottish & Southern Energy PLC	8,221	135
Segro PLC	3,465	5
Serco Group PLC	3,793	21
Severn Trent PLC	1,854	29
Shire PLC	5,091	61
Smith & Nephew PLC	8,368	59
Smiths Group PLC	3,930	47
Stagecoach Group PLC	4,592	8
Standard Chartered PLC	16,766	159
Standard Life PLC	20,354	50
Tate & Lyle PLC	3,315	13
Tesco PLC	69,411	330
Thomas Cook Group PLC†	3,346	10
Thomson Reuters PLC†	1,683	35
Tomkins PLC	6,808	11
TUI Travel PLC†	3,878	12
Tullow Oil PLC	6,670	70
Unilever PLC	11,647	226
United Business Media Ltd.	2,010	12
United Utilities Group PLC	6,331	46
Vedanta Resources PLC†	1,060	8
Vodafone Group PLC	467,498	831
Whitbread PLC	1,567	17
WM Morrison Supermarkets PLC	22,000	81
Wolseley PLC†	6,251	16
WPP PLC	10,354	54

		10,331

Total Common Stocks
(Cost $109,748) (2)		55,137

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayer Motoren Werknon VTG	393	6
Fresenius SE	716	36
Henkel A.G. & Co KGaA	1,719	40
Porsche Automobil Holding S.E.†	741	31
RWE A.G.	267	15
Volkswagen A.G.	985	45

		173

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    12    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.3% continued
Italy - 0.0%
Unipol S.p.A.	6,166	$4

Total Preferred Stocks (Cost $416) (2)		177

INVESTMENT COMPANIES - 16.6%
Northern Institutional Funds - Liquid Assets Portfolio (3) (4)	9,643,422	9,643

Total Investment Companies (Cost $9,643)		9,643

RIGHTS - 0.0%
Belgium - 0.0%
Anheuser-Busch InBev N.V.*	2,816	—
Fortis*	20,796	—

		—

Singapore - 0.0%
CapitaLand Ltd.*	7,750	3

United Kingdom - 0.0%
Hammerson PLC*	3,175	4

Total Rights (Cost $ — ) (2)		7

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
France - 0.0%
Cie de Saint-Gobain, Exp. 3/6/09, Strike $14.00*†	2,630	$4
Japan - 0.0%
Dowa Mining Co. Ltd., Exp. 1/29/10, Strike 1.00 Yen (1) *	2,000	—

Total Warrants (Cost $ — )		4

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$307	$307

Total Short-Term Investments (Cost $307)		307

Total Investments - 112.6% (Cost $120,114)		65,275

Liabilities less Other Assets - (12.6)%		(7,279)

NET ASSETS - 100.0%		$57,996

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated portfolio.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$120,114

Gross tax appreciation of investments	$268
Gross tax depreciation of investments	(55,107)

Net tax depreciation of investments	$(54,839)

At February 28, 2009, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
DJ Euro Stoxx (Euro)	54	$1,354	Long	03/09	$(60)
FTSE 100 Index (British Pound)	11	600	Long	03/09	(15)
Hang Seng Index (Hong Kong Dollar)	1	82	Long	03/09	—
SPI 200 (Australian Dollar)	4	213	Long	03/09	(6)
TOPIX Index (Japanese Yen)	6	47	Long	03/09	(4)

Total					$(85)

EQUITY PORTFOLIOS    13    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

At February 28, 2009, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.2%
Consumer Staples	11.0
Energy	9.3
Financials	19.9
Health Care	9.8
Industrials	11.5
Information Technology	5.3
Materials	8.1
Telecommunication Services	7.3
Utilities	7.6

Total	100.0%

At February 28, 2009, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.9%
Japanese Yen	25.4
British Pound	21.1
Swiss Franc	8.1
Australian Dollar	6.1
All other currencies less than 5%	7.4

Total	100.0%

At February 28, 2009, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	120	U.S. Dollar	80	3/18/09	$3
British Pound	192	U.S. Dollar	280	3/18/09	5
British Pound	70	U.S. Dollar	100	3/18/09	(1)
Euro	350	U.S. Dollar	460	3/18/09	15
Hong Kong Dollar	697	U.S. Dollar	90	3/18/09	—
Japanese Yen	64,862	U.S. Dollar	720	3/18/09	57
Japanese Yen	11,588	U.S. Dollar	130	3/18/09	12
U.S. Dollar	477	British Pound	319	3/18/09	(20)
U.S. Dollar	583	Euro	429	3/18/09	(39)
U.S. Dollar	120	Euro	90	3/18/09	(6)
U.S. Dollar	190	Japanese Yen	17,369	3/18/09	(12)
U.S. Dollar	356	Japanese Yen	32,311	3/18/09	(26)
U.S. Dollar	710	Japanese Yen	64,261	3/18/09	(53)

Total					$(65)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$9,653	$(85)

Level 2	55,622	(65)

Level 3	—	—

Total	$65,275	$(150)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    14    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%
Aerospace/Defense - 1.9%
Curtiss-Wright Corp.†	569	$15
Elbit Systems Ltd.	265	12

		27

Apparel - 2.3%
Warnaco Group (The), Inc.*	902	19
Wolverine World Wide, Inc.†	844	13

		32

Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc.*	501	17
Enzon Pharmaceuticals, Inc.*†	1,560	8
Myriad Genetics, Inc.*†	217	17
OSI Pharmaceuticals, Inc.*†	438	15
United Therapeutics Corp.*	69	5

		62

Coal - 1.1%
Alpha Natural Resources, Inc.*†	841	15

Commercial Services - 7.2%
Aaron Rents, Inc.†	655	16
FTI Consulting, Inc.*	286	10
Kendle International, Inc.*†	552	10
Monster Worldwide, Inc.*†	1,145	8
Navigant Consulting, Inc.*†	1,270	17
Net 1 UEPS Technologies, Inc.*†	1,178	17
Watson Wyatt Worldwide, Inc., Class A†	449	22

		100

Computers - 0.8%
CACI International, Inc., Class A*†	258	11

Cosmetics/Personal Care - 1.2%
Chattem, Inc.*†	257	16

Distribution/Wholesale - 2.1%
Beacon Roofing Supply, Inc.*	1,014	11
Owens & Minor, Inc.	529	18

		29

Diversified Financial Services - 0.7%
Lazard Ltd., Class A	400	10

Electronics - 3.3%
Cogent, Inc.*	1,390	15
Dionex Corp.*†	271	13
Plexus Corp.*	552	7
Woodward Governor Co.†	661	11

		46

Engineering & Construction - 2.0%
MYR Group, Inc. of Delaware*†	550	7
Sterling Construction Co., Inc.*†	546	8
URS Corp.*	415	13

		28

Entertainment - 1.1%
Bally Technologies, Inc.*†	822	15

Environmental Control - 2.1%
Calgon Carbon Corp.*	856	13
Waste Connections, Inc.*	675	16

		29

Food - 0.6%
Flowers Foods, Inc.	365	8

Hand/Machine Tools - 0.7%
Regal-Beloit Corp.	344	10

Healthcare - Products - 9.3%
American Medical Systems Holdings, Inc.*	951	10
Cyberonics, Inc.*†	682	9
Gen-Probe, Inc.*	265	11
Haemonetics Corp. of Massachusetts*	319	17
Home Diagnostics, Inc.*†	1,409	9
ICU Medical, Inc.*	302	10
Immucor, Inc.*	578	13
Somanetics Corp.*†	491	6
STERIS Corp.	692	16
Techne Corp.	190	9
Thoratec Corp.*†	454	10
Vnus Medical Technologies, Inc.*†	510	10

		130

Healthcare - Services - 3.1%
Alliance HealthCare Service Inc.*	1,201	10
AMERIGROUP Corp.*†	455	11
Genoptix, Inc.*	338	10
Gentiva Health Services, Inc.*†	660	12

		43

Home Builders - 0.8%
Pulte Homes, Inc.†	1,240	11

Insurance - 2.0%
Max Capital Group Ltd.†	543	9
Navigators Group, Inc.*	215	11
PartnerRe Ltd.	130	8

		28

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
Internet - 6.5%
AsiaInfo Holdings, Inc.*	993	$12
Gmarket, Inc. ADR*	821	13
j2 Global Communications, Inc.*	828	16
NetFlix, Inc.*†	292	11
Perfect World Co. Ltd. ADR*	633	7
Sapient Corp.*	1,849	7
TIBCO Software, Inc.*	2,372	11
Vocus, Inc.*†	848	14

		91

Machinery - Diversified - 1.7%
IDEX Corp.	486	9
Wabtec Corp.†	522	14

		23

Mining - 0.6%
Compass Minerals International, Inc.†	154	8

Miscellaneous Manufacturing - 1.4%
Acuity Brands, Inc.†	260	6
AZZ, Inc.*†	644	13

		19

Oil & Gas - 2.3%
Encore Acquisition Co.*	665	13
EXCO Resources, Inc.*†	1,164	11
St. Mary Land & Exploration Co.†	608	8

		32

Oil & Gas Services - 1.7%
Cal Dive International, Inc.*	1,760	9
Core Laboratories N.V.†	200	15

		24

Packaging & Containers - 1.0%
Rock-Tenn Co., Class A†	505	14

Pharmaceuticals - 4.9%
Alkermes, Inc.*†	1,028	10
Allos Therapeutics, Inc.*†	892	5
Catalyst Health Solutions, Inc.*	580	12
Cypress Bioscience, Inc.*	1,360	12
Isis Pharmaceuticals, Inc.*†	770	10
Onyx Pharmaceuticals, Inc.*†	441	13
Vivus, Inc.*	1,365	6

		68

Real Estate Investment Trusts - 2.6%
Capstead Mortgage Corp.	896	9
Digital Realty Trust, Inc.†	303	9
Hatteras Financial Corp.	380	9
Tanger Factory Outlet Centers, Inc.†	356	10

		37

Retail - 7.4%
Aeropostale, Inc.*	904	21
CEC Entertainment, Inc.*	758	18
Children’s Place Retail Stores (The), Inc.*	670	12
CKE Restaurants, Inc.	1,758	12
Guess?, Inc.†	729	12
Gymboree Corp.*	610	16
World Fuel Services Corp.†	434	12

		103

Semiconductors - 4.8%
IXYS Corp.†	1,397	12
MKS Instruments, Inc.*†	679	9
Power Integrations, Inc.†	530	10
Silicon Laboratories, Inc.*†	481	10
Skyworks Solutions, Inc.*	2,380	15
Ultratech, Inc.*	915	10

		66

Software - 7.6%
Double-Take Software, Inc.*†	1,349	9
Informatica Corp.*	1,078	14
Mantech International Corp., Class A*	286	15
Phase Forward, Inc.*†	917	13
Quality Systems, Inc.†	325	13
Seachange International, Inc.*	2,386	12
Sybase, Inc.*	700	19
Wind River Systems, Inc.*	1,510	11

		106

Telecommunications - 3.9%
Comtech Telecommunications Corp.*†	324	12
Harmonic, Inc.*	1,850	10
NII Holdings, Inc.*	690	9
NTELOS Holdings Corp.	405	8
Starent Networks Corp.*†	937	15

		54

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
Transportation - 1.1%
Landstar System, Inc.†	481	$15

Total Common Stocks (Cost $1,529)		1,310

INVESTMENT COMPANIES - 42.8%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	594,355	594

Total Investment Companies (Cost $594)		594

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.2%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$86	$86

Total Short-Term Investments (Cost $86)		86

Total Investments - 143.3% (Cost $2,209)		1,990

Liabilities less Other Assets - (43.3)%		(601)

NET ASSETS - 100.0%		$1,389

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan. Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,209

Gross tax appreciation of investments	$33
Gross tax depreciation of investments	(252)

Net tax depreciation of investments	$(219)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Company Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$1,904	$—

Level 2	86	—

Level 3	—	—

Total	$1,990	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Advertising - 0.1%
Harte-Hanks, Inc.†	2,400	$14
inVentiv Health, Inc.*	2,095	21
Marchex, Inc., Class B†	1,500	6

		41

Aerospace/Defense - 1.6%
AAR Corp.*†	2,543	34
Aerovironment, Inc.*†	671	21
Argon ST, Inc.*†	868	15
Cubic Corp.	975	25
Curtiss-Wright Corp.	2,910	77
Ducommun, Inc.	700	9
Esterline Technologies Corp.*	1,915	49
GenCorp, Inc.*†	3,676	9
Heico Corp.†	1,447	35
Herley Industries, Inc.*†	800	8
Kaman Corp.	1,615	19
LMI Aerospace, Inc.*	600	5
Moog, Inc., Class A*	2,731	63
National Presto Industries, Inc.	279	17
Orbital Sciences Corp.*	3,712	53
Teledyne Technologies, Inc.*	2,316	53
TransDigm Group, Inc.*†	2,167	77
Triumph Group, Inc.	1,054	38

		607

Agriculture - 0.4%
AgFeed Industries, Inc.*†	1,300	1
Alico, Inc.†	217	6
Alliance One International, Inc.*	5,678	20
Andersons (The), Inc.†	1,151	14
Cadiz, Inc.*†	800	6
Griffin Land & Nurseries, Inc.†	200	5
Maui Land & Pineapple Co., Inc.*†	252	2
Star Scientific, Inc.*†	4,200	12
Tejon Ranch Co.*†	701	15
Universal Corp. of Virginia†	1,675	48
Vector Group Ltd.†	2,076	26

		155

Airlines - 0.7%
Airtran Holdings, Inc.*†	7,512	22
Alaska Air Group, Inc.*	2,340	51
Allegiant Travel Co.*†	900	31
Hawaiian Holdings, Inc.*	2,800	9
JetBlue Airways Corp.*†	11,153	43
Republic Airways Holdings, Inc.*	2,200	15
Skywest, Inc.	3,724	38
UAL Corp.*†	8,146	40
US Airways Group, Inc.*	7,390	21

		270

Apparel - 1.2%
American Apparel, Inc.*†	2,200	4
Carter’s, Inc.*	3,680	60
Cherokee, Inc.†	523	7
Columbia Sportswear Co.†	800	22
CROCS, Inc.*†	5,300	6
Deckers Outdoor Corp.*	854	35
G-III Apparel Group Ltd.*†	800	3
Iconix Brand Group, Inc.*	3,665	30
K-Swiss, Inc., Class A	1,614	16
Maidenform Brands, Inc.*	1,400	12
Oxford Industries, Inc.	898	4
Perry Ellis International, Inc.*	804	4
Quiksilver, Inc.*	8,000	10
Skechers U.S.A., Inc., Class A*†	2,131	14
Steven Madden Ltd.*†	1,100	18
Timberland (The) Co., Class A*	3,100	35
True Religion Apparel, Inc.*†	1,100	11
Under Armour, Inc., Class A*†	2,145	31
Unifi, Inc.*	2,900	1
Volcom, Inc.*†	1,130	9
Warnaco Group (The), Inc.*	2,960	64
Weyco Group, Inc.	504	11
Wolverine World Wide, Inc.	3,145	48

		455

Auto Manufacturers - 0.1%
Force Protection, Inc.*	4,400	23
Wabash National Corp.†	2,035	4

		27

Auto Parts & Equipment - 0.3%
American Axle & Manufacturing Holdings, Inc.†	2,900	3
Amerigon, Inc.*†	1,400	4
ArvinMeritor, Inc.	4,700	3
ATC Technology Corp.*	1,368	14
Commercial Vehicle Group, Inc.*	1,400	1
Cooper Tire & Rubber Co.†	3,841	18
Dana Holding Corp.*†	6,300	2

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Auto Parts & Equipment - 0.3% continued
Dorman Products, Inc.*†	700	$6
Exide Technologies*†	4,800	16
Fuel Systems Solutions, Inc.*†	800	16
Hayes Lemmerz International, Inc.*	6,500	—
Lear Corp.*	4,112	2
Modine Manufacturing Co.	2,037	2
Spartan Motors, Inc.	2,100	5
Superior Industries International, Inc.†	1,434	15
Tenneco, Inc.*	2,992	4
Titan International, Inc.†	2,232	12
Visteon Corp.*	8,325	1
Wonder Auto Technology, Inc.*†	1,000	2

		126

Banks - 6.4%
1st Source Corp.	955	17
Amcore Financial, Inc.†	1,279	1
Ameris Bancorp	894	4
Ames National Corp.	400	6
Arrow Financial Corp.†	600	14
Bancfirst Corp.	462	16
Banco Latinoamericano de Exportaciones S.A., Class E	1,800	16
BancTrust Financial Group, Inc.†	1,100	7
Bank Mutual Corp.	3,159	27
Bank of the Ozarks, Inc.†	808	17
Banner Corp.†	897	3
Boston Private Financial Holdings, Inc.	3,482	12
Bryn Mawr Bank Corp.	400	6
Camden National Corp.	500	11
Capital City Bank Group, Inc.†	737	9
Capitol Bancorp Ltd.†	962	4
Cardinal Financial Corp.	1,600	9
Cascade Bancorp†	1,408	1
Cass Information Systems, Inc.†	440	11
Cathay General Bancorp†	3,213	31
Centerstate Banks of Florida, Inc.	600	7
Central Pacific Financial Corp.	1,897	8
Chemical Financial Corp.†	1,510	29
Citizens & Northern Corp.	600	9
Citizens Republic Bancorp, Inc.*†	8,104	6
City Holding Co.	1,053	28
CityBank Lynwood of Washington†	847	1
CoBiz Financial, Inc.†	1,206	6
Colonial BancGroup (The), Inc.†	12,856	6
Columbia Banking System, Inc.	1,171	9
Community Bank System, Inc.	2,086	36
Community Trust Bancorp, Inc.	945	25
Corus Bankshares, Inc.†	2,344	—
CVB Financial Corp.†	4,249	30
East-West Bancorp, Inc.†	4,100	29
Encore Bancshares, Inc.*	400	2
Enterprise Financial Services Corp.†	700	6
Farmers Capital Bank Corp.	400	5
Financial Institutions, Inc.	700	2
First Bancorp of North Carolina	972	10
First BanCorp of Puerto Rico†	4,600	19
First Bancorp, Inc. of Maine†	600	7
First Busey Corp.,†	1,683	12
First Commonwealth Financial Corp.	5,520	45
First Community Bancshares, Inc. of Virginia†	599	7
First Financial Bancorp	2,400	18
First Financial Bankshares, Inc.†	1,334	57
First Financial Corp. of Indiana†	714	23
First Merchants Corp.	1,438	14
First Midwest Bancorp, Inc. of Illinois	3,168	24
First South Bancorp, Inc. of North Carolina†	526	3
FirstMerit Corp.	5,258	77
FNB Corp. of Pennsylvania	5,581	35
Frontier Financial Corp.†	3,029	5
Glacier Bancorp, Inc.†	3,968	61
Green Bankshares, Inc.†	823	6
Guaranty Bancorp*	3,400	5
Hancock Holding Co.†	1,680	48
Hanmi Financial Corp.†	2,282	3
Harleysville National Corp.	2,727	18
Heartland Financial USA, Inc.†	810	9
Heritage Commerce Corp.	662	3
Home Bancshares, Inc.†	872	16
IBERIABANK Corp.	1,013	44
Independent Bank Corp. of Massachusetts	1,088	16
Integra Bank Corp.	1,276	1
International Bancshares Corp.†	3,264	33
Lakeland Bancorp, Inc.†	1,347	9
Lakeland Financial Corp.	808	14
MainSource Financial Group, Inc.	1,256	7
MB Financial, Inc.	2,217	29
Midwest Banc Holdings, Inc.†	1,472	2

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Banks - 6.4% continued
Nara Bancorp, Inc.	1,513	$4
National Penn Bancshares, Inc.†	5,095	38
NBT Bancorp, Inc.	2,097	41
Old National Bancorp of Indiana	4,312	50
Old Second Bancorp, Inc.†	922	6
Oriental Financial Group, Inc.	1,608	3
Pacific Capital Bancorp†	2,949	21
Pacific Continental Corp.†	700	8
PacWest Bancorp†	1,547	21
Park National Corp.†	745	36
Peapack Gladstone Financial Corp.†	518	8
Pennsylvania Commerce Bancorp, Inc.*†	300	4
Peoples Bancorp, Inc. of Ohio	647	6
Pinnacle Financial Partners, Inc.*†	1,540	31
Premierwest Bancorp†	1,300	4
PrivateBancorp, Inc.†	1,400	17
Prosperity Bancshares, Inc.†	2,554	65
Provident Bankshares Corp.†	2,101	13
Renasant Corp.	1,362	15
Republic Bancorp, Inc. of Kentucky, Class A†	614	12
S & T Bancorp, Inc.†	1,512	34
Sandy Spring Bancorp, Inc.†	1,074	12
Santander BanCorp	271	2
SCBT Financial Corp.	772	15
Seacoast Banking Corp. of Florida†	1,005	4
Shore Bancshares, Inc.†	500	6
Sierra Bancorp†	464	3
Signature Bank of New York*	2,294	57
Simmons First National Corp., Class A	876	22
Smithtown Bancorp, Inc.†	600	7
South Financial Group (The), Inc.†	4,700	6
Southside Bancshares, Inc.	783	14
Southwest Bancorp, Inc. of Oklahoma	896	9
State Bancorp, Inc. of New York	900	5
StellarOne Corp.†	1,400	17
Sterling Bancorp of New York	1,170	10
Sterling Bancshares, Inc. of Texas†	4,746	26
Sterling Financial Corp. of Washington†	3,322	5
Suffolk Bancorp	597	16
Sun Bancorp, Inc. of New Jersey*	954	4
Susquehanna Bancshares, Inc.	5,500	48
SVB Financial Group*†	1,947	32
SY Bancorp, Inc.†	870	21
Texas Capital Bancshares, Inc.*	1,751	17
Tompkins Financial Corp.	390	16
TowneBank of Portsmouth Virginia†	1,300	17
Trico Bancshares†	942	12
Trustco Bank Corp. of New York	4,828	29
Trustmark Corp.†	3,200	57
UCBH Holdings, Inc.†	7,365	12
UMB Financial Corp.	2,021	77
Umpqua Holdings Corp.†	3,859	33
Union Bankshares Corp. of Virginia	891	11
United Bankshares, Inc.†	2,470	38
United Community Banks, Inc. of Georgia†	2,598	9
United Security Bancshares of California†	510	3
Univest Corp. of Pennsylvania	800	16
W Holding Co., Inc.†	124	1
Washington Trust Bancorp, Inc.	896	13
WesBanco, Inc.	1,701	30
West Bancorporation†	1,100	7
West Coast Bancorp of Oregon†	1,025	1
Westamerica Bancorporation†	1,908	76
Western Alliance Bancorp*†	1,300	7
Wilshire Bancorp, Inc.†	1,200	6
Wintrust Financial Corp.	1,499	19
Yadkin Valley Financial Corp.†	700	3

		2,434

Beverages - 0.3%
Boston Beer Co., Inc., Class A*	596	14
Coca-Cola Bottling Co. Consolidated	265	12
Farmer Bros. Co.	400	7
Green Mountain Coffee Roasters, Inc.*†	1,128	42
National Beverage Corp.*†	720	6
Peet’s Coffee & Tea, Inc.*	905	19

		100

Biotechnology - 4.3%
Acorda Therapeutics, Inc.*†	2,408	53
Affymax, Inc.*	700	9
Alexion Pharmaceuticals, Inc.*	5,266	180
Alnylam Pharmaceuticals, Inc.*†	2,300	42
AMAG Pharmaceuticals, Inc.*	1,112	30
American Oriental Bioengineering, Inc.*†	3,900	14
Arena Pharmaceuticals, Inc.*†	4,771	20
Ariad Pharmaceuticals, Inc.*	4,498	5
Arqule, Inc.*	2,600	8
Bio-Rad Laboratories, Inc., Class A*	1,214	68

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Biotechnology - 4.3% continued
Cambrex Corp.*	1,829	$4
Celera Corp.*	5,148	33
Cell Genesys, Inc.*†	5,756	1
Celldex Therapeutics, Inc.*†	1,000	7
Clinical Data, Inc.*†	700	6
Cougar Biotechnology, Inc.*†	1,000	25
Cubist Pharmaceuticals, Inc.*	3,665	52
Cytokinetics, Inc.*†	2,200	4
Dendreon Corp.*†	5,923	18
Discovery Laboratories, Inc.*†	6,200	7
Emergent Biosolutions, Inc.*	900	17
Enzo Biochem, Inc.*	2,078	8
Enzon Pharmaceuticals, Inc.*†	2,852	15
Exelixis, Inc.*†	6,731	29
Facet Biotech Corp.*	1,529	10
Geron Corp.*†	5,015	23
GTX, Inc.*†	1,200	11
Halozyme Therapeutics, Inc.*†	3,900	17
Human Genome Sciences, Inc.*	8,600	16
Idera Pharmaceuticals, Inc.*†	1,300	7
Immunogen, Inc.*†	3,300	13
Immunomedics, Inc.*†	4,200	4
Incyte Corp.*†	4,837	11
InterMune, Inc.*†	2,256	34
Lexicon Pharmaceuticals, Inc.*	5,100	5
Ligand Pharmaceuticals, Inc., Class B*	6,400	17
Marshall Edwards, Inc.*†	1,300	1
Martek Biosciences Corp.†	2,142	40
Maxygen, Inc.*†	1,584	11
Medicines Co.*	3,376	42
Molecular Insight Pharmaceuticals, Inc.*†	1,200	2
Momenta Pharmaceuticals, Inc.*†	1,700	16
Myriad Genetics, Inc.*†	2,892	228
Nanosphere, Inc.*	800	3
Novavax, Inc.*†	3,581	3
NPS Pharmaceuticals, Inc.*	3,000	14
OSI Pharmaceuticals, Inc.*†	3,700	126
PDL BioPharma, Inc.	7,648	45
Protalix BioTherapeutics, Inc.*†	700	2
Regeneron Pharmaceuticals, Inc.*	3,982	57
Repligen Corp.*	2,000	8
Rexahn Pharmaceuticals, Inc.*	1,900	1
RTI Biologics, Inc.*	3,400	10
Sangamo BioSciences, Inc.*†	2,400	9
Seattle Genetics, Inc.*†	3,900	31
Sequenom, Inc.*†	3,968	58
United Therapeutics Corp.*	1,461	98
Xoma Ltd.*†	8,500	4
Zymogenetics, Inc.*†	2,413	10

		1,642

Building Materials - 0.6%
AAON, Inc.†	820	13
Apogee Enterprises, Inc.†	1,855	17
Builders FirstSource, Inc.*†	900	2
China Architectural Engineering, Inc.*†	1,200	1
Comfort Systems USA, Inc.	2,600	25
Drew Industries, Inc.*†	1,280	8
Gibraltar Industries, Inc.	1,740	11
Interline Brands, Inc.*	2,090	16
Louisiana-Pacific Corp.	6,600	11
LSI Industries, Inc.	1,238	4
NCI Building Systems, Inc.*†	1,313	7
Quanex Building Products Corp.	2,375	17
Simpson Manufacturing Co., Inc.†	2,372	37
Texas Industries, Inc.†	1,542	25
Trex Co., Inc.*†	959	9
U.S. Concrete, Inc.*	2,300	3
Universal Forest Products, Inc.†	1,049	23

		229

Chemicals - 1.4%
Aceto Corp.	1,600	10
American Vanguard Corp.†	1,200	17
Arch Chemicals, Inc.	1,616	29
Balchem Corp.	1,200	25
Ferro Corp.	2,793	4
Fuller (H.B.) Co.	3,093	35
Grace (W.R.) & Co.*†	4,614	26
ICO, Inc.*	1,800	3
Innophos Holdings, Inc.	700	7
Innospec, Inc.	1,460	6
Landec Corp.*	1,500	7
Minerals Technologies, Inc.	1,206	36
NewMarket Corp.	875	30
Olin Corp.	4,854	51
OM Group, Inc.*†	1,988	31
Penford Corp.†	700	3
PolyOne Corp.*	5,956	10

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Chemicals - 1.4% continued
Quaker Chemical Corp.†	730	$4
Rockwood Holdings, Inc.*	2,666	16
Schulman (A.), Inc.	1,754	25
Sensient Technologies Corp.	3,035	61
ShengdaTech, Inc.*†	1,900	7
Solutia, Inc.*†	6,000	22
Spartech Corp.†	1,970	5
Stepan Co.†	393	11
Symyx Technologies, Inc.*	2,130	8
Westlake Chemical Corp.†	1,200	15
Zep, Inc.	1,326	10
Zoltek Cos., Inc.*†	1,750	10

		524

Coal - 0.1%
International Coal Group, Inc.*†	8,100	13
James River Coal Co.*	1,749	19
National Coal Corp.*	1,700	2
Westmoreland Coal Co.*	600	4

		38

Commercial Services - 6.0%
Aaron Rents, Inc.†	2,935	71
ABM Industries, Inc.†	2,833	35
Administaff, Inc.	1,398	27
Advance America Cash Advance Centers, Inc.	2,780	3
Advisory Board (The) Co.*	1,079	16
Albany Molecular Research, Inc.*	1,489	13
American Public Education, Inc.*	708	26
AMN Healthcare Services, Inc.*	2,211	14
Arbitron, Inc.†	1,784	23
Bankrate, Inc.*†	810	18
Bowne & Co., Inc.	1,778	3
Capella Education Co.*†	900	50
Cardtronics, Inc.*†	800	1
CBIZ, Inc.*†	2,921	20
CDI Corp.	764	6
Cenveo, Inc.*†	3,070	9
Chemed Corp.	1,445	58
China Direct, Inc.*†	500	1
Coinstar, Inc.*	1,811	47
Consolidated Graphics, Inc.*†	684	9
Corinthian Colleges, Inc.*†	5,525	109
Cornell Cos., Inc.*	700	11
Corvel Corp.*	486	9
CoStar Group, Inc.*	1,244	32
CRA International, Inc.*	709	15
Cross Country Healthcare, Inc.*†	2,013	15
Deluxe Corp.	3,300	25
Dollar Financial Corp.*†	1,600	10
Dollar Thrifty Automotive Group*†	1,327	1
DynCorp International, Inc., Class A*	1,600	20
Electro Rent Corp.	1,370	10
Emergency Medical Services Corp., Class A*†	600	18
Euronet Worldwide, Inc.*	2,990	29
ExlService Holdings, Inc.*†	891	7
First Advantage Corp., Class A*	632	7
Forrester Research, Inc.*	975	18
Gartner, Inc.*	3,852	39
Geo Group (The), Inc.*	3,221	38
Gevity HR, Inc.†	1,552	3
Global Cash Access Holdings, Inc.*	2,662	7
Grand Canyon Education, Inc.*†	708	12
Great Lakes Dredge & Dock Corp.	2,500	6
H&E Equipment Services, Inc.*	1,100	6
Hackett Group (The), Inc.*	2,600	7
Healthcare Services Group	2,791	43
Heartland Payment Systems, Inc.	1,600	9
Heidrick & Struggles International, Inc.	1,154	19
Hill International, Inc.*	1,500	5
HMS Holdings Corp.*	1,600	49
Hudson Highland Group, Inc.*	1,649	2
Huron Consulting Group, Inc.*	1,349	56
ICF International, Inc.*†	400	10
ICT Group, Inc.*	600	2
Integrated Electrical Services, Inc.*†	500	4
Interactive Data Corp.	2,332	53
Jackson Hewitt Tax Service, Inc.†	1,800	13
K12, Inc.*†	389	6
Kelly Services, Inc., Class A†	1,654	13
Kendle International, Inc.*	800	15
Kenexa Corp.*	1,415	7
Kforce, Inc.*	2,000	13
Korn/Ferry International*	3,040	28
Landauer, Inc.	615	31
Learning Tree International, Inc.*	600	4
LECG Corp.*	1,700	5
Lincoln Educational Services Corp.*	300	4
Live Nation, Inc.*†	4,855	17

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Commercial Services - 6.0% continued
MAXIMUS, Inc.	1,168	$43
McGrath Rentcorp	1,499	23
Midas, Inc.*	896	7
Monro Muffler, Inc.	1,028	24
MPS Group, Inc.*	6,093	30
Multi-Color Corp.	650	8
National Research Corp.†	100	2
Navigant Consulting, Inc.*	3,103	40
Net 1 UEPS Technologies, Inc.*	3,200	46
Odyssey Marine Exploration, Inc.*†	3,300	11
On Assignment, Inc.*†	2,200	5
Parexel International Corp.*†	3,690	34
PharmaNet Development Group, Inc.*†	1,197	6
PHH Corp.*†	3,500	34
Pre-Paid Legal Services, Inc.*	493	16
PRG-Schultz International, Inc.*	1,000	4
Princeton Review, Inc.*†	900	4
Protection One, Inc.*†	400	1
Providence Service (The) Corp.*	794	2
Rent-A-Center, Inc.*	4,351	76
Resources Connection, Inc.*	2,904	40
Riskmetrics Group, Inc.*†	1,427	16
Rollins, Inc.	2,712	43
RSC Holdings, Inc.*†	3,000	14
Sotheby’s†	4,356	29
Spherion Corp.*	3,471	4
Standard Parking Corp.*	535	9
Steiner Leisure Ltd.*	1,000	25
Stewart Enterprises, Inc., Class A†	5,389	12
SuccessFactors, Inc.*†	1,600	8
Team, Inc.*	1,200	16
TeleTech Holdings, Inc.*	2,325	20
TNS, Inc.*	1,600	11
TrueBlue, Inc.*	2,874	20
Universal Technical Institute, Inc.*	1,400	15
Valassis Communications, Inc.*	3,000	4
Viad Corp.	1,300	18
VistaPrint Ltd.*†	2,877	70
Volt Information Sciences, Inc.*	784	6
Watson Wyatt Worldwide, Inc., Class A†	2,773	136
Wright Express Corp.*	2,460	36

		2,280

Computers - 2.5%
3D Systems Corp.*†	1,200	6
3PAR, Inc.*	1,734	12
Agilysys, Inc.	1,490	5
CACI International, Inc., Class A*	1,961	84
CIBER, Inc.*	3,385	9
Cogo Group, Inc.*†	1,500	9
Compellent Technologies, Inc.*	900	12
COMSYS IT Partners, Inc.*	900	2
Cray, Inc.*	2,100	5
Data Domain, Inc.*†	2,165	28
Digimarc Corp.*†	471	4
Echelon Corp.*†	1,927	12
Electronics for Imaging, Inc.*	3,386	30
Henry (Jack) & Associates, Inc.	4,868	78
Hutchinson Technology, Inc.*†	1,461	3
iGate Corp.	1,409	4
Imation Corp.	1,900	15
Immersion Corp.*	1,800	7
Insight Enterprises, Inc.*	3,032	8
Integral Systems, Inc. of Maryland*	1,072	10
Isilon Systems, Inc.*†	1,600	4
Magma Design Automation, Inc.*†	2,898	3
Manhattan Associates, Inc.*	1,594	24
Maxwell Technologies, Inc.*	1,200	7
Mentor Graphics Corp.*†	5,792	26
Mercury Computer Systems, Inc.*†	1,469	9
Micros Systems, Inc.*	5,293	85
MTS Systems Corp.†	1,126	27
NCI, Inc., Class A*	400	11
Ness Technologies, Inc.*	2,500	7
Netezza Corp.*	2,500	14
Netscout Systems, Inc.*	1,900	25
Palm, Inc.*†	6,928	50
Perot Systems Corp., Class A*	5,542	63
Quantum Corp.*†	13,096	5
Rackable Systems, Inc.*	1,900	7
Radiant Systems, Inc.*	1,800	5
Radisys Corp.*	1,397	8
Rimage Corp.*	600	8
Riverbed Technology, Inc.*†	3,649	38
Silicon Storage Technology, Inc.*†	4,971	7
Smart Modular Technologies WWH, Inc.*†	2,900	4
SRA International, Inc., Class A*	2,700	37
STEC, Inc.*†	2,000	11
Stratasys, Inc.*†	1,360	12

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Computers - 2.5% continued
Super Micro Computer, Inc.*†	1,568	$7
SYKES Enterprises, Inc.*	2,090	33
Synaptics, Inc.*†	2,207	46
Syntel, Inc.†	830	17
Virtusa Corp.*†	600	4

		947

Cosmetics/Personal Care - 0.2%
Chattem, Inc.*†	1,132	72
Elizabeth Arden, Inc.*	1,610	9
Inter Parfums, Inc.	950	5

		86

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.*	2,793	31
BMP Sunstone Corp.*†	1,500	4
Brightpoint, Inc.*	3,220	13
Chindex International, Inc.*	700	3
Core-Mark Holding Co., Inc.*†	600	10
FGX International Holdings Ltd.*	900	8
Fossil, Inc.*†	2,960	37
Houston Wire & Cable Co.†	1,100	7
MWI Veterinary Supply, Inc.*	639	16
Owens & Minor, Inc.	2,669	90
Pool Corp.†	3,055	41
Scansource, Inc.*†	1,734	27
School Specialty, Inc.*†	1,222	17
Titan Machinery, Inc.*†	500	5
United Stationers, Inc.*	1,518	33
Watsco, Inc.†	1,525	52

		394

Diversified Financial Services - 1.7%
Advanta Corp., Class B	2,464	1
Asset Acceptance Capital Corp.*†	900	3
BGC Partners, Inc., Class A	2,168	4
Broadpoint Securities Group, Inc.*	1,600	4
Calamos Asset Management, Inc., Class A	1,254	4
Cityscape Financial Corp.(1) *	2,500	—
Cohen & Steers, Inc.†	1,100	10
CompuCredit Corp.*†	1,122	2
Credit Acceptance Corp.*†	375	7
Diamond Hill Investment Group, Inc.*	125	5
Doral Financial Corp.*†	400	1
Duff & Phelps Corp., Class A*	646	9
Encore Capital Group, Inc.*	900	4
Epoch Holding Corp.	700	4
Evercore Partners, Inc., Class A	600	7
FBR Capital Markets Corp.*	1,800	4
FCStone Group, Inc.*†	1,450	2
Federal Agricultural Mortgage Corp., Class C†	621	2
Financial Federal Corp.†	1,618	31
First Marblehead Corp.*†	4,400	4
Friedman Billings Ramsey Group, Inc., Class A*†	9,400	2
GAMCO Investors, Inc., Class A†	516	15
GFI Group, Inc.	4,204	10
Greenhill & Co., Inc.†	1,127	73
Interactive Brokers Group, Inc., Class A*	2,644	37
International Assets Holding Corp.*†	300	2
KBW, Inc.*†	1,700	24
Knight Capital Group, Inc., Class A*	6,104	107
LaBranche & Co., Inc.*	3,300	19
Ladenburg Thalmann Financial Services, Inc.*†	6,500	3
MarketAxess Holdings, Inc.*	2,000	16
National Financial Partners Corp.†	2,500	6
Nelnet, Inc., Class A*	1,100	6
NewStar Financial, Inc.*†	1,542	2
Ocwen Financial Corp.*	2,259	21
optionsXpress Holdings, Inc.	2,762	27
Penson Worldwide, Inc.*†	1,100	5
Piper Jaffray Cos.*	1,189	26
Portfolio Recovery Associates, Inc.*†	1,022	23
Pzena Investment Management, Inc., Class A†	400	1
Sanders Morris Harris Group, Inc.	1,239	5
Stifel Financial Corp.*	1,620	53
SWS Group, Inc.	1,572	21
Thomas Weisel Partners Group, Inc.*	1,200	4
TradeStation Group, Inc.*	2,027	11
US Global Investors, Inc., Class A†	800	3
Virtus Investment Partners, Inc.*†	366	2
Westwood Holdings Group, Inc.†	331	12
World Acceptance Corp.*†	1,093	16

		660

Electric - 2.7%
Allete, Inc.	1,700	45
Avista Corp.	3,389	49
Black Hills Corp.†	2,441	43

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Electric - 2.7% continued
Central Vermont Public Service Corp.	735	$15
CH Energy Group, Inc.	1,011	42
Cleco Corp.	3,831	79
El Paso Electric Co.*	2,843	40
Empire District Electric (The) Co.	2,159	30
EnerNOC, Inc.*†	600	7
Idacorp, Inc.	2,959	72
ITC Holdings Corp.	3,214	119
MGE Energy, Inc.†	1,446	43
NorthWestern Corp.	2,290	47
Ormat Technologies, Inc.†	1,146	29
Otter Tail Corp.†	2,250	39
Pike Electric Corp.*	1,100	9
PNM Resources, Inc.	5,615	43
PNM Resources, Inc. - Fractional Shares (1) *	50,000	—
Portland General Electric Co.	3,987	65
Synthesis Energy Systems, Inc.*†	1,600	1
UIL Holdings Corp.†	1,601	33
Unisource Energy Corp.	2,249	57
US Geothermal, Inc.*†	4,000	4
Westar Energy, Inc.	6,822	115

		1,026

Electrical Components & Equipment - 0.9%
Advanced Battery Technologies, Inc.*†	2,700	6
Advanced Energy Industries, Inc.*	2,149	15
American Superconductor Corp.*†	2,669	36
Beacon Power Corp.*†	5,700	2
Belden, Inc.	2,951	31
Capstone Turbine Corp.*†	9,300	5
China BAK Battery, Inc.*†	1,900	3
Coleman Cable, Inc.*	500	1
Encore Wire Corp.†	1,189	21
Ener1, Inc.*†	2,600	8
Energy Conversion Devices, Inc.*†	2,921	64
EnerSys*	1,743	19
Evergreen Solar, Inc.*†	9,160	11
Fushi Copperweld, Inc.*†	900	5
GrafTech International Ltd.*	7,762	44
Graham Corp.†	625	5
Harbin Electric, Inc.*†	500	3
Insteel Industries, Inc.†	1,100	7
Littelfuse, Inc.*	1,363	16
Medis Technologies Ltd.*†	2,036	1
Orion Energy Systems, Inc.*†	600	2
Powell Industries, Inc.*	452	14
Power-One, Inc.*†	4,752	4
PowerSecure International, Inc.*†	1,100	4
Ultralife Corp.*†	800	6
Universal Display Corp.*†	1,901	11
Valence Technology, Inc.*†	3,300	5
Vicor Corp.	1,294	6

		355

Electronics - 2.3%
American Science & Engineering, Inc.	578	35
Analogic Corp.	854	24
Axsys Technologies, Inc.*	600	20
Badger Meter, Inc.†	922	23
Bel Fuse, Inc., Class B	722	7
Benchmark Electronics, Inc.*	4,391	43
Brady Corp., Class A	3,266	56
Checkpoint Systems, Inc.*	2,594	20
China Security & Surveillance Technology, Inc.*†	1,796	6
Cogent, Inc.*	2,598	27
Coherent, Inc.*	1,500	23
CTS Corp.	2,156	7
Cymer, Inc.*	1,975	37
Daktronics, Inc.†	2,106	14
Dionex Corp.*†	1,209	57
Electro Scientific Industries, Inc.*†	1,766	9
FARO Technologies, Inc.*†	1,100	13
FEI Co.*	2,327	33
ICx Technologies, Inc.*	900	4
II-VI, Inc.*	1,555	28
L-1 Identity Solutions, Inc.*	4,612	21
LaBarge, Inc.*†	800	4
Measurement Specialties, Inc.*	900	3
Methode Electronics, Inc.	2,445	9
Microvision, Inc.*†	4,400	5
Multi-Fineline Electronix, Inc.*	600	9
Newport Corp.*	2,357	10
NVE Corp.*†	300	8
OSI Systems, Inc.*	1,008	16
OYO Geospace Corp.*†	249	3
Park Electrochemical Corp.	1,284	20
Plexus Corp.*	2,551	33
Rofin-Sinar Technologies, Inc.*†	1,918	28

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Electronics - 2.3% continued
Rogers Corp.*	1,139	$21
Sanmina-SCI Corp.*	33,900	9
Sonic Solutions, Inc.*†	1,375	1
Stoneridge, Inc.*	900	2
Taser International, Inc.*†	3,982	17
Technitrol, Inc.	2,611	3
TTM Technologies, Inc.*	2,705	12
Varian, Inc.*	1,912	43
Watts Water Technologies, Inc., Class A†	1,909	32
Woodward Governor Co.	3,808	66
Zygo Corp.*	1,000	4

		865

Energy - Alternate Sources - 0.2%
Akeena Solar, Inc.*†	1,400	2
Ascent Solar Technologies, Inc.*†	500	1
Aventine Renewable Energy Holdings, Inc.*	1,800	1
Clean Energy Fuels Corp.*†	1,600	9
Comverge, Inc.*†	1,400	6
Evergreen Energy, Inc.*	5,426	4
FuelCell Energy, Inc.*†	4,429	12
GreenHunter Energy, Inc.*	300	1
GreenHunter Energy, Inc. - Fractional Share*	30	—
GT Solar International, Inc.*†	1,900	8
Headwaters, Inc.*†	2,647	5
Pacific Ethanol, Inc.*†	2,800	1
Plug Power, Inc.*	5,100	5
Quantum Fuel Systems Technologies Worldwide, Inc.*	5,000	3

		58

Engineering & Construction - 0.9%
Baker (Michael) Corp.*	500	16
Dycom Industries, Inc.*	2,558	12
EMCOR Group, Inc.*	4,410	68
ENGlobal Corp.*	1,700	5
Exponent, Inc.*	850	19
Granite Construction, Inc.†	2,157	77
Insituform Technologies, Inc., Class A*	2,383	29
Layne Christensen Co.*†	1,248	20
Orion Marine Group, Inc.*	1,400	12
Perini Corp.*	3,273	50
Stanley, Inc.*†	600	19
Sterling Construction Co., Inc.*	700	10
VSE Corp.†	247	6

		343

Entertainment - 0.6%
Bally Technologies, Inc.*†	3,552	66
Bluegreen Corp.*†	800	1
Churchill Downs, Inc.	593	18
Cinemark Holdings, Inc.	1,900	15
Dover Downs Gaming & Entertainment, Inc.	917	2
Dover Motorsports, Inc.†	1,000	1
Elixir Gaming Technologies, Inc.*	4,300	—
Great Wolf Resorts, Inc.*†	1,790	3
Isle of Capri Casinos, Inc.*†	877	3
National CineMedia, Inc.	2,700	30
Pinnacle Entertainment, Inc.*†	3,872	29
Rick’s Cabaret International, Inc.*	400	1
Shuffle Master, Inc.*	3,309	10
Six Flags, Inc.*	4,636	1
Speedway Motorsports, Inc.†	862	10
Vail Resorts, Inc.*†	1,936	37

		227

Environmental Control - 1.2%
American Ecology Corp.	1,100	17
Calgon Carbon Corp.*	3,446	51
Casella Waste Systems, Inc., Class A*	1,468	3
Clean Harbors, Inc.*	1,285	62
Darling International, Inc.*	5,246	23
Energy Recovery, Inc.*†	946	6
EnergySolutions, Inc.	2,100	14
Fuel Tech, Inc.*†	1,185	11
Metalico, Inc.*†	1,600	3
Met-Pro Corp.	1,000	7
Mine Safety Appliances Co.†	1,978	36
Rentech, Inc.*	10,600	6
Tetra Tech, Inc.*	3,808	85
Waste Connections, Inc.*	5,105	122
Waste Services, Inc.*	1,533	7

		453

Food - 2.8%
American Dairy, Inc.*†	500	6
Arden Group, Inc., Class A	70	7
B&G Foods, Inc., Class A	1,300	5
Calavo Growers, Inc.†	700	8

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Food - 2.8% continued
Cal-Maine Foods, Inc.†	848	$19
Chiquita Brands International, Inc.*	2,754	14
Diamond Foods, Inc.†	1,020	22
Flowers Foods, Inc.	5,019	112
Fresh Del Monte Produce, Inc.*	2,700	51
Great Atlantic & Pacific Tea Co.*†	2,301	9
Hain Celestial Group, Inc.*†	2,642	37
HQ Sustainable Maritime Industries, Inc.*	400	3
Imperial Sugar Co.†	800	5
Ingles Markets, Inc., Class A	773	11
J & J Snack Foods Corp.	900	28
Lancaster Colony Corp.	1,275	50
Lance, Inc.†	1,777	39
Lifeway Foods, Inc.*	300	2
M & F Worldwide Corp.*†	739	8
Nash Finch Co.	855	30
Ralcorp Holdings, Inc.*	3,641	221
Ruddick Corp.	2,688	58
Sanderson Farms, Inc.†	1,295	45
Seaboard Corp.	21	18
Smart Balance, Inc.*	4,000	23
Spartan Stores, Inc.	1,400	21
Tootsie Roll Industries, Inc.†	1,575	34
TreeHouse Foods, Inc.*†	2,036	54
United Natural Foods, Inc.*	2,694	40
Village Super Market, Class A†	400	10
Weis Markets, Inc.†	690	19
Winn-Dixie Stores, Inc.*†	3,500	34
Zhongpin, Inc.*	1,200	10

		1,053

Forest Products & Paper - 0.4%
AbitibiBowater, Inc.*†	3,356	1
Boise, Inc.*†	2,400	1
Buckeye Technologies, Inc.*	2,526	6
Clearwater Paper Corp.*	734	7
Deltic Timber Corp.	653	20
Glatfelter	2,939	18
Kapstone Paper and Packaging Corp.*	1,200	2
Mercer International, Inc.*†	1,900	1
Neenah Paper, Inc.	900	5
Potlatch Corp.†	2,570	59
Schweitzer-Mauduit International, Inc.†	1,016	15
Verso Paper Corp.	900	1
Wausau Paper Corp.	2,858	16
Xerium Technologies, Inc.*	1,200	1

		153

Gas - 1.7%
Chesapeake Utilities Corp.	400	11
Laclede Group (The), Inc.	1,427	56
New Jersey Resources Corp.	2,736	96
Nicor, Inc.	2,937	92
Northwest Natural Gas Co.	1,715	70
Piedmont Natural Gas Co., Inc.†	4,672	113
South Jersey Industries, Inc.	1,890	68
Southwest Gas Corp.	2,720	53
WGL Holdings, Inc.	3,227	98

		657

Hand/Machine Tools - 0.4%
Baldor Electric Co.†	3,010	37
Franklin Electric Co., Inc.†	1,472	32
K-Tron International, Inc.*	149	8
Regal-Beloit Corp.	2,051	59
Thermadyne Holdings Corp.*	800	2

		138

Healthcare - Products - 4.3%
Abaxis, Inc.*†	1,400	22
Abiomed, Inc.*	2,161	15
Accuray, Inc.*	2,290	11
Affymetrix, Inc.*†	4,400	9
Align Technology, Inc.*†	4,031	28
Alphatec Holdings, Inc.*	1,600	3
American Medical Systems Holdings, Inc.*	4,720	49
Angiodynamics, Inc.*	1,547	18
Atrion Corp.	100	7
BioMimetic Therapeutics, Inc.*†	900	7
Bruker Corp.*	3,188	13
Caliper Life Sciences, Inc.*†	3,100	3
Cantel Medical Corp.*†	800	10
Cardiac Science Corp.*	1,300	5
CardioNet, Inc.*	300	7
Cepheid, Inc.*†	3,704	25
Columbia Laboratories, Inc.*	3,000	4
Conceptus, Inc.*†	1,900	21
Conmed Corp.*	1,823	25
CryoLife, Inc.*	1,800	9
Cyberonics, Inc.*	1,531	21
Cynosure, Inc., Class A*	600	3

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Healthcare - Products - 4.3% continued
DexCom, Inc.*†	2,626	$11
ev3, Inc.*	4,503	26
Exactech, Inc.*	500	7
Genomic Health, Inc.*†	900	18
Greatbatch, Inc.*	1,429	28
Haemonetics Corp. of Massachusetts*	1,680	90
Hanger Orthopedic Group, Inc.*	1,968	26
Hansen Medical, Inc.*†	1,064	4
ICU Medical, Inc.*†	696	22
Immucor, Inc.*	4,545	102
Insulet Corp.*†	1,200	7
Integra LifeSciences Holdings Corp.*†	1,146	30
Invacare Corp.†	2,036	33
IRIS International, Inc.*	1,200	11
Kensey Nash Corp.*	479	9
Luminex Corp.*†	2,617	43
Masimo Corp.*	2,991	75
Medical Action Industries, Inc.*	900	6
Meridian Bioscience, Inc.	2,575	52
Merit Medical Systems, Inc.*	1,738	19
Micrus Endovascular Corp.*†	1,000	6
Natus Medical, Inc.*†	1,749	14
NuVasive, Inc.*†	2,300	65
NxStage Medical, Inc.*†	1,589	5
OraSure Technologies, Inc.*	2,950	8
Orthofix International N.V.*†	1,100	17
Orthovita, Inc.*†	4,200	13
Palomar Medical Technologies, Inc.*	1,200	9
PSS World Medical, Inc.*	4,035	58
Quidel Corp.*†	1,800	20
Sirona Dental Systems, Inc.*†	1,100	12
Somanetics Corp.*†	800	10
SonoSite, Inc.*	1,120	21
Spectranetics Corp.*	2,100	5
Stereotaxis, Inc.*†	1,797	6
STERIS Corp.	3,803	88
SurModics, Inc.*†	1,029	18
Symmetry Medical, Inc.*	2,320	12
Synovis Life Technologies, Inc.*	800	10
Thoratec Corp.*†	3,540	81
TomoTherapy, Inc.*†	2,700	6
Trans1, Inc.*†	800	5
Vision-Sciences, Inc.*	1,100	1
Vital Images, Inc.*	1,000	10
Vnus Medical Technologies, Inc.*	800	15
Volcano Corp.*†	3,000	45
West Pharmaceutical Services, Inc.†	2,104	65
Wright Medical Group, Inc.*†	2,429	35
Zoll Medical Corp.*	1,332	18

		1,612

Healthcare - Services - 2.1%
Air Methods Corp.*†	700	12
Alliance HealthCare Service I*	1,600	13
Almost Family, Inc.*†	400	8
Amedisys, Inc.*†	1,719	56
AMERIGROUP Corp.*†	3,478	86
Amsurg Corp.*	2,045	32
Assisted Living Concepts, Inc., Class A*†	3,500	10
Bio-Reference Labs, Inc.*†	725	17
Capital Senior Living Corp.*†	1,400	4
Centene Corp.*	2,758	47
Emeritus Corp.*†	1,300	9
Ensign Group, Inc. (The)	500	7
Five Star Quality Care, Inc.*	2,000	3
Genoptix, Inc.*	532	16
Gentiva Health Services, Inc.*	1,622	28
Healthsouth Corp.*†	5,629	44
Healthspring, Inc.*	3,200	26
Healthways, Inc.*	2,280	21
IPC The Hospitalist Co, Inc.*	400	6
Kindred Healthcare, Inc.*	1,762	25
LHC Group, Inc.*†	897	18
Life Sciences Research, Inc.*†	600	3
Magellan Health Services, Inc.*	2,638	88
Medcath Corp.*	1,000	8
Molina Healthcare, Inc.*	900	17
National Healthcare Corp.†	531	22
Nighthawk Radiology Holdings, Inc.*	1,500	4
Odyssey HealthCare, Inc.*†	2,139	22
Psychiatric Solutions, Inc.*†	3,596	61
RadNet, Inc.*†	1,400	3
RehabCare Group, Inc.*†	1,121	16
Res-Care, Inc.*	1,600	20
Skilled Healthcare Group, Inc., Class A*	1,100	9
Sun Healthcare Group, Inc.*	2,800	25
Sunrise Senior Living, Inc.*	2,840	2
Triple-S Management Corp.*†	922	11
U.S. Physical Therapy, Inc.*	800	8

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Healthcare - Services - 2.1% continued
Virtual Radiologic Corp.*†	400	$3

		810

Holding Companies - Diversified - 0.0%
Compass Diversified Holdings	1,500	13
Resource America, Inc., Class A	627	2

		15

Home Builders - 0.3%
Amrep Corp.*	100	2
Beazer Homes USA, Inc.*	2,500	1
Brookfield Homes Corp.†	621	2
Cavco Industries, Inc.*†	400	9
Champion Enterprises, Inc.*	4,954	1
Hovnanian Enterprises, Inc., Class A*†	3,073	3
M/I Homes, Inc.†	874	6
Meritage Homes Corp.*†	2,007	20
Palm Harbor Homes, Inc.*	691	2
Ryland Group, Inc.	2,761	39
Skyline Corp.†	408	6
Standard-Pacific Corp.*	6,400	6
Winnebago Industries, Inc.	1,872	7

		104

Home Furnishings - 0.4%
American Woodmark Corp.†	738	11
Audiovox Corp., Class A*	1,137	3
DTS, Inc.*	1,100	18
Ethan Allen Interiors, Inc.†	1,600	15
Furniture Brands International, Inc.	2,700	4
Hooker Furniture Corp.	604	4
Kimball International, Inc., Class B	2,089	13
La-Z-Boy, Inc.	3,300	3
Sealy Corp.*†	2,900	2
Tempur-Pedic International, Inc.†	4,776	29
TiVo, Inc.*	6,522	46
Universal Electronics, Inc.*	891	14

		162

Household Products/Wares - 0.5%
ACCO Brands Corp.*	3,500	3
American Greetings Corp., Class A†	2,900	11
Blyth, Inc.	400	8
Central Garden and Pet Co., Class A*	4,147	31
CSS Industries, Inc.†	477	7
Ennis, Inc.	1,632	13
Helen of Troy Ltd.*	1,900	19
Prestige Brands Holdings, Inc.*	2,200	12
Russ Berrie & Co., Inc.*	1,147	1
Standard Register (The) Co.†	984	5
Tupperware Brands Corp.	4,027	57
WD-40 Co.	1,034	26

		193

Housewares - 0.0%
Libbey, Inc.†	900	1

Insurance - 4.3%
AMBAC Financial Group, Inc.†	18,219	11
American Equity Investment Life Holding Co.†	3,500	13
American Physicians Capital, Inc.	525	22
American Safety Insurance Holdings Ltd.*	700	7
Amerisafe, Inc.*	1,200	17
Amtrust Financial Services, Inc.	1,000	8
Argo Group International Holdings Ltd.*	2,006	57
Aspen Insurance Holdings Ltd.	5,550	121
Assured Guaranty Ltd.†	3,575	16
Baldwin & Lyons, Inc., Class B	518	9
Citizens, Inc. of Texas*†	2,400	16
CNA Surety Corp.*	1,077	16
Crawford & Co., Class B*†	1,539	12
Delphi Financial Group, Inc., Class A	2,657	29
Donegal Group, Inc., Class A	798	11
eHealth, Inc.*	1,600	20
EMC Insurance Group, Inc.	356	7
Employers Holdings, Inc.	3,200	31
Enstar Group Ltd.*†	353	16
FBL Financial Group, Inc., Class A†	803	2
First Acceptance Corp.*†	1,105	3
First Mercury Financial Corp.*	929	11
Flagstone Reinsurance Holdings Ltd.	1,900	14
FPIC Insurance Group, Inc.*	519	19
Greenlight Capital Re Ltd., Class A*†	1,900	27
Hallmark Financial Services*	400	3
Harleysville Group, Inc.	815	24
Horace Mann Educators Corp.	2,629	20
Independence Holding Co.†	434	2
Infinity Property & Casualty Corp.	907	32
IPC Holdings Ltd.	2,979	76
Kansas City Life Insurance Co.	300	7
Life Partners Holdings, Inc.†	500	9
Maiden Holdings Ltd.	3,200	14

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Insurance - 4.3% continued
Max Capital Group Ltd.	3,617	$60
Meadowbrook Insurance Group, Inc.	3,587	21
Montpelier Re Holdings Ltd.	5,981	76
National Interstate Corp.	400	7
National Western Life Insurance Co., Class A	142	14
Navigators Group, Inc.*	835	44
NYMAGIC, Inc.	300	4
Odyssey Re Holdings Corp.	1,403	65
Phoenix Companies (The), Inc.	7,330	4
Platinum Underwriters Holdings Ltd.	3,187	89
PMA Capital Corp., Class A*	2,024	10
PMI Group (The), Inc.	5,200	3
Presidential Life Corp.	1,379	9
Primus Guaranty Ltd.*†	1,500	2
ProAssurance Corp.*	2,056	98
Radian Group, Inc.†	5,100	10
RLI Corp.	1,190	58
Safety Insurance Group, Inc.	1,055	33
SeaBright Insurance Holdings, Inc.*	1,355	13
Selective Insurance Group, Inc.	3,420	41
State Auto Financial Corp.	885	15
Stewart Information Services Corp.	1,057	15
Tower Group, Inc.	2,287	47
United America Indemnity Ltd., Class A*	1,200	10
United Fire & Casualty Co.	1,452	25
Universal American Financial Corp.*	2,574	17
Validus Holdings Ltd.	4,202	101
Zenith National Insurance Corp.	2,391	53

		1,646

Internet - 3.1%
1-800-FLOWERS.COM, Inc., Class A*†	1,726	2
Art Technology Group, Inc.*	8,200	18
AsiaInfo Holdings, Inc.*	2,200	27
Avocent Corp.*	2,902	35
Bidz.com, Inc.*†	400	1
Blue Coat Systems, Inc.*	2,098	23
Blue Nile, Inc.*†	858	20
Chordiant Software, Inc.*	1,920	4
Cogent Communications Group, Inc.*†	2,900	19
comScore, Inc.*	1,203	11
Constant Contact, Inc.*†	1,319	18
CyberSource Corp.*	4,456	55
DealerTrack Holdings, Inc.*	2,566	27
Dice Holdings, Inc.*	963	2
Digital River, Inc.*	2,415	58
Drugstore.com, Inc.*†	5,300	5
Earthlink, Inc.*	7,045	44
Entrust, Inc.*†	3,900	6
eResearch Technology, Inc.*	2,800	14
Global Sources Ltd.*	1,118	5
GSI Commerce, Inc.*†	1,497	17
HSW International, Inc.*†	1,800	—
i2 Technologies, Inc.*†	1,000	7
Ibasis, Inc.*†	2,000	1
Infospace, Inc.*†	2,198	12
Internap Network Services Corp.*†	3,219	10
Internet Brands, Inc.*†	1,400	7
Internet Capital Group, Inc.*	2,500	10
Interwoven, Inc.*	2,915	47
j2 Global Communications, Inc.*	2,866	54
Keynote Systems, Inc.*	900	7
Knot (The), Inc.*†	1,800	11
Limelight Networks, Inc.*†	1,837	5
Liquidity Services, Inc.*	900	4
LoopNet, Inc.*†	1,900	11
Mercadolibre, Inc.*†	1,616	27
ModusLink Global Solutions, Inc.*†	2,956	6
Move, Inc.*†	8,156	13
NetFlix, Inc.*†	2,624	95
NIC, Inc.	2,534	13
Nutri/System, Inc.†	1,950	25
Online Resources Corp.*	1,900	6
Orbitz Worldwide, Inc.*†	2,300	6
Overstock.com, Inc.*†	964	8
PC-Tel, Inc.	1,300	7
Perficient, Inc.*†	2,100	7
Rackspace Hosting, Inc.*†	1,100	6
RealNetworks, Inc.*†	5,400	12
S1 Corp.*	3,008	17
Safeguard Scientifics, Inc.*	7,800	4
Sapient Corp.*	5,648	22
Shutterfly, Inc.*	1,300	10
SonicWALL, Inc.*	3,510	16
Sourcefire, Inc.*	1,300	9
Stamps.com, Inc.*	899	7
SupportSoft, Inc.*	3,000	5
TechTarget, Inc.*†	900	2

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Internet - 3.1% continued
TeleCommunication Systems, Inc., Class A*	2,100	$17
Terremark Worldwide, Inc.*†	3,400	9
TheStreet.com, Inc.	1,100	2
thinkorswim Group, Inc.*†	3,400	27
TIBCO Software, Inc.*	11,279	54
United Online, Inc.	4,989	23
ValueClick, Inc.*	5,540	35
Vasco Data Security International, Inc.*	1,700	8
Vignette Corp.*†	1,600	11
Vocus, Inc.*†	1,000	17
Web.com Group, Inc.*†	1,800	5
Websense, Inc.*	2,845	32

		1,160

Investment Companies - 0.4%
Ampal-American Israel Corp., Class A*†	1,300	2
Apollo Investment Corp.†	9,133	38
Ares Capital Corp.†	6,223	22
BlackRock Kelso Capital Corp.†	806	3
Capital Southwest Corp.	191	13
Gladstone Capital Corp.†	1,323	9
Gladstone Investment Corp.	1,400	6
Harris & Harris Group, Inc., Class A*†	1,609	5
Hercules Technology Growth Capital, Inc.	2,100	9
Kohlberg Capital Corp.	1,100	2
MCG Capital Corp.	4,890	4
Medallion Financial Corp.	1,000	5
MVC Capital, Inc.	1,600	13
NGP Capital Resources Co.	1,400	8
Patriot Capital Funding, Inc.	1,300	2
PennantPark Investment Corp.	1,400	4
Prospect Capital Corp.	1,900	15

		160

Iron/Steel - 0.0%
China Precision Steel, Inc.*†	1,100	1
General Steel Holdings, Inc.*†	700	2
Olympic Steel, Inc.†	600	7
Sutor Technology Group Ltd.*	500	1
Universal Stainless & Alloy*†	400	4

		15

Leisure Time - 0.5%
Ambassadors Group, Inc.	1,188	9
Brunswick Corp.†	5,600	17
Callaway Golf Co.	4,299	29
Life Time Fitness, Inc.*†	2,273	19
Marine Products Corp.†	662	3
Nautilus, Inc.*	1,470	1
Polaris Industries, Inc.†	2,147	40
Town Sports International Holdings, Inc.*†	1,123	2
WMS Industries, Inc.*†	2,854	52

		172

Lodging - 0.2%
Ameristar Casinos, Inc.	1,672	16
Gaylord Entertainment Co.*†	2,615	17
Lodgian, Inc.*	1,020	2
Marcus Corp.	1,277	11
Monarch Casino & Resort, Inc.*†	700	5
Morgans Hotel Group Co.*†	1,700	4
Riviera Holdings Corp.*	700	2

		57

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*†	1,150	26

Machinery - Diversified - 1.4%
Alamo Group, Inc.†	400	5
Albany International Corp., Class A†	1,949	17
Altra Holdings, Inc.*	1,700	9
Applied Industrial Technologies, Inc.	2,707	44
Briggs & Stratton Corp.†	3,239	39
Cascade Corp.†	562	9
Chart Industries, Inc.*	1,800	12
Cognex Corp.	2,526	28
Columbus McKinnon Corp. of New York*	1,200	10
DXP Enterprises, Inc.*	437	5
Flow International Corp.*	2,400	3
Gerber Scientific, Inc.*	1,500	3
Gorman-Rupp (The) Co.†	937	17
Hurco Cos., Inc.*†	400	5
Intermec, Inc.*†	4,014	40
Intevac, Inc.*†	1,400	5
iRobot Corp.*†	1,200	9
Kadant, Inc.*	885	8
Key Technology, Inc.*	300	3
Lindsay Corp.†	780	19
Middleby Corp.*†	1,154	25
NACCO Industries, Inc., Class A	338	7
Nordson Corp.†	2,194	55
Presstek, Inc.*†	1,800	3

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Machinery - Diversified - 1.4% continued
Raser Technologies, Inc.*†	3,300	$11
Robbins & Myers, Inc.	1,818	29
Sauer-Danfoss, Inc.†	717	4
Tecumseh Products Co., Class A*	1,062	6
Tennant Co.	1,072	11
Twin Disc, Inc.†	600	3
Wabtec Corp.†	3,143	84

		528

Media - 0.4%
AH Belo Corp., Class A†	1,320	1
Belo Corp., Class A	5,700	5
Charter Communications, Inc., Class A*	25,999	1
Citadel Broadcasting Corp.*	11,600	1
CKX, Inc.*†	3,300	11
Courier Corp.†	671	9
Cox Radio, Inc., Class A*	1,500	8
Crown Media Holdings, Inc., Class A*†	700	1
Cumulus Media, Inc., Class A*†	1,507	3
DG FastChannel, Inc.*	1,100	17
Dolan Media Co.*	1,567	10
Entercom Communications Corp., Class A†	1,700	2
Entravision Communications Corp., Class A*	3,800	1
Fisher Communications, Inc.	475	5
Global Traffic Network, Inc.*†	800	3
Gray Television, Inc.†	2,773	1
Journal Communications, Inc., Class A	2,700	3
Lee Enterprises, Inc.†	2,800	1
Lin TV Corp., Class A*	1,582	1
Martha Stewart Living Omnimedia, Inc., Class A*†	1,641	3
McClatchy Co., Class A†	3,600	2
Media General, Inc., Class A†	1,500	2
Mediacom Communications Corp., Class A*	2,485	10
Outdoor Channel Holdings, Inc.*	1,000	4
Playboy Enterprises, Inc., Class B*†	1,295	2
Primedia, Inc.†	1,606	3
RHI Entertainment, Inc.*	860	2
Scholastic Corp.	1,536	17
Sinclair Broadcast Group, Inc., Class A	3,099	3
Value Line, Inc.	100	3
World Wrestling Entertainment, Inc., Class A†	1,411	14

		149

Metal Fabrication/Hardware - 0.8%
Ampco-Pittsburgh Corp.	500	5
Castle (A.M.) & Co.†	1,100	8
CIRCOR International, Inc.	1,108	25
Dynamic Materials Corp.†	800	7
Foster (L.B.) Co., Class A*	700	15
Furmanite Corp.*	2,300	7
Haynes International, Inc.*	752	10
Kaydon Corp.	2,183	55
Ladish Co., Inc.*	1,000	7
Lawson Products, Inc.†	320	6
Mueller Industries, Inc.	2,371	43
Mueller Water Products, Inc., Class A	7,400	16
NN, Inc.	1,000	1
Northwest Pipe Co.*	600	16
Omega Flex, Inc.	200	3
RBC Bearings, Inc.*	1,400	21
Sun Hydraulics, Inc.†	734	10
Worthington Industries, Inc.†	4,202	34

		289

Mining - 1.0%
Allied Nevada Gold Corp.*	2,900	12
AMCOL International Corp.†	1,645	20
Brush Engineered Materials, Inc.*†	1,273	16
Coeur D’alene Mines Corp.*	35,144	27
Compass Minerals International, Inc.	2,109	110
General Moly, Inc.*†	4,000	3
Hecla Mining Co.*†	10,838	16
Horsehead Holding Corp.*	2,300	9
Kaiser Aluminum Corp.†	1,000	22
Royal Gold, Inc.†	1,910	77
RTI International Metals, Inc.*	1,507	16
Stillwater Mining Co.*†	2,546	8
United States Lime & Minerals, Inc.*†	100	2
Uranium Resources, Inc.*	3,100	2
USEC, Inc.*†	7,149	36

		376

Miscellaneous Manufacturing - 2.0%
Actuant Corp., Class A†	3,641	37
Acuity Brands, Inc.†	2,652	61
American Railcar Industries, Inc.†	600	5
Ameron International Corp.†	582	28
AZZ, Inc.*†	800	16
Barnes Group, Inc.	3,046	28

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Miscellaneous Manufacturing - 2.0% continued
Blount International, Inc.*	2,500	$18
Ceradyne, Inc.*†	1,719	30
China Fire & Security Group, Inc.*†	900	6
Clarcor, Inc.	3,282	87
Colfax Corp.*	1,417	10
EnPro Industries, Inc.*†	1,278	21
ESCO Technologies, Inc.*†	1,664	54
Federal Signal Corp.	3,082	20
Flanders Corp.*†	1,000	4
Freightcar America, Inc.	800	13
GenTek, Inc.*†	600	8
Griffon Corp.*	3,406	25
Hexcel Corp.*	6,130	38
Koppers Holdings, Inc.†	1,300	17
LSB Industries, Inc.*	1,100	10
Lydall, Inc.*	1,100	3
Matthews International Corp., Class A	1,996	69
Metabolix, Inc.*†	1,200	7
Movado Group, Inc.†	996	6
Myers Industries, Inc.	1,871	7
NL Industries, Inc.	398	4
Park-Ohio Holdings Corp.*	500	2
PMFG, Inc.*†	800	4
Polypore International, Inc.*†	1,061	5
Raven Industries, Inc.†	1,008	18
Reddy Ice Holdings, Inc.	1,100	2
Smith & Wesson Holding Corp.*†	2,400	9
Smith (A.O.) Corp.	1,277	33
Standex International Corp.	819	9
Tredegar Corp.†	1,510	25
Trimas Corp.*†	800	1

		740

Office Furnishings - 0.2%
Herman Miller, Inc.	3,652	37
HNI Corp.†	2,845	28
Interface, Inc., Class A	3,418	8
Knoll, Inc.	3,090	20

		93

Oil & Gas - 2.3%
Abraxas Petroleum Corp.*†	2,700	2
Alon USA Energy, Inc.†	700	8
American Oil & Gas, Inc.*†	2,400	1
APCO Argentina, Inc.	300	5
Approach Resources, Inc.*†	599	4
Arena Resources, Inc.*†	2,466	53
Atlas America, Inc.	2,191	22
ATP Oil & Gas Corp.*†	1,820	6
Berry Petroleum Co., Class A†	2,782	18
Bill Barrett Corp.*†	2,370	46
BMB Munai, Inc.*†	2,400	1
BPZ Energy, Inc.*†	3,824	13
Brigham Exploration Co.*	2,900	4
Bronco Drilling Co., Inc.*	1,700	7
Callon Petroleum Co.*†	1,400	2
Cano Petroleum, Inc.*†	3,100	1
Carrizo Oil & Gas, Inc.*†	1,777	19
Cheniere Energy, Inc.*†	3,100	13
Clayton Williams Energy, Inc.*	352	9
Comstock Resources, Inc.*	2,953	90
Concho Resources, Inc.*	3,596	72
Contango Oil & Gas Co.*	839	31
CVR Energy, Inc.*	1,500	7
Delek US Holdings, Inc.	900	6
Delta Petroleum Corp.*†	3,963	8
Double Eagle Petroleum Co.*	500	2
Endeavour International Corp.*	7,300	5
Energy Partners Ltd.*	2,056	1
Energy XXI Bermuda Ltd.	7,700	3
EXCO Resources, Inc.*	9,594	87
FX Energy, Inc.*†	2,600	8
Gasco Energy, Inc.*†	6,000	2
GeoGlobal Resources, Inc.*†	2,400	2
GeoMet, Inc.*	1,246	1
Georesources, Inc.*	400	2
GMX Resources, Inc.*†	1,087	19
Goodrich Petroleum Corp.*†	1,486	29
Gran Tierra Energy, Inc.*†	14,064	33
Gulfport Energy Corp.*†	1,700	4
Harvest Natural Resources, Inc.*†	2,087	7
Houston American Energy Corp.	1,000	2
McMoRan Exploration Co.*†	3,806	17
Meridian Resource Corp.*	4,991	1
Northern Oil And Gas, Inc.*†	1,300	3
Oilsands Quest, Inc.*†	11,800	9
Panhandle Royalty Co., Class A	500	8
Parallel Petroleum Corp.*†	2,608	3
Parker Drilling Co.*	7,189	11

EQUITY PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Oil & Gas - 2.3% continued
Penn Virginia Corp.	2,700	$37
Petroleum Development Corp.*	959	12
Petroquest Energy, Inc.*†	2,800	9
Pioneer Drilling Co.*	3,200	12
PrimeEnergy Corp.*	52	2
Quest Resource Corp.*	1,800	—
RAM Energy Resources, Inc.*	2,300	1
Rex Energy Corp.*†	1,100	2
Rosetta Resources, Inc.*	3,298	17
Stone Energy Corp.*	1,966	8
Sulphco, Inc.*†	3,400	3
Swift Energy Co.*	1,991	14
Toreador Resources Corp.†	1,031	3
Tri-Valley Corp.*†	1,400	2
TXCO Resources, Inc.*†	2,200	3
Vaalco Energy, Inc.*	3,800	22
Venoco, Inc.*†	1,329	4
Warren Resources, Inc.*	3,761	2
Western Refining, Inc.	1,900	22

		882

Oil & Gas Services - 0.8%
Allis-Chalmers Energy, Inc.*	1,739	3
Basic Energy Services, Inc.*†	2,700	17
Bolt Technology Corp.*	500	3
Cal Dive International, Inc.*†	2,854	14
CARBO Ceramics, Inc.	1,341	47
Complete Production Services, Inc.*	3,100	9
Dawson Geophysical Co.*	500	6
Dril-Quip, Inc.*	2,023	43
Flotek Industries, Inc.*†	1,400	3
Geokinetics, Inc.*†	300	1
Gulf Island Fabrication, Inc.	796	7
Hornbeck Offshore Services, Inc.*	1,523	20
ION Geophysical Corp.*†	5,392	6
Lufkin Industries, Inc.	967	32
Matrix Service Co.*	1,700	12
Mitcham Industries, Inc.*	600	2
NATCO Group, Inc., Class A*	1,300	23
Natural Gas Services Group, Inc.*†	800	6
Newpark Resources, Inc.*	5,696	17
RPC, Inc.†	1,855	11
Superior Well Services, Inc.*	1,052	6
T-3 Energy Services, Inc.*	800	9
Trico Marine Services, Inc.*†	800	3
Union Drilling, Inc.*	880	3
Willbros Group, Inc.*	2,436	17

		320

Packaging & Containers - 0.4%
AEP Industries, Inc.*†	300	4
Bway Holding Co.*	500	3
Graphic Packaging Holding Co.*†	9,200	7
Rock-Tenn Co., Class A	2,491	69
Silgan Holdings, Inc.	1,648	81

		164

Pharmaceuticals - 3.2%
Acadia Pharmaceuticals, Inc.*†	2,100	2
Acura Pharmaceuticals, Inc.*†	500	3
Adolor Corp.*†	3,000	6
Akorn, Inc.*†	3,700	5
Alexza Pharmaceuticals, Inc.*	1,500	2
Alkermes, Inc.*†	6,143	62
Allos Therapeutics, Inc.*†	3,400	19
Amicus Therapeutics, Inc.*†	300	2
Ardea Biosciences, Inc.*†	900	11
Array Biopharma, Inc.*	3,100	10
Auxilium Pharmaceuticals, Inc.*†	2,679	74
Biodel, Inc.*†	700	3
BioForm Medical, Inc.*†	1,418	2
Cadence Pharmaceuticals, Inc.*†	1,344	9
Caraco Pharmaceutical Laboratories Ltd.*	697	3
Catalyst Health Solutions, Inc.*	2,155	45
China Sky One Medical, Inc.*†	500	6
CV Therapeutics, Inc.*	3,907	63
Cypress Bioscience, Inc.*	2,400	20
Cytori Therapeutics, Inc.*	1,300	4
Depomed, Inc.*	3,100	5
Durect Corp.*	5,266	10
Dyax Corp.*	3,700	7
Idenix Pharmaceuticals, Inc.*	1,600	6
I-Flow Corp.*	1,369	4
Inspire Pharmaceuticals, Inc.*†	2,700	9
Isis Pharmaceuticals, Inc.*†	5,861	75
Javelin Pharmaceuticals, Inc.*†	3,200	4
Jazz Pharmaceuticals, Inc.*†	500	—
KV Pharmaceutical Co., Class A*†	2,119	1
Mannatech, Inc.†	900	3
MannKind Corp.*†	3,337	7

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Pharmaceuticals - 3.2% continued
MAP Pharmaceuticals, Inc.*†	500	$1
Mead Johnson Nutrition Co., Class A*†	110	3
Medarex, Inc.*†	8,195	32
Medicis Pharmaceutical Corp., Class A†	3,674	41
Medivation, Inc.*†	1,630	27
MiddleBrook Pharmaceuticals, Inc.*†	2,300	4
Nabi Biopharmaceuticals*†	3,312	12
Nektar Therapeutics*	6,000	27
Neogen Corp.*	900	19
Neurocrine Biosciences, Inc.*	2,502	8
Noven Pharmaceuticals, Inc.*	1,562	13
Obagi Medical Products, Inc.*	1,200	6
Omega Protein Corp.*†	1,200	3
Onyx Pharmaceuticals, Inc.*	3,609	108
Opko Health, Inc.*	3,100	4
Optimer Pharmaceuticals, Inc.*†	1,600	17
Orexigen Therapeutics, Inc.*†	1,300	5
Osiris Therapeutics, Inc.*†	1,000	18
Pain Therapeutics, Inc.*†	2,201	10
Par Pharmaceutical Cos., Inc.*	2,200	29
Pharmasset, Inc.*	1,100	11
PharMerica Corp.*	1,935	32
Pozen, Inc.*	1,642	10
Progenics Pharmaceuticals, Inc.*†	1,686	11
Questcor Pharmaceuticals, Inc.*†	3,200	16
Rigel Pharmaceuticals, Inc.*	2,330	12
Salix Pharmaceuticals Ltd.*	3,047	23
Savient Pharmaceuticals, Inc.*†	3,448	15
Schiff Nutrition International, Inc.*	600	2
Sucampo Pharmaceuticals, Inc., Class A*	600	3
Synta Pharmaceuticals Corp.*†	1,100	2
Synutra International, Inc.*†	700	5
Targacept, Inc.*†	1,200	3
Theravance, Inc.*†	3,300	46
USANA Health Sciences, Inc.*†	472	9
Valeant Pharmaceuticals International*†	4,058	71
Viropharma, Inc.*	5,116	21
Vivus, Inc.*	4,387	18
Xenoport, Inc.*†	1,727	36

		1,215

Pipelines - 0.0%
Crosstex Energy, Inc.†	2,561	6

Real Estate - 0.2%
Avatar Holdings, Inc.*†	389	7
Consolidated-Tomoka Land Co. of Florida	335	8
Forestar Real Estate Group, Inc.*†	2,300	17
FX Real Estate and Entertainment, Inc.*†	440	—
Grubb & Ellis Co.†	2,300	1
Hilltop Holdings, Inc.*	2,905	32
Meruelo Maddux Properties, Inc.*	2,500	—
Stratus Properties, Inc.*†	400	2
Thomas Properties Group, Inc.†	1,500	2
United Capital Corp.*†	100	2

		71

Real Estate Investment Trusts - 5.3%
Acadia Realty Trust	2,084	21
Agree Realty Corp.	485	6
Alexander’s, Inc.	127	18
American Campus Communities, Inc.	2,765	47
American Capital Agency Corp.†	600	10
Anthracite Capital, Inc.†	3,667	3
Anworth Mortgage Asset Corp.	6,388	38
Arbor Realty Trust, Inc.†	900	—
Ashford Hospitality Trust, Inc.	5,900	6
Associated Estates Realty Corp.	900	5
BioMed Realty Trust, Inc.†	5,169	44
Capital Trust, Inc. of New York, Class A†	1,100	2
CapLease, Inc.	2,900	6
Capstead Mortgage Corp.	4,069	41
Care Investment Trust, Inc.	900	5
Cedar Shopping Centers, Inc.	2,500	12
Chimera Investment Corp.	8,685	26
Cogdell Spencer, Inc.†	800	5
Colonial Properties Trust†	3,000	11
Corporate Office Properties Trust SBI of Maryland	2,721	68
Cousins Properties, Inc.†	2,800	20
DCT Industrial Trust, Inc.	10,957	32
DiamondRock Hospitality Co.†	6,000	19
DuPont Fabros Technology, Inc.	727	4
EastGroup Properties, Inc.†	1,574	39
Education Realty Trust, Inc.†	1,790	7
Entertainment Properties Trust	2,129	32
Equity Lifestyle Properties, Inc.	1,336	45
Equity One, Inc.†	2,026	23
Extra Space Storage, Inc.	5,550	35
FelCor Lodging Trust, Inc.†	3,974	3
First Industrial Realty Trust, Inc.†	2,834	6

EQUITY PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Real Estate Investment Trusts - 5.3% continued
First Potomac Realty Trust	1,800	$13
Franklin Street Properties Corp.†	3,822	40
Getty Realty Corp.	1,076	18
Glimcher Realty Trust	2,478	3
Gramercy Capital Corp. of New York	2,619	2
Hatteras Financial Corp.	989	24
Healthcare Realty Trust, Inc.†	3,832	55
Hersha Hospitality Trust	2,952	5
Highwoods Properties, Inc.†	4,141	78
Home Properties, Inc.†	2,067	55
Inland Real Estate Corp.†	3,700	29
Investors Real Estate Trust	3,736	34
JER Investors Trust, Inc.†	287	1
Kite Realty Group Trust†	1,500	5
LaSalle Hotel Properties†	2,514	13
Lexington Realty Trust	5,037	16
LTC Properties, Inc.	1,456	25
Maguire Properties, Inc.*†	2,500	4
Medical Properties Trust, Inc.†	5,069	18
MFA Financial, Inc.	14,354	82
Mid-America Apartment Communities, Inc.†	1,819	47
Mission West Properties†	1,300	9
Monmouth Reit, Class A	1,300	7
National Health Investors, Inc.	1,434	34
National Retail Properties, Inc.	5,079	73
Newcastle Investment Corp.†	3,433	1
NorthStar Realty Finance Corp.†	3,536	7
OMEGA Healthcare Investors, Inc.†	5,347	70
One Liberty Properties, Inc.†	500	1
Parkway Properties, Inc. of Maryland	956	11
Pennsylvania Real Estate Investment Trust†	2,186	7
Post Properties, Inc.†	2,882	28
PS Business Parks, Inc.	1,001	34
RAIT Financial Trust†	3,932	3
Ramco-Gershenson Properties Trust	1,060	5
Realty Income Corp.†	6,482	114
Redwood Trust, Inc.	3,835	52
Resource Capital Corp.	1,300	2
Saul Centers, Inc.	607	16
Senior Housing Properties Trust	7,443	94
Sovran Self Storage, Inc.†	1,383	29
Strategic Hotels & Resorts, Inc.†	4,687	4
Sun Communities, Inc.	996	9
Sunstone Hotel Investors, Inc.†	3,074	7
Tanger Factory Outlet Centers, Inc.†	2,060	57
Universal Health Realty Income Trust	764	24
Urstadt Biddle Properties, Inc., Class A	1,317	16
U-Store-It Trust†	3,210	8
Washington Real Estate Investment Trust	3,325	57
Winthrop Realty Trust	720	5

		1,990

Retail - 5.2%
99 Cents Only Stores*†	3,069	25
Aeropostale, Inc.*	4,341	101
AFC Enterprises, Inc.*	1,600	7
America’s Car-Mart, Inc.*	600	7
Asbury Automotive Group, Inc.	2,012	6
Bebe Stores, Inc.	2,500	13
Big 5 Sporting Goods Corp.	1,391	7
BJ’s Restaurants, Inc.*†	1,106	14
Blockbuster, Inc., Class A*†	11,300	11
Bob Evans Farms, Inc.	2,004	37
Borders Group, Inc.*	3,900	2
Brown Shoe Co., Inc.	2,744	10
Buckle (The), Inc.†	1,510	36
Buffalo Wild Wings, Inc.*†	1,166	36
Build-A-Bear Workshop, Inc.*	1,100	4
Cabela’s, Inc.*†	2,500	21
Cache, Inc.*†	762	1
California Pizza Kitchen, Inc.*	1,341	14
Casey’s General Stores, Inc.	3,296	66
Cash America International, Inc.	1,891	27
Casual Male Retail Group, Inc.*	2,373	1
Cato (The) Corp., Class A	1,806	26
CEC Entertainment, Inc.*	1,330	31
Charlotte Russe Holding, Inc.*	1,310	7
Charming Shoppes, Inc.*	7,223	5
Cheesecake Factory (The), Inc.*	3,918	32
Chico’s FAS, Inc.*	11,402	52
Children’s Place Retail Stores (The), Inc.*	1,507	28
Christopher & Banks Corp.†	2,260	9
Citi Trends, Inc.*	900	11
CKE Restaurants, Inc.	3,344	23
Coldwater Creek, Inc.*	3,600	6
Collective Brands, Inc.*†	4,064	42
Conn’s, Inc.*†	600	7
Cracker Barrel Old Country Store, Inc.†	1,460	33
Denny’s Corp.*†	6,100	10

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Retail - 5.2% continued
Dillard’s, Inc., Class A†	3,700	$13
DineEquity, Inc.†	1,167	9
Domino’s Pizza, Inc.*†	2,561	17
Dress Barn, Inc.*	2,912	29
DSW, Inc., Class A*†	836	7
Einstein Noah Restaurant Group, Inc.*†	300	1
Ezcorp, Inc., Class A*	2,896	30
Finish Line (The), Inc., Class A†	2,786	12
First Cash Financial Services, Inc.*	1,300	18
Fred’s, Inc., Class A	2,588	24
Fuqi International, Inc.*†	600	2
Gaiam, Inc., Class A*	1,200	4
Genesco, Inc.*	1,254	18
Group 1 Automotive, Inc.†	1,487	16
Gymboree Corp.*	1,859	48
Haverty Furniture Cos., Inc.†	1,140	10
hhgregg, Inc.*	800	8
Hibbett Sports, Inc.*†	1,861	26
HOT Topic, Inc.*†	2,745	24
J Crew Group, Inc.*†	2,759	31
Jack in the Box, Inc.*	3,826	74
Jo-Ann Stores, Inc.*	1,623	19
Jos. A. Bank Clothiers, Inc.*†	1,183	27
Kenneth Cole Productions, Inc., Class A	571	4
Krispy Kreme Doughnuts, Inc.*†	3,600	5
Landry’s Restaurants, Inc.†	720	4
Luby’s, Inc.*	1,400	6
Lululemon Athletica, Inc.*†	1,239	7
Lumber Liquidators, Inc.*†	600	6
MarineMax, Inc.*†	1,019	1
Men’s Wearhouse, Inc.†	3,265	35
New York & Co., Inc.*	1,500	3
Nu Skin Enterprises, Inc., Class A	3,164	30
O’Charleys, Inc.	1,136	3
P.F. Chang’s China Bistro, Inc.*†	1,509	30
Pacific Sunwear of California, Inc.*	4,200	6
Pantry (The), Inc.*	1,409	22
Papa John’s International, Inc.*	1,379	31
PC Connection, Inc.*	600	2
PC Mall, Inc.*	700	2
Pep Boys - Manny, Moe & Jack	2,633	8
PetMed Express, Inc.*	1,500	21
Pier 1 Imports, Inc.*	5,700	1
Pricesmart, Inc.†	900	15
Red Robin Gourmet Burgers, Inc.*†	955	14
Regis Corp.	2,729	34
Retail Ventures, Inc.*	1,800	3
Rex Stores Corp.*†	500	3
Ruby Tuesday, Inc.*	3,304	4
Rush Enterprises, Inc., Class A*	2,150	18
Ruth’s Hospitality Group Inc.*†	1,300	1
Sally Beauty Holdings, Inc.*†	6,000	23
Shoe Carnival, Inc.*†	622	4
Sonic Automotive, Inc., Class A†	1,666	2
Sonic Corp.*†	3,821	34
Stage Stores, Inc.	2,469	18
Steak n Shake (The) Co.*†	1,820	11
Stein Mart, Inc.*†	1,545	2
Steinway Musical Instruments*	472	4
Susser Holdings Corp.*	500	5
Syms Corp.*	400	2
Systemax, Inc.	700	6
Talbots, Inc.†	1,600	4
Texas Roadhouse, Inc., Class A*†	3,100	25
Tractor Supply Co.*	2,166	68
Tuesday Morning Corp.*†	1,930	2
Tween Brands, Inc.*	1,565	2
Ulta Salon Cosmetics & Fragrance, Inc.*	1,358	8
Wendy’s/Arby’s Group, Inc., Class A	25,573	116
Wet Seal (The), Inc., Class A*	5,900	15
World Fuel Services Corp.†	1,810	52
Zale Corp.*†	1,980	2
Zumiez, Inc.*†	1,300	10

		1,969

Savings & Loans - 1.5%
Abington Bancorp, Inc.	1,540	11
Anchor BanCorp Wisconsin, Inc.	1,228	1
BankFinancial Corp.	1,300	11
Beneficial Mutual Bancorp, Inc.*	2,100	19
Berkshire Hills Bancorp, Inc.	734	15
Brookline Bancorp, Inc.	3,787	33
Brooklyn Federal Bancorp, Inc.	200	2
Clifton Savings Bancorp, Inc.	700	7
Danvers Bancorp, Inc.	1,200	15
Dime Community Bancshares	1,482	15
ESSA Bancorp, Inc.	1,000	12
First Financial Holdings, Inc.	757	4
First Financial Northwest, Inc.†	1,500	11

EQUITY PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Savings & Loans - 1.5% continued
First Niagara Financial Group, Inc.	7,702	$89
First Place Financial Corp. of Ohio	1,089	2
FirstFed Financial Corp.*†	875	—
Flagstar Bancorp, Inc.*†	3,373	3
Flushing Financial Corp.	1,390	9
Fox Chase Bancorp, Inc.*	400	3
Guaranty Financial Group, Inc.*†	5,700	2
Home Federal Bancorp, Inc. of Idaho	400	3
Investors Bancorp, Inc.*†	2,800	20
Kearny Financial Corp.	1,179	12
Meridian Interstate Bancorp, Inc.*	700	5
NASB Financial, Inc.†	199	3
NewAlliance Bancshares, Inc.	6,967	80
Northfield Bancorp, Inc.†	1,232	12
Northwest Bancorp, Inc.	1,094	17
OceanFirst Financial Corp.†	600	6
Oritani Financial Corp.*	800	9
Provident Financial Services, Inc.	3,827	36
Provident New York Bancorp	2,553	22
Rockville Financial, Inc.	617	6
Roma Financial Corp.	541	6
United Community Financial Corp. of Ohio	1,658	1
United Financial Bancorp, Inc.	1,100	14
ViewPoint Financial Group	662	9
Waterstone Financial, Inc.*†	409	1
Westfield Financial, Inc.	2,020	19
WSFS Financial Corp.	421	9

		554

Semiconductors - 2.9%
Actel Corp.*	1,609	15
Advanced Analogic Technologies, Inc.*	2,900	9
Amkor Technology, Inc.*	6,900	12
Anadigics, Inc.*	4,000	6
Applied Micro Circuits Corp.*	4,100	15
Asyst Technologies, Inc.*†	3,191	1
ATMI, Inc.*	2,047	27
AuthenTec, Inc.*	1,600	2
Axcelis Technologies, Inc.*†	6,553	2
Brooks Automation, Inc.*	4,102	18
Cabot Microelectronics Corp.*	1,481	30
Cavium Networks, Inc.*†	2,000	19
Ceva, Inc.*†	1,300	8
Cirrus Logic, Inc.*	4,108	15
Cohu, Inc.	1,505	13
Diodes, Inc.*	1,889	15
DSP Group, Inc.*	1,483	8
EMCORE Corp.*†	4,700	3
Emulex Corp.*†	5,400	28
Entegris, Inc.*†	7,248	4
Entropic Communications, Inc.*	500	—
Exar Corp.*	2,420	14
Formfactor, Inc.*	3,180	46
Hittite Microwave Corp.*	1,300	36
IXYS Corp.†	1,527	13
Kopin Corp.*†	4,400	7
Kulicke & Soffa Industries, Inc.*†	3,731	5
Lattice Semiconductor Corp.*	7,367	10
LTX-Credence Corp.*†	7,982	2
Macrovision Solutions Corp.*	5,368	84
Mattson Technology, Inc.*	3,221	2
Micrel, Inc.	3,215	21
Microsemi Corp.*	5,409	55
Microtune, Inc.*†	3,477	6
MIPS Technologies, Inc.*	2,800	6
MKS Instruments, Inc.*	3,184	40
Monolithic Power Systems, Inc.*	1,700	22
Netlogic Microsystems, Inc.*	1,122	27
Omnivision Technologies, Inc.*	3,286	22
Pericom Semiconductor Corp.*	1,441	8
Photronics, Inc.*	2,679	2
PLX Technology, Inc.*	1,800	4
PMC - Sierra, Inc.*	14,110	72
Power Integrations, Inc.†	1,773	33
Rubicon Technology, Inc.*†	800	3
Rudolph Technologies, Inc.*	1,952	5
Semitool, Inc.*	1,445	4
Semtech Corp.*	3,950	46
Sigma Designs, Inc.*†	1,724	24
Silicon Image, Inc.*	4,700	11
Sirf Technology Holdings, Inc.*	3,901	7
Skyworks Solutions, Inc.*	10,602	69
Spansion, Inc., Class A*	8,200	—
Standard Microsystems Corp.*	1,455	23
Supertex, Inc.*	737	15
Techwell, Inc.*	1,000	5
Tessera Technologies, Inc.*	3,144	34
TriQuint Semiconductor, Inc.*	9,199	21
Ultra Clean Holdings*†	1,300	2

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Semiconductors - 2.9% continued
Ultratech, Inc.*	1,467	$16
Veeco Instruments, Inc.*	1,990	8
Volterra Semiconductor Corp.*	1,600	13
Zoran Corp.*	3,257	17

		1,110

Software - 4.8%
Accelrys, Inc.*†	1,700	6
ACI Worldwide, Inc.*	2,254	40
Actuate Corp.*	3,800	14
Acxiom Corp.	3,900	32
Advent Software, Inc.*†	1,101	30
Allscripts Healthcare Solutions, Inc.†	9,454	82
American Reprographics Co.*	2,340	9
American Software, Inc., Class A	1,500	6
ArcSight, Inc.*	400	4
Ariba, Inc.*	5,461	48
Athenahealth, Inc.*†	1,301	33
Avid Technology, Inc.*†	1,900	19
Blackbaud, Inc.†	2,850	29
Blackboard, Inc.*†	2,000	55
Bottomline Technologies, Inc.*	1,400	8
Callidus Software, Inc.*†	1,900	4
China Information Security Technology, Inc.*†	1,500	4
CommVault Systems, Inc.*	2,750	30
Computer Programs & Systems, Inc.†	598	16
Concur Technologies, Inc.*†	2,805	59
CSG Systems International, Inc.*	2,280	31
Deltek, Inc.*	800	3
DemandTec, Inc.*	1,300	10
Digi International, Inc.*	1,700	12
DivX, Inc.*	1,777	8
Double-Take Software, Inc.*	1,100	8
Ebix, Inc.*†	378	8
Eclipsys Corp.*	3,553	28
Epicor Software Corp.*	3,805	11
EPIQ Systems, Inc.*†	2,315	39
Fair Isaac Corp.	3,100	34
FalconStor Software, Inc.*	2,415	6
Guidance Software, Inc.*	600	2
infoGROUP, Inc.*†	2,078	6
Informatica Corp.*	5,749	74
Innerworkings, Inc.*†	2,000	4
Interactive Intelligence, Inc.*†	900	8
JDA Software Group, Inc.*	1,619	16
Lawson Software, Inc.*	7,595	29
Mantech International Corp., Class A*	1,357	71
MedAssets, Inc.*	1,145	17
MicroStrategy, Inc., Class A*†	573	21
Monotype Imaging Holdings, Inc.*	958	2
MSC.Software Corp.*†	2,900	13
NetSuite, Inc.*†	419	4
Omnicell, Inc.*	2,000	14
Omniture, Inc.*†	4,039	46
OpenTV Corp., Class A*	5,600	7
OPNET Technologies, Inc.*	800	7
Parametric Technology Corp.*	7,487	61
Pegasystems, Inc.†	955	14
Phase Forward, Inc.*	2,800	39
Phoenix Technologies Ltd.*	1,800	4
Progress Software Corp.*	2,650	42
PROS Holdings, Inc.*	800	4
QAD, Inc.	875	2
Quality Systems, Inc.†	1,145	44
Quest Software, Inc.*	4,289	49
Renaissance Learning, Inc.†	618	4
RightNow Technologies, Inc.*	1,800	14
Schawk, Inc.	996	8
Seachange International, Inc.*	2,000	10
Smith Micro Software, Inc.*	2,000	9
Solera Holdings, Inc.*	3,564	74
SPSS, Inc.*	1,193	30
Sybase, Inc.*	5,146	140
Synchronoss Technologies, Inc.*	1,300	12
SYNNEX Corp.*†	1,100	16
Take-Two Interactive Software, Inc.	4,902	30
Taleo Corp., Class A*	1,660	15
THQ, Inc.*†	4,255	11
Trident Microsystems, Inc.*†	3,900	5
Tyler Technologies, Inc.*†	2,457	33
Ultimate Software Group, Inc.*†	1,600	21
Unica Corp.*†	900	4
VeriFone Holdings, Inc.*†	4,345	19
Wind River Systems, Inc.*	4,348	33

		1,814

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*†	2,254	22

EQUITY PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Telecommunications - 4.3%
3Com Corp.*	25,596	$57
Acme Packet, Inc.*	1,590	7
Adaptec, Inc.*	7,691	18
Adtran, Inc.	3,666	53
Advanced Radio Telecom Corp.(1) *	10,900	—
Airvana, Inc.*	1,515	8
Alaska Communications Systems Group, Inc.†	2,800	18
Anaren, Inc.*	897	10
Anixter International, Inc.*†	1,947	57
Applied Signal Technology, Inc.	800	15
Arris Group, Inc.*	7,874	48
Aruba Networks, Inc.*	3,400	9
Atheros Communications, Inc.*†	3,855	47
Atlantic Tele-Network, Inc.	600	13
Avanex Corp.*†	860	1
BigBand Networks, Inc.*	2,100	11
Black Box Corp.	1,103	22
Bookham, Inc.*	6,400	1
Cbeyond, Inc.*	1,500	22
Centennial Communications Corp.*	4,400	36
Cincinnati Bell, Inc.*	14,659	24
Comtech Telecommunications Corp.*	1,574	60
Consolidated Communications Holdings, Inc.	1,528	15
CPI International, Inc.*	600	4
EMS Technologies, Inc.*	1,000	20
Extreme Networks*	5,855	8
Fairpoint Communications, Inc.†	5,690	11
FiberTower Corp.*	7,700	1
Finisar Corp.*†	25,278	6
General Communication, Inc., Class A*	2,919	16
GeoEye, Inc.*†	1,200	27
Global Crossing Ltd.*†	1,658	12
Globalstar, Inc.*	2,620	1
Globecomm Systems, Inc.*	1,300	7
Harmonic, Inc.*	6,105	33
Harris Stratex Networks, Inc., Class A*	1,650	7
Hughes Communications, Inc.*†	435	5
Hypercom Corp.*	3,417	4
ICO Global Communications Holdings Ltd.*†	6,600	2
IDT Corp.*	1,167	1
Infinera Corp.*†	5,921	43
InterDigital, Inc.*†	2,951	87
Iowa Telecommunications Services, Inc.†	2,100	28
iPCS, Inc.*	1,100	9
IPG Photonics Corp.*†	1,206	10
Ixia*	2,759	14
Knology, Inc.*	1,800	7
Loral Space & Communications, Inc.*†	800	10
Mastec, Inc.*	2,719	26
MRV Communications, Inc.*	10,071	3
Netgear, Inc.*	2,300	25
Neutral Tandem, Inc.*	1,052	21
Nextwave Wireless, Inc.*†	3,100	—
Novatel Wireless, Inc.*	2,000	11
NTELOS Holdings Corp.	1,900	36
Oplink Communications, Inc.*	1,342	10
Opnext, Inc.*†	1,125	2
Orbcomm, Inc.*†	2,000	4
PAETEC Holding Corp.*†	7,921	12
Parkervision, Inc.*†	1,500	3
Plantronics, Inc.	3,200	28
Polycom, Inc.*†	5,682	76
Powerwave Technologies, Inc.*	8,406	3
Preformed Line Products Co.	200	6
Premiere Global Services, Inc.*	3,979	33
RCN Corp.*†	2,400	10
RF Micro Devices, Inc.*†	16,767	15
SAVVIS, Inc.*†	2,400	13
Shenandoah Telecommunications Co.	1,529	32
ShoreTel, Inc.*†	2,748	11
Sonus Networks, Inc.*	13,000	16
Starent Networks Corp.*†	1,919	30
Switch & Data Facilities Co., Inc.*†	1,361	8
Sycamore Networks, Inc.*†	12,172	31
Symmetricom, Inc.*†	2,929	10
Syniverse Holdings, Inc.*	3,341	51
Tekelec*	4,177	51
TerreStar Corp.*	3,700	2
tw telecom, Inc.*†	9,457	76
USA Mobility, Inc.*	1,462	13
UTStarcom, Inc.*†	7,100	7
Viasat, Inc.*	1,591	29
Virgin Mobile USA, Inc., Class A*†	1,911	2
Vonage Holdings Corp.*†	3,400	1

		1,632

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.8% continued
Textiles - 0.1%
G&K Services, Inc., Class A	1,288	$23
Unifirst Corp. of Massachusetts	909	22

		45

Toys Games & Hobbies - 0.3%
Jakks Pacific, Inc.*	1,778	23
Leapfrog Enterprises, Inc.*†	2,100	3
Marvel Entertainment, Inc.*	3,177	82
RC2 Corp.*	1,106	5

		113

Transportation - 1.8%
American Commercial Lines, Inc.*	2,288	8
Arkansas Best Corp.†	1,481	26
Atlas Air Worldwide Holdings, Inc.*	815	12
Bristow Group, Inc.*†	1,586	32
CAI International, Inc.*†	500	1
Celadon Group, Inc.*	1,400	8
DHT Maritime, Inc.	2,500	13
Dynamex, Inc.*	566	6
Eagle Bulk Shipping, Inc.†	2,964	11
Forward Air Corp.	1,886	31
Genco Shipping & Trading Ltd.†	1,590	19
General Maritime Corp.†	3,078	28
Genesee & Wyoming, Inc., Class A*	1,998	42
Golar LNG Ltd.†	2,200	10
Gulfmark Offshore, Inc.*	1,440	30
Heartland Express, Inc.†	3,657	45
Horizon Lines, Inc., Class A†	1,954	7
HUB Group, Inc., Class A*	2,400	43
International Shipholding Corp.	400	7
Knight Transportation, Inc.†	3,741	48
Knightsbridge Tankers Ltd.†	1,100	14
Marten Transport Ltd.*	950	16
Nordic American Tanker Shipping†	2,410	62
Old Dominion Freight Line, Inc.*†	1,805	39
Pacer International, Inc.	2,246	7
Patriot Transportation Holding, Inc.*†	100	6
PHI, Inc.*	900	8
Saia, Inc.*	873	8
Ship Finance International Ltd.†	2,700	23
TBS International Ltd., Class A*†	700	5
Teekay Tankers Ltd., Class A†	893	10
Ultrapetrol Bahamas Ltd.*	1,600	3
Universal Truckload Services, Inc.†	400	5
Werner Enterprises, Inc.†	2,758	38
YRC Worldwide, Inc.*†	3,700	8

		679

Trucking & Leasing - 0.1%
Aircastle Ltd.†	3,000	10
AMERCO, Inc.*	600	17
Greenbrier Cos., Inc.	1,024	4
TAL International Group, Inc.	887	7
Textainer Group Holdings Ltd.	600	3

		41

Water - 0.5%
American States Water Co.	1,086	36
California Water Service Group	1,295	51
Connecticut Water Service, Inc.	600	12
Consolidated Water Co., Inc.†	900	8
Middlesex Water Co.†	800	11
Pico Holdings, Inc.*	1,066	23
SJW Corp.†	858	20
Southwest Water Co.†	1,618	8

		169

Total Common Stocks (Cost $71,824)		37,447

PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
MEDIQ, Inc., Series A (1) *	135	—

Total Preferred Stocks (Cost $ — )		—

INVESTMENT COMPANIES - 33.6%
Kayne Anderson Energy Development Co.	600	5
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	12,733,680	12,734

Total Investment Companies (Cost $12,747)		12,739

OTHER - 0.0%
Escrow DLB Oil & Gas (1) *	400	—
Escrow Position PetroCorp.(1) *	420	—

Total Other (Cost $ — )		—

EQUITY PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
CSF Holdings, Inc.*	2,000	$—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
American Satellite Network (1) *	350	$—
Lantronix, Inc.(1) *	152	—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.9%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$185	$185
U.S. Treasury Bill,
0.07%, 5/14/09(4)	140	140

Total Short-Term Investments (Cost $325)		325

Total Investments - 133.3% (Cost $84,896)		50,511

Liabilities less Other Assets - (33.3)%		(12,615)

NET ASSETS - 100.0%		$37,896

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 28, 2009, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
E-Mini Russell 2000	11	427	Long	3/09	$(56)

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$84,896

Gross tax appreciation of investments	$867
Gross tax depreciation of investments	(35,252)

Net tax depreciation of investments	$(34,385)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$50,186	$(56)

Level 2	325	—

Level 3	—	—

Total	$50,511	$(56)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4%
Aerospace/Defense - 2.9%
Elbit Systems Ltd.	320	$14
Goodrich Corp.	434	14
L-3 Communications Holdings, Inc.	235	16

		44

Banks - 2.1%
Credicorp Ltd.	492	18
State Street Corp.	525	13

		31

Beverages - 1.3%
Hansen Natural Corp.*†	575	19

Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc.*	330	11
Genzyme Corp.*	345	21
Myriad Genetics, Inc.*†	224	18
OSI Pharmaceuticals, Inc.*†	390	13

		63

Chemicals - 1.7%
Airgas, Inc.	382	12
FMC Corp.	336	13

		25

Coal - 0.9%
Alpha Natural Resources, Inc.*†	705	13

Commercial Services - 9.6%
Aaron Rents, Inc.†	687	17
Apollo Group, Inc., Class A*	162	12
FTI Consulting, Inc.*	450	16
ITT Educational Services, Inc.*	132	15
Monster Worldwide, Inc.*†	1,095	7
Net 1 UEPS Technologies, Inc.*†	835	12
SAIC, Inc.*	953	18
Watson Wyatt Worldwide, Inc., Class A†	463	23
Western Union (The) Co.	2,179	24

		144

Computers - 2.5%
Micros Systems, Inc.*	1,293	21
NetApp, Inc.*	1,260	17

		38

Distribution/Wholesale - 1.8%
LKQ Corp.*†	2,044	28

Diversified Financial Services - 1.0%
Lazard Ltd., Class A	633	16

Electrical Components & Equipment - 1.0%
Ametek, Inc.	577	15

Electronics - 5.0%
Amphenol Corp., Class A	540	13
Cogent, Inc.*	1,998	21
Flir Systems, Inc.*	970	20
Thermo Fisher Scientific, Inc.*	551	20

		74

Energy - Alternate Sources - 1.0%
Covanta Holding Corp.*†	940	14

Engineering & Construction - 1.7%
Fluor Corp.	268	9
Shaw Group (The), Inc.*	700	16

		25

Environmental Control - 1.2%
Clean Harbors, Inc.*	364	18

Food - 0.9%
Kroger Co.	663	14

Healthcare - Products - 3.2%
Bard (C.R.), Inc.	193	16
Gen-Probe, Inc.*	450	18
Haemonetics Corp. of Massachusetts*	269	14

		48

Healthcare - Services - 1.7%
AMERIGROUP Corp.*†	480	12
Quest Diagnostics, Inc.	312	14

		26

Home Builders - 0.8%
Pulte Homes, Inc.†	1,371	13

Household Products/Wares - 1.3%
Scotts Miracle-Gro (The) Co., Class A†	676	19

Insurance - 1.4%
Axis Capital Holdings Ltd.	971	22

Internet - 2.6%
McAfee, Inc.*	706	20
Priceline.com, Inc.*†	219	18

		38

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
Leisure Time - 0.9%
WMS Industries, Inc.*†	773	$14

Lodging - 1.2%
Choice Hotels International, Inc.†	714	18

Machinery - Diversified - 2.7%
Flowserve Corp.	404	20
Roper Industries, Inc.	479	20

		40

Media - 1.3%
Liberty Global, Inc., Class A*	1,608	20

Oil & Gas - 2.3%
Encore Acquisition Co.*	800	16
Noble Energy, Inc.	397	18

		34

Oil & Gas Services - 3.5%
Cameron International Corp.*	934	18
Core Laboratories N.V.†	205	15
National-Oilwell Varco, Inc.*	702	19

		52

Packaging & Containers - 1.4%
Rock-Tenn Co., Class A†	761	21

Pharmaceuticals - 3.1%
AmerisourceBergen Corp.	410	13
Cephalon, Inc.*†	251	16
Express Scripts, Inc.*	351	18

		47

Retail - 10.0%
Advance Auto Parts, Inc.	591	23
Aeropostale, Inc.*	700	16
Burger King Holdings, Inc.	996	21
Copart, Inc.*	582	16
Dollar Tree Stores, Inc.*	529	21
Guess?, Inc.†	1,184	19
Ross Stores, Inc.	617	18
World Fuel Services Corp.†	555	16

		150

Savings & Loans - 1.1%
People’s United Financial, Inc.	924	16

Semiconductors - 5.8%
Altera Corp.	741	11
Broadcom Corp., Class A*	1,174	19
Skyworks Solutions, Inc.*	2,375	16
Varian Semiconductor Equipment Associates, Inc.*†	971	18
Xilinx, Inc.	1,319	23

		87

Software - 3.8%
Quality Systems, Inc.†	634	24
Red Hat, Inc.*	1,285	18
Sybase, Inc.*	540	15

		57

Telecommunications - 3.3%
Juniper Networks, Inc.*	649	9
Millicom International Celluiar S.A.†	549	22
NII Holdings, Inc.*	1,397	18

		49

Transportation - 1.2%
Hunt (J.B.) Transport Services, Inc.†	875	18

Total Common Stocks (Cost $1,443)		1,370

INVESTMENT COMPANIES - 25.8%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	386,862	387

Total Investment Companies (Cost $387)		387

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.7%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$115	$115

Total Short-Term Investments (Cost $115)		115

Total Investments - 124.9% (Cost $1,945)		1,872

Liabilities less Other Assets - (24.9)%		(373)

NET ASSETS - 100.0%		$1,499

(1)	Investment relates to cash collateral received from portfolio securities loaned.
(2)	Investment in affiliated portfolio.
*	Non-Income Producing Security

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,945

Gross tax appreciation of investments	$47
Gross tax depreciation of investments	(120)

Net tax depreciation of investments	$(73)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Mid Cap Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$1,757	$—

Level 2	115	—

Level 3	—	—

Total	$1,872	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.7%
Aerospace/Defense - 4.6%
Goodrich Corp.	19,700	$653
Lockheed Martin Corp.	11,000	694
Raytheon Co.	15,400	616

		1,963

Agriculture - 2.4%
Philip Morris International, Inc.	30,600	1,024

Auto Manufacturers - 1.0%
Navistar International Corp.*†	15,600	440

Biotechnology - 6.2%
Amgen, Inc.*	11,900	582
Gilead Sciences, Inc.*	33,225	1,489
Millipore Corp.*†	6,200	341
Myriad Genetics, Inc.*†	3,200	252

		2,664

Chemicals - 3.9%
FMC Corp.	15,275	618
Mosaic (The) Co.	17,100	736
Sherwin-Williams (The) Co.†	6,900	317

		1,671

Commercial Services - 2.4%
Brink’s (The) Co.	12,300	293
McKesson Corp.	17,500	718

		1,011

Computers - 12.1%
Apple, Inc.*	10,210	912
EMC Corp. of Massachusetts*	98,700	1,036
Hewlett-Packard Co.	26,805	778
IBM Corp.	16,395	1,509
NetApp, Inc.*	55,000	739
Western Digital Corp.*	15,700	215

		5,189

Electric - 0.7%
Public Service Enterprise Group, Inc.	11,500	314

Electronics - 0.7%
Avnet, Inc.*	16,800	290

Engineering & Construction - 0.6%
Fluor Corp.	7,225	240

Food - 2.7%
Kroger Co.	16,865	349
Sysco Corp.	36,900	793

		1,142

Gas - 0.8%
Centerpoint Energy, Inc.	34,400	355

Healthcare - Products - 2.1%
Baxter International, Inc.	12,090	616
Gen-Probe, Inc.*	7,600	308

		924

Healthcare - Services - 2.8%
Community Health Systems, Inc.*†	18,000	294
UnitedHealth Group, Inc.	26,700	525
WellPoint, Inc.*	11,700	397

		1,216

Household Products/Wares - 1.9%
Clorox Co.	8,200	399
Kimberly-Clark Corp.	9,200	433

		832

Insurance - 0.7%
AON Corp.	8,200	314

Internet - 4.8%
Amazon.com, Inc.*	7,800	505
Google, Inc., Class A*	4,650	1,572

		2,077

Media - 2.1%
DIRECTV Group (The), Inc.*†	45,000	897

Mining - 2.9%
Goldcorp, Inc.	23,100	668
Kinross Gold Corp.†	35,500	560

		1,228

Oil & Gas - 10.0%
Anadarko Petroleum Corp.	16,500	577
Exxon Mobil Corp.	21,400	1,453
Noble Energy, Inc.	13,200	601
Occidental Petroleum Corp.	18,030	935
Transocean Ltd.*	6,700	401
Valero Energy Corp.	16,100	312

		4,279

Pharmaceuticals - 6.6%
Abbott Laboratories	29,615	1,402
Cephalon, Inc.*†	12,700	833

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.7% continued
Pharmaceuticals - 6.6% continued
Express Scripts, Inc.*	12,000	$604

		2,839

Retail - 5.8%
Dollar Tree Stores, Inc.*	10,200	396
Gap (The), Inc.	30,400	328
McDonald’s Corp.	8,640	451
Wal-Mart Stores, Inc.	26,560	1,308

		2,483

Semiconductors - 4.3%
Altera Corp.	38,200	586
Broadcom Corp., Class A*†	48,900	804
Intel Corp.	37,220	474

		1,864

Software - 8.2%
CA, Inc.	53,100	900
Check Point Software Technologies*	45,900	1,009
Microsoft Corp.	60,370	975
Oracle Corp.*	39,730	617

		3,501

Telecommunications - 3.4%
China Mobile Ltd. ADR	4,700	204
Cisco Systems, Inc.*	59,195	862
Juniper Networks, Inc.*	15,200	216
NII Holdings, Inc.*	13,600	174

		1,456

Total Common Stocks (Cost $48,189)		40,213

INVESTMENT COMPANIES - 10.1%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	4,347,567	4,348

Total Investment Companies (Cost $4,348)		4,348

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 8.6%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$3,667	$3,667

Total Short-Term Investments (Cost $3,667)		3,667

Total Investments - 112.4% (Cost $56,204)		48,228

Liabilities less Other Assets - (12.4)%		(5,326)

NET ASSETS - 100.0%		$42,902

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$56,204

Gross tax appreciation of investments	$340
Gross tax depreciation of investments	(8,316)

Net tax depreciation of investments	$(7,976)

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Focused Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$44,561	$—

Level 2	3,667	—

Level 3	—	—

Total	$48,228	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%
Aerospace/Defense - 4.0%
L-3 Communications Holdings, Inc.	5,781	$391
Lockheed Martin Corp.	5,692	359
Northrop Grumman Corp.	9,355	350
Raytheon Co.	10,491	419

		1,519

Apparel - 0.5%
NIKE, Inc., Class B	4,638	193

Banks - 7.7%
Citigroup, Inc.†	36,947	56
Cullen/Frost Bankers, Inc.	4,245	183
Goldman Sachs Group (The), Inc.	7,766	707
JPMorgan Chase & Co.	32,620	745
Morgan Stanley	23,193	453
State Street Corp.	16,673	421
Wells Fargo & Co.	31,768	385

		2,950

Beverages - 1.1%
Dr Pepper Snapple Group, Inc.*	12,340	174
Pepsi Bottling Group, Inc.	14,236	263

		437

Biotechnology - 2.5%
Amgen, Inc.*	13,460	658
Genentech, Inc.*	3,235	277

		935

Chemicals - 0.6%
Air Products & Chemicals, Inc.	5,273	244

Computers - 5.8%
Dell, Inc.*	13,030	111
Hewlett-Packard Co.	23,146	672
IBM Corp.	15,699	1,445

		2,228

Cosmetics/Personal Care - 3.4%
Colgate-Palmolive Co.	3,171	191
Procter & Gamble Co.	22,955	1,106

		1,297

Diversified Financial Services - 0.8%
Lazard Ltd., Class A	12,476	303

Electric - 3.0%
Entergy Corp.	4,535	306
FPL Group, Inc.	8,054	365
NRG Energy, Inc.*†	24,576	464

		1,135

Environmental Control - 1.0%
Waste Management, Inc.	14,774	399

Food - 3.8%
General Mills, Inc.	14,374	754
Kroger Co.	33,769	698

		1,452

Healthcare - Products - 4.5%
Covidien Ltd.	19,932	631
Johnson & Johnson	21,701	1,085

		1,716

Healthcare - Services - 1.6%
CIGNA Corp.	15,389	243
Quest Diagnostics, Inc.	7,046	323
Tenet Healthcare Corp.*†	49,041	54

		620

Home Builders - 1.0%
Pulte Homes, Inc.†	40,202	369

Insurance - 3.9%
ACE Ltd.	16,623	607
Conseco, Inc.*†	163,163	197
Metlife, Inc.	19,513	360
Unum Group	33,160	338

		1,502

Internet - 0.5%
eBay, Inc.*	15,975	174

Iron/Steel - 0.4%
Nucor Corp.	4,795	161

IT Services - 1.2%
Accenture Ltd., Class A	10,453	305
Micros Systems, Inc.*†	9,314	150

		455

Machinery - Construction & Mining - 0.4%
Joy Global, Inc.	9,291	162

Machinery - Diversified - 0.7%
Cummins, Inc.	13,539	282

Media - 1.8%
Disney (The Walt) Co.	18,471	310

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Media - 1.8% continued
Time Warner, Inc.	48,503	$370

		680

Mining - 1.6%
Cia Vale do Rio Doce ADR	26,727	345
Southern Copper Corp.†	19,400	266

		611

Miscellaneous Manufacturing - 2.1%
Dover Corp.	8,862	221
General Electric Co.	39,122	333
Parker Hannifin Corp.	6,925	231

		785

Oil & Gas - 13.7%
Chevron Corp.	20,029	1,216
ENSCO International, Inc.	12,983	319
Exxon Mobil Corp.	24,196	1,643
Noble Corp.†	18,379	452
Occidental Petroleum Corp.	12,255	636
Petroleo Brasileiro S.A. ADR	13,430	372
Talisman Energy, Inc.†	31,576	295
Valero Energy Corp.	16,903	328

		5,261

Pharmaceuticals - 5.9%
Cephalon, Inc.*†	4,449	292
Forest Laboratories, Inc.*	18,873	404
Lilly (Eli) & Co.	16,889	496
Pfizer, Inc.	43,197	532
Teva Pharmaceutical Industries Ltd. ADR	12,016	536

		2,260

Retail - 10.9%
Aeropostale, Inc.*	19,124	444
Best Buy Co., Inc.†	12,240	353
GameStop Corp., Class A*	7,399	199
Gap (The), Inc.	42,009	453
McDonald’s Corp.	14,531	759
TJX Cos., Inc.	22,617	504
Wal-Mart Stores, Inc.	29,854	1,470

		4,182

Semiconductors - 3.1%
Intel Corp.	58,479	745
National Semiconductor Corp.	22,882	249
Texas Instruments, Inc.	13,987	201

		1,195

Software - 5.8%
BMC Software, Inc.*	16,275	482
CA, Inc.	29,262	496
Microsoft Corp.	57,401	927
Oracle Corp.*	21,120	328

		2,233

Telecommunications - 5.6%
AT&T, Inc.	21,914	521
Cisco Systems, Inc.*	29,193	425
Nokia OYJ ADR	28,637	268
Qwest Communications International, Inc.†	97,284	330
Verizon Communications, Inc.	21,362	609

		2,153

Total Common Stocks (Cost $55,257)		37,893

INVESTMENT COMPANIES - 8.6%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	3,298,389	3,298

Total Investment Companies (Cost $3,298)		3,298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.7%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$263	$263

Total Short-Term Investments (Cost $263)		263

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF CONTRACTS	VALUE (000S)
OPTIONS - 0.0%
Lehman Brothers Holdings, Inc./ January 16, 2010/20.00 *	75	$—
Lehman Brothers Holdings, Inc./ January 16, 2010/22.50 *	118	—

Total Options (Premium Paid $92)		—

Total Investments - 108.2% (Cost $58,910)		41,454

Liabilities less Other Assets - (8.2)%		(3,156)

NET ASSETS - 100.0%		$38,298

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows:(Amounts in thousands)

Federal tax cost of investments	$58,910

Gross tax appreciation of investments	$126
Gross tax depreciation of investments	(17,580)

Net tax depreciation of investments	$(17,456)

At February 28, 2009, the Diversified Growth Portfolio had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	VALUE (000S)
Aeropostale, Inc./ March 21, 2009/25.00	(24)	$(2)
Best Buy Co., Inc./ March 21, 2009/32.50	(14)	(1)
Exxon Mobil Corp./ April 18, 2009/80.00	(6)	—
Quest Diagnostic, Inc./ March 21,2009/55.00	(9)	—

Total Written Option Contracts (Cost $4)		$(3)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Diversified Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$41,191	$(3)

Level 2	263	—

Level 3	—	—

Total	$41,454	$(3)

*	Other financial instruments include futures, options and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%
Advertising - 0.1%
Interpublic Group of Cos. (The), Inc.*†	26,012	$99
Omnicom Group, Inc.	16,498	397

		496

Aerospace/Defense - 2.2%
Boeing Co.	37,663	1,184
General Dynamics Corp.	20,098	881
Goodrich Corp.	6,326	210
L-3 Communications Holdings, Inc.	6,300	426
Lockheed Martin Corp.	16,984	1,072
Northrop Grumman Corp.	16,806	628
Raytheon Co.	21,204	847
Rockwell Collins, Inc.†	8,282	258
United Technologies Corp.	48,928	1,998

		7,504

Agriculture - 2.0%
Altria Group, Inc.	105,956	1,636
Archer-Daniels-Midland Co.	33,006	880
Lorillard, Inc.	8,825	516
Philip Morris International, Inc.	104,056	3,483
Reynolds American, Inc.	8,826	296

		6,811

Airlines - 0.1%
Southwest Airlines Co.	37,430	220

Apparel - 0.4%
Coach, Inc.*	17,200	241
Jones Apparel Group, Inc.†	5,340	14
NIKE, Inc., Class B	20,168	838
Polo Ralph Lauren Corp.†	3,000	103
VF Corp.	4,436	230

		1,426

Auto Manufacturers - 0.2%
Ford Motor Co.*†	115,522	231
General Motors Corp.†	30,533	69
PACCAR, Inc.†	18,644	467

		767

Auto Parts & Equipment - 0.1%
Goodyear Tire & Rubber (The) Co.*	11,512	51
Johnson Controls, Inc.†	30,534	348

		399

Banks - 5.3%
Bank of America Corp.	328,790	1,299
Bank of New York Mellon (The) Corp.	58,961	1,307
BB&T Corp.†	28,200	455
Capital One Financial Corp.	19,319	233
Citigroup, Inc.†	280,282	420
Comerica, Inc.	7,859	118
Fifth Third Bancorp†	30,956	65
First Horizon National Corp.†	7,316	67
First Horizon National Corp. - Fractional Shares*	144,445	—
Goldman Sachs Group (The), Inc.†	22,753	2,072
Huntington Bancshares, Inc.†	20,709	30
JPMorgan Chase & Co.	191,982	4,387
KeyCorp†	25,007	175
M&T Bank Corp.†	3,900	143
Marshall & Ilsley Corp.†	13,254	61
Morgan Stanley	54,630	1,067
Northern Trust Corp.(1)	11,500	639
PNC Financial Services Group, Inc.	22,441	614
Regions Financial Corp.†	37,450	128
State Street Corp.†	22,721	574
SunTrust Banks, Inc.	18,056	217
U.S. Bancorp	90,202	1,291
Wells Fargo & Co.	216,987	2,626
Zions Bancorporation†	5,790	54

		18,042

Beverages - 2.7%
Brown-Forman Corp., Class B	4,937	212
Coca-Cola (The) Co.	102,313	4,180
Coca-Cola Enterprises, Inc.	14,813	170
Constellation Brands, Inc., Class A*†	11,000	144
Dr Pepper Snapple Group, Inc.*	13,200	185
Molson Coors Brewing Co., Class B†	7,492	264
Pepsi Bottling Group, Inc.	6,971	129
PepsiCo, Inc.	79,829	3,843

		9,127

Biotechnology - 2.3%
Amgen, Inc.*	54,527	2,668
Biogen Idec, Inc.*	15,183	699
Celgene Corp.*	23,500	1,051
Genzyme Corp.*	13,857	844
Gilead Sciences, Inc.*	47,296	2,119
Life Technologies Corp.*	8,731	255

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Biotechnology - 2.3% continued
Millipore Corp.*†	2,878	$158

		7,794

Building Materials - 0.0%
Masco Corp.†	18,788	97

Chemicals - 1.9%
Air Products & Chemicals, Inc.	10,864	502
CF Industries Holdings, Inc.	2,900	187
Dow Chemical (The) Co.	47,971	344
du Pont (E.I.) de Nemours & Co.	46,451	871
Eastman Chemical Co.	4,090	84
Ecolab, Inc.	9,008	286
International Flavors & Fragrances, Inc.	4,384	115
Monsanto Co.	28,152	2,147
PPG Industries, Inc.	8,334	259
Praxair, Inc.	15,832	899
Rohm & Haas Co.	6,484	338
Sherwin-Williams (The) Co.†	5,095	234
Sigma-Aldrich Corp.	6,886	246

		6,512

Coal - 0.2%
Consol Energy, Inc.	9,400	256
Massey Energy Co.	4,300	50
Peabody Energy Corp.	14,000	331

		637

Commercial Services - 1.3%
Apollo Group, Inc., Class A*	5,501	399
Automatic Data Processing, Inc.	25,959	887
Convergys Corp.*	6,346	41
Donnelley (R.R.) & Sons Co.†	11,461	89
Equifax, Inc.	6,655	143
H&R Block, Inc.	16,738	320
Iron Mountain, Inc.*†	9,400	175
Mastercard, Inc., Class A†	3,800	601
McKesson Corp.	14,248	584
Monster Worldwide, Inc.*†	7,187	47
Moody’s Corp.	9,962	179
Paychex, Inc.	16,516	364
Robert Half International, Inc.†	8,147	125
Total System Services, Inc.	8,986	113
Western Union (The) Co.	38,161	426

		4,493

Computers - 5.1%
Affiliated Computer Services, Inc., Class A*	5,000	233
Apple, Inc.*	45,712	4,082
Cognizant Technology Solutions Corp., Class A*	15,600	287
Computer Sciences Corp.*	8,110	282
Dell, Inc.*	88,843	758
EMC Corp. of Massachusetts*	104,945	1,102
Hewlett-Packard Co.	125,939	3,656
IBM Corp.	69,084	6,358
Lexmark International, Inc., Class A*†	4,507	77
NetApp, Inc.*	17,075	229
SanDisk Corp.*	12,100	108
Sun Microsystems, Inc.*†	37,981	178
Teradata Corp.*†	10,192	158

		17,508

Cosmetics/Personal Care - 2.8%
Avon Products, Inc.	21,990	387
Colgate-Palmolive Co.	26,124	1,572
Estee Lauder Cos. (The), Inc., Class A†	5,900	134
Procter & Gamble Co.	153,508	7,394

		9,487

Distribution/Wholesale - 0.2%
Fastenal Co.†	6,700	202
Genuine Parts Co.	8,243	232
Grainger (W.W.), Inc.†	3,529	233

		667

Diversified Financial Services - 1.2%
American Express Co.	59,664	720
Ameriprise Financial, Inc.	11,992	191
Charles Schwab (The) Corp.	48,132	612
CIT Group, Inc.†	16,300	40
CME Group, Inc.	3,476	634
Discover Financial Services†	24,665	141
E*TRADE Financial Corp.*†	26,500	21
Federated Investors, Inc., Class B†	4,412	83
Franklin Resources, Inc.	8,021	367
IntercontinentalExchange, Inc.*	3,800	216
Invesco Ltd.	20,100	230
Janus Capital Group, Inc.†	8,607	38
Legg Mason, Inc.	7,501	96
Nasdaq Stock Market (The), Inc.*†	7,100	148
NYSE Euronext	13,600	230
Price (T. Rowe) Group, Inc.†	13,372	304

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Diversified Financial Services - 1.2% continued
SLM Corp.*	25,184	$116

		4,187

Electric - 3.9%
AES Corp.*	34,638	218
Allegheny Energy, Inc.	8,685	205
Ameren Corp.†	11,323	269
American Electric Power Co., Inc.	20,717	581
CMS Energy Corp.†	12,683	140
Consolidated Edison, Inc.†	13,921	504
Constellation Energy Group, Inc.	9,221	182
Dominion Resources, Inc.	29,724	897
DTE Energy Co.	8,379	224
Duke Energy Corp.	65,182	878
Dynegy, Inc., Class A*†	22,305	29
Edison International	16,834	458
Entergy Corp.	9,956	671
Exelon Corp.	33,890	1,600
FirstEnergy Corp.	15,695	668
FPL Group, Inc.	21,012	953
Integrys Energy Group, Inc.†	3,900	94
Pepco Holdings, Inc.	10,900	164
PG&E Corp.	18,396	703
Pinnacle West Capital Corp.	5,091	134
PPL Corp.†	19,250	537
Progress Energy, Inc.	14,600	517
Public Service Enterprise Group, Inc.	26,178	715
SCANA Corp.†	6,200	187
Southern Co.†	39,799	1,206
TECO Energy, Inc.	11,616	112
Wisconsin Energy Corp.†	6,000	239
Xcel Energy, Inc.	23,185	411

		13,496

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	39,494	1,056
Molex, Inc.†	8,335	95

		1,151

Electronics - 0.6%
Agilent Technologies, Inc.*	18,526	257
Amphenol Corp., Class A	9,200	234
Flir Systems, Inc.*†	7,300	149
Jabil Circuit, Inc.†	12,300	51
PerkinElmer, Inc.†	6,100	79
Thermo Fisher Scientific, Inc.*	21,911	794
Tyco Electronics Ltd.	24,670	234
Waters Corp.*	5,178	182

		1,980

Engineering & Construction - 0.2%
Fluor Corp.	9,382	312
Jacobs Engineering Group, Inc.*	6,500	219

		531

Entertainment - 0.0%
International Game Technology	16,697	147

Environmental Control - 0.4%
Republic Services, Inc.	16,900	336
Stericycle, Inc.*†	4,400	211
Waste Management, Inc.	25,242	682

		1,229

Food - 2.3%
Campbell Soup Co.	11,162	299
ConAgra Foods, Inc.	23,387	353
Dean Foods Co.*†	7,900	161
General Mills, Inc.	17,241	905
Heinz (H.J.) Co.	16,269	531
Hershey (The) Co.†	8,422	284
JM Smucker (The) Co.	6,501	241
Kellogg Co.	13,068	509
Kraft Foods, Inc., Class A	75,514	1,720
Kroger Co.†	34,258	708
McCormick & Co., Inc.	7,200	226
Safeway, Inc.	22,542	417
Sara Lee Corp.†	36,031	278
SUPERVALU, Inc.	10,941	171
Sysco Corp.	30,980	666
Tyson Foods, Inc., Class A†	14,200	120
Whole Foods Market, Inc.†	8,100	98

		7,687

Forest Products & Paper - 0.2%
International Paper Co.†	21,747	124
MeadWestvaco Corp.†	8,929	83
Plum Creek Timber Co., Inc.†	8,589	225
Weyerhaeuser Co.	10,869	263

		695

Gas - 0.3%
Centerpoint Energy, Inc.	18,057	186
NICOR, Inc.	2,252	71

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Gas - 0.3% continued
NiSource, Inc.	15,435	$135
Sempra Energy	12,872	535

		927

Hand/Machine Tools - 0.1%
Black & Decker Corp.	3,150	75
Snap-On, Inc.	3,023	71
Stanley Works (The)	4,068	109

		255

Healthcare - Products - 4.5%
Bard (C.R.), Inc.	5,080	408
Baxter International, Inc.	31,835	1,621
Becton, Dickinson & Co.	12,597	780
Boston Scientific Corp.*	74,928	526
Covidien Ltd.	25,870	819
Dentsply International, Inc.†	7,700	178
Hospira, Inc.*	8,788	204
Intuitive Surgical, Inc.*	2,000	182
Johnson & Johnson	142,638	7,132
Medtronic, Inc.	57,495	1,701
Patterson Cos., Inc.*†	4,700	85
St. Jude Medical, Inc.*	17,446	579
Stryker Corp.	12,336	415
Varian Medical Systems, Inc.*	6,500	198
Zimmer Holdings, Inc.*†	11,885	416

		15,244

Healthcare - Services - 1.2%
Aetna, Inc.	24,044	574
CIGNA Corp.	14,521	229
Coventry Health Care, Inc.*	7,875	91
DaVita, Inc.*	5,400	253
Humana, Inc.*	8,690	206
Laboratory Corp. of America Holdings*	5,700	313
Quest Diagnostics, Inc.	8,136	373
Tenet Healthcare Corp.*†	21,628	24
UnitedHealth Group, Inc.	62,052	1,219
WellPoint, Inc.*	26,038	883

		4,165

Holding Companies - Diversified - 0.0%
Leucadia National Corp.*†	9,400	137

Home Builders - 0.1%
Centex Corp.	7,334	46
D.R. Horton, Inc.†	14,200	120
KB Home†	4,428	39
Lennar Corp., Class A†	7,900	53
Pulte Homes, Inc.†	10,932	100

		358

Home Furnishings - 0.0%
Harman International Industries, Inc.†	3,600	38
Whirlpool Corp.†	3,830	85

		123

Household Products/Wares - 0.5%
Avery Dennison Corp.†	5,438	110
Clorox Co.	7,115	346
Fortune Brands, Inc.	7,905	188
Kimberly-Clark Corp.	21,260	1,001

		1,645

Housewares - 0.0%
Newell Rubbermaid, Inc.	14,061	79

Insurance - 1.9%
Aflac, Inc.	23,979	402
Allstate (The) Corp.	27,575	464
American International Group, Inc.†	138,549	58
AON Corp.	13,934	533
Assurant, Inc.	4,900	100
Chubb Corp.	18,686	730
Cincinnati Financial Corp.	8,430	173
Genworth Financial, Inc., Class A	23,700	29
Hartford Financial Services Group, Inc.†	15,298	93
Lincoln National Corp.	13,998	120
Loews Corp.	18,664	370
Marsh & McLennan Cos., Inc.	26,310	472
MBIA, Inc.*†	11,864	33
Metlife, Inc.	41,244	761
Principal Financial Group, Inc.	13,311	106
Progressive (The) Corp.*†	34,928	404
Prudential Financial, Inc.	21,799	358
Torchmark Corp.†	4,594	95
Travelers Cos. (The), Inc.	30,071	1,087
Unum Group	17,863	182
XL Capital Ltd., Class A†	15,734	52

		6,622

Internet - 2.4%
Akamai Technologies, Inc.*	9,300	168
Amazon.com, Inc.*	16,515	1,070

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Internet - 2.4% continued
eBay, Inc.*	55,128	$599
Expedia, Inc.*	11,258	90
Google, Inc., Class A*	12,362	4,178
McAfee, Inc.*	8,000	224
Symantec Corp.*	43,971	608
VeriSign, Inc.*†	10,500	203
Yahoo!, Inc.*	70,830	937

		8,077

Investment Companies - 0.0%
American Capital Ltd.†	11,000	15

Iron/Steel - 0.2%
AK Steel Holding Corp.	5,800	36
Allegheny Technologies, Inc.†	5,178	102
Nucor Corp.	16,144	543
United States Steel Corp.	6,175	121

		802

Leisure Time - 0.2%
Carnival Corp.	22,468	439
Harley-Davidson, Inc.†	12,728	129

		568

Lodging - 0.1%
Marriott International, Inc., Class A†	15,000	213
Starwood Hotels & Resorts Worldwide, Inc.†	10,011	116
Wyndham Worldwide Corp.	10,347	38
Wynn Resorts Ltd.*†	3,054	64

		431

Machinery - Construction & Mining - 0.2%
Caterpillar, Inc.†	30,972	762

Machinery - Diversified - 0.3%
Cummins, Inc.	10,884	226
Deere & Co.	21,990	605
Flowserve Corp.†	3,000	152
Manitowoc Co. (The), Inc.†	7,400	30
Rockwell Automation, Inc.†	7,569	152

		1,165

Media - 2.2%
CBS Corp., Class B†	36,673	157
Comcast Corp., Class A†	148,103	1,934
DIRECTV Group (The), Inc.*†	28,700	572
Disney (The Walt) Co.	95,186	1,596
Gannett Co., Inc.†	11,846	39
McGraw-Hill Cos. (The), Inc.	16,528	326
Meredith Corp.†	2,236	29
New York Times (The) Co., Class A†	6,089	25
News Corp., Class A	118,700	660
Scripps Networks Interactive, Inc., Class A†	4,600	92
Time Warner, Inc.	184,426	1,407
Viacom, Inc., Class B*	32,573	501
Washington Post (The), Co., Class B†	333	120

		7,458

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	7,200	399

Mining - 0.6%
Alcoa, Inc.	41,973	261
Freeport-McMoRan Copper & Gold, Inc.	21,226	646
Newmont Mining Corp.	24,933	1,038
Titanium Metals Corp.†	4,900	29
Vulcan Materials Co.†	5,647	234

		2,208

Miscellaneous Manufacturing - 3.2%
3M Co.	35,620	1,619
Cooper Industries Ltd., Class A†	9,330	197
Danaher Corp.	13,104	665
Dover Corp.	10,140	253
Eastman Kodak Co.	16,337	52
Eaton Corp.	8,860	320
General Electric Co.	540,123	4,596
Honeywell International, Inc.	37,339	1,002
Illinois Tool Works, Inc.	20,474	569
Ingersoll-Rand Co. Ltd., Class A	17,115	243
ITT Corp.	9,748	364
Leggett & Platt, Inc.†	8,316	95
Pall Corp.	6,091	145
Parker Hannifin Corp.	8,420	281
Textron, Inc.†	12,858	73
Tyco International Ltd.	24,870	499

		10,973

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	10,735	207
Xerox Corp.	46,358	240

		447

Oil & Gas - 11.6%
Anadarko Petroleum Corp.	23,636	826

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Oil & Gas - 11.6% continued
Apache Corp.	17,474	$1,033
Cabot Oil & Gas Corp.	5,000	102
Chesapeake Energy Corp.	27,762	434
Chevron Corp.	104,553	6,347
ConocoPhillips	76,634	2,862
Devon Energy Corp.	22,750	994
Diamond Offshore Drilling, Inc.	3,600	226
ENSCO International, Inc.	7,800	192
EOG Resources, Inc.	12,838	642
EQT CORP	6,900	212
Exxon Mobil Corp.(5)	261,610	17,763
Hess Corp	14,413	788
Marathon Oil Corp.	36,456	848
Murphy Oil Corp.	9,800	410
Nabors Industries Ltd.*†	15,106	147
Noble Corp.	13,874	341
Noble Energy, Inc.	8,900	405
Occidental Petroleum Corp.	41,668	2,161
Pioneer Natural Resources Co.†	6,200	91
Questar Corp.	8,900	257
Range Resources Corp.†	8,262	294
Rowan Cos., Inc.†	6,403	78
Southwestern Energy Co.*	17,600	506
Sunoco, Inc.	6,068	203
Tesoro Corp.†	7,400	109
Valero Energy Corp.	27,200	527
XTO Energy, Inc.	29,666	939

		39,737

Oil & Gas Services - 1.4%
Baker Hughes, Inc.	15,903	466
BJ Services Co.†	15,790	153
Cameron International Corp.*	11,700	225
Halliburton Co.	44,980	734
National-Oilwell Varco, Inc.*	21,400	572
Schlumberger Ltd.	61,486	2,340
Smith International, Inc.†	11,186	240

		4,730

Packaging & Containers - 0.2%
Ball Corp.	5,028	202
Bemis Co., Inc.†	5,152	96
Owens-Illinois, Inc.*	8,800	136
Pactiv Corp.*	7,382	117
Sealed Air Corp.	8,788	98

		649

Pharmaceuticals - 6.6%
Abbott Laboratories	79,786	3,777
Allergan, Inc.	15,846	614
AmerisourceBergen Corp.	8,282	263
Bristol-Myers Squibb Co.	101,995	1,878
Cardinal Health, Inc.	18,420	598
Cephalon, Inc.*†	3,500	229
Express Scripts, Inc.*†	12,757	642
Forest Laboratories, Inc.*†	15,669	336
King Pharmaceuticals, Inc.*†	13,838	102
Lilly (Eli) & Co.	50,973	1,498
Medco Health Solutions, Inc.*	25,626	1,040
Merck & Co., Inc.	108,740	2,631
Mylan, Inc.*†	15,700	195
Pfizer, Inc.	346,821	4,269
Schering-Plough Corp.	83,552	1,453
Watson Pharmaceuticals, Inc.*†	5,352	151
Wyeth	68,414	2,793

		22,469

Pipelines - 0.3%
El Paso Corp.	36,178	244
Spectra Energy Corp.	31,291	407
Williams Cos. (The), Inc.	30,418	344

		995

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A*	8,900	26

Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co., Class A†	6,424	34
AvalonBay Communities, Inc.	4,229	179
Boston Properties, Inc.†	6,400	237
Developers Diversified Realty Corp.†	7,000	21
Equity Residential†	13,997	246
HCP, Inc.†	12,659	231
Health Care REIT, Inc.†	5,400	166
Host Hotels & Resorts, Inc.†	26,900	100
Kimco Realty Corp.†	11,800	105
ProLogis†	13,534	78
Public Storage†	6,382	354
Simon Property Group, Inc.	11,586	384

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Real Estate Investment Trusts - 0.7% continued
Vornado Realty Trust†	7,300	$239

		2,374

Retail - 6.6%
Abercrombie & Fitch Co., Class A†	4,500	99
AutoNation, Inc.*†	5,511	55
Autozone, Inc.*†	1,919	273
Bed Bath & Beyond, Inc.*†	13,937	297
Best Buy Co., Inc.†	17,822	514
Big Lots, Inc.*†	4,757	74
Costco Wholesale Corp.	22,191	940
CVS Caremark Corp.	73,850	1,901
Darden Restaurants, Inc.†	7,154	194
Family Dollar Stores, Inc.†	7,062	194
GameStop Corp., Class A*	8,300	223
Gap (The), Inc.	23,135	250
Home Depot	87,464	1,827
Kohl’s Corp.*	15,946	560
Limited Brands, Inc.†	16,113	124
Lowe’s Cos., Inc.	75,314	1,193
Macy’s, Inc.†	22,666	178
McDonald’s Corp.	57,275	2,993
Nordstrom, Inc.†	9,080	122
Office Depot, Inc.*†	15,659	16
Penney (J.C.) Co., Inc.	12,000	184
RadioShack Corp.	6,858	50
Sears Holdings Corp.*†	2,956	109
Staples, Inc.	37,597	600
Starbucks Corp.*	39,226	359
Target Corp.	38,430	1,088
Tiffany & Co.†	7,101	135
TJX Cos., Inc.	21,830	486
Walgreen Co.	51,030	1,218
Wal-Mart Stores, Inc.	114,935	5,659
Yum! Brands, Inc.	23,760	624

		22,539

Savings & Loans - 0.2%
Hudson City Bancorp, Inc.	27,400	284
People’s United Financial, Inc.†	17,800	310

		594

Semiconductors - 2.4%
Advanced Micro Devices, Inc.*†	35,744	78
Altera Corp.	16,107	247
Analog Devices, Inc.†	15,637	291
Applied Materials, Inc.	69,897	644
Broadcom Corp., Class A*†	23,074	380
Intel Corp.	286,029	3,644
Kla-Tencor Corp.	8,811	152
Linear Technology Corp.†	11,962	261
LSI Corp.*	34,341	100
MEMC Electronic Materials, Inc.*†	11,700	176
Microchip Technology, Inc.†	10,000	188
Micron Technology, Inc.*†	39,180	126
National Semiconductor Corp.†	11,604	126
Novellus Systems, Inc.*	5,921	75
Nvidia Corp.*†	27,595	228
QLogic Corp.*	7,878	73
Teradyne, Inc.*	11,458	47
Texas Instruments, Inc.	66,795	958
Xilinx, Inc.†	15,036	266

		8,060

Software - 3.7%
Adobe Systems, Inc.*	27,314	456
Autodesk, Inc.*†	12,076	153
BMC Software, Inc.*	9,599	284
CA, Inc.	20,109	341
Citrix Systems, Inc.*	9,469	195
Compuware Corp.*	15,472	91
Dun & Bradstreet Corp.	2,800	207
Electronic Arts, Inc.*	16,650	272
Fidelity National Information Services, Inc.	9,200	161
Fiserv, Inc.*†	8,174	267
IMS Health, Inc.	9,397	118
Intuit, Inc.*†	16,298	371
Microsoft Corp.	393,392	6,353
Novell, Inc.*	22,041	70
Oracle Corp.*	201,409	3,130
Salesforce.com, Inc.*†	5,400	151

		12,620

Telecommunications - 6.6%
American Tower Corp., Class A*	20,400	594
AT&T, Inc.	303,014	7,203
CenturyTel, Inc.†	5,278	139
Ciena Corp.*†	5,115	27
Cisco Systems, Inc.*	301,136	4,387
Corning, Inc.	81,126	856
Embarq Corp.	7,275	254

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Telecommunications - 6.6% continued
Frontier Communications Corp.†	16,434	$118
Harris Corp.	6,100	227
JDS Uniphase Corp.*	13,293	37
Juniper Networks, Inc.*	27,000	384
Motorola, Inc.	116,206	409
QUALCOMM, Inc.	85,182	2,848
Qwest Communications International, Inc.†	78,403	266
Sprint Nextel Corp.*	146,910	483
Tellabs, Inc.*†	23,962	91
Verizon Communications, Inc.	146,046	4,167
Windstream Corp.†	24,084	180

		22,670

Textiles - 0.0%
Cintas Corp.†	7,523	153

Toys Games & Hobbies - 0.1%
Hasbro, Inc.	6,571	150
Mattel, Inc.	18,617	221

		371

Transportation - 1.9%
Burlington Northern Santa Fe Corp.	14,438	849
C.H. Robinson Worldwide, Inc.	8,700	360
CSX Corp.	20,876	515
Expeditors International of Washington, Inc.	10,900	300
FedEx Corp.	16,238	702
Norfolk Southern Corp.	19,007	603
Ryder System, Inc.	3,249	74
Union Pacific Corp.	25,920	972
United Parcel Service, Inc., Class B	51,207	2,109

		6,484

Total Common Stocks (Cost $550,616)		330,421

INVESTMENT COMPANIES - 7.9%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	27,009,425	27,009

Total Investment Companies (Cost $27,009)		27,009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 3.0%
Calyon, Grand Cayman, Eurodollar Time Deposit,
0.35%, 3/2/09	$8,343	$8,343
U.S. Treasury Bill,
0.10%, 5/14/09(4)	1,880	1,880

Total Short-Term Investments (Cost $10,222)		10,223

Total Investments - 107.4% (Cost $587,847)		367,653

Liabilities less Other Assets - (7.4)%		(25,212)

NET ASSETS - 100.0%		$342,441

(1)	Investment in affiliate.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	The Value of this investment is approximately 5.2% of Net Assets due to appreciation.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$587,847

Gross tax appreciation of investments	$6,148
Gross tax depreciation of investments	(226,342)

Net tax depreciation of investments	$(220,194)

At February 28, 2009, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
E-Mini S&P 500	325	$11,931	Long	03/09	$(730)

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$357,430	$(730)

Level 2	10,223	—

Level 3	—	—

Total	$367,653	$(730)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)

FUND ALLOCATION - INVESTMENT COMPANIES - 102.3%
iPath Dow Jones-AIG Commodity Index Total Return ETN	12,248	$390
iShares Barclays U.S. Treasury Inflation Protected Securities Fund ETF	6,054	587
SPDR Gold Trust ETF	2,115	196
Northern Funds - Bond Index Fund (1) (2)	330,645	3,320
Northern Funds - Emerging Markets Equity Fund (1) (2)	96,066	537
Northern Funds - Global Real Estate Index Fund (1) (2)	75,688	293
Northern Funds - High Yield Fixed Income Fund (1) (2)	232,470	1,367
Northern Funds - Mid Cap Index Fund (1) (2)	99,125	586
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	3,843,149	3,843
Northern Institutional Funds - Equity Index Portfolio (1) (2)	643,763	4,687
Northern Institutional Funds - International Equity Index Portfolio (1) (2)	269,080	1,367
Northern Institutional Funds - Short Bond Portfolio (1) (2)	138,493	2,538
Northern Institutional Funds - Small Company Index Portfolio (1) (2)	28,350	244

Total Investment Companies (Cost $21,263)		19,955

Total Investments - 102.3% (Cost $21,263)		19,955

Liabilities less Other Assets - (2.3)%		(455)

NET ASSETS - 100.0%		$19,500

(1)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds and Northern Funds.
(2)	Investment in affiliated portfolio.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

NF - Northern Funds

NIF - Northern Institutional Funds

Percentages shown are based on Net Assets.

At February 28, 2009, the asset class weightings for the Global Tactical Asset Allocation Portfolio were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity - Large	23.4%	NIF Equity Index Portfolio
U.S. Equity - Mid	2.9	NF Mid Cap Index Fund
U.S. Equity - Small	1.2	NIF Small Company Index Portfolio
Non U.S. Equity - Developed	6.9	NIF International Equity Index Portfolio
Non U.S. Equity - Emerging Markets	2.7	NF Emerging Markets Equity Fund
Global Real Estate	1.5	NF Global REIT Index Fund
U.S. Bonds - High Yield	6.9	NF High Yield Fixed Income Fund
U.S. Bonds - Inflation Protected	2.9	iShares Barclays U.S. Treasury Inflation Protected Securities Fund ETF
U.S. Bonds - Intermediate	16.6	NF Bond Index Fund
U.S. Bonds - Short	12.7	NIF Short Bond Portfolio
Commodities	2.0	iPath Dow Jones-AIG Commodity Index Total Return ETN
	1.0	SPDR Gold Trust Fund ETF
Cash	19.3	NIF Diversified Assets Portfolio

Total	100.0%

Federal Tax Information:

At February 28, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$21,263

Gross tax appreciation of investments	$157
Gross tax depreciation of investments	(1,465)

Net tax depreciation of investments	$(1,308)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$19,955	$—

Level 2	—	—

Level 3	—	—

Total	$19,955	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 15.4%
Foreign Depository Institutions - 15.4%
Australia & New Zealand Bank, London Branch,
0.80%, 5/5/09	$70,000	$70,000
Australia & New Zealand Bank, New York,
0.60%, 4/2/09	50,000	50,000
Barclays Bank, London Branch,
1.50%, 5/6/09	75,000	75,000
1.71%, 7/9/09	50,000	50,000
Barclays Bank, New York Branch,
1.35%, 5/12/09	75,000	75,000
BNP Paribas S.A., London Branch,
1.00%, 5/5/09	100,000	100,000
Commonwealth Bank of Australia, New York,
0.45%, 3/16/09	100,000	100,000
0.85%, 5/26/09	30,000	30,000
Commonwealth of Australia,
0.80%, 5/5/09	40,000	40,000
HSBC PLC, London,
0.85%, 4/30/09	100,000	100,000
0.90%, 5/18/09	75,000	75,000
1.20%, 7/9/09	60,000	60,000
Lloyds Bank, London Branch,
1.68%, 7/9/09	50,000	50,000
1.40%, 7/15/09	50,000	50,000
Lloyds Bank, New York Branch,
1.28%, 4/14/09	20,000	20,007
National Australia Bank, London Branch,
0.60%, 4/16/09	60,000	60,000
0.75%, 5/5/09	100,000	100,002
Nordea Bank Finland, New York,
0.71%, 4/8/09	35,000	35,000
Rabobank Nederland, New York Branch,
0.50%, 4/20/09	60,000	60,000
0.77%, 5/12/09	50,000	50,000
Royal Bank of Scotland, London Branch,
1.86%, 7/9/09	50,000	50,002
Royal Bank of Scotland, New York Branch,
1.55%, 7/14/09	40,000	40,000
Societe Generale, London Branch,
0.50%, 3/2/09	65,000	65,000
Societe Generale, New York Branch,
0.95%, 5/26/09	75,000	75,000
Toronto Dominion Bank, New York Branch,
0.50%, 4/21/09	25,000	25,000

Total Certificates of Deposit (Cost $1,505,011)		1,505,011

COMMERCIAL PAPER - 18.5%
Foreign Bank - Foreign Government - 2.4%
Danske Corp., Sovereign Guaranteed,
0.45%, 3/18/09	85,000	84,982
0.72%, 5/13/09	65,000	64,905
1.05%, 7/20/09	40,000	39,836
1.17%, 7/28/09	30,000	29,855
1.50%, 8/17/09	15,000	14,894

		234,472

Multi-Seller Conduits - 13.6%
Chariot Funding LLC,
0.45%, 3/10/09	100,000	99,989
0.45%, 3/11/09	26,020	26,017
0.45%, 3/23/09	75,130	75,109

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 18.5% continued
Multi-Seller Conduits - 13.6% continued
Chariot Funding LLC, continued
0.45%, 3/25/09	$26,020	$26,012
0.45%, 3/27/09	21,000	20,993
Jupiter Securitization Corp.,
0.45%, 3/2/09	50,000	49,999
0.47%, 3/3/09	40,000	39,999
Kitty Hawk Funding Corp.,
0.45%, 3/17/09	80,795	80,779
0.45%, 3/25/09	37,465	37,454
Liberty Street Funding Co.,
0.50%, 3/3/09	40,000	39,999
0.50%, 3/13/09	50,000	49,992
0.50%, 3/25/09	75,000	74,975
Park Avenue Receivables, (1)
0.45%, 3/13/09	25,000	24,996
0.45%, 3/16/09	40,000	39,993
0.45%, 3/19/09	51,021	51,010
Ranger Funding Company LLC,
0.45%, 3/16/09	50,000	49,991
0.45%, 3/25/09	46,941	46,927
Sheffield Receivables Corp.,
0.53%, 3/3/09	100,000	99,997
0.52%, 3/13/09	50,000	49,991
Thames Asset Global Securitization Number One, Inc.,
0.70%, 3/16/09	40,000	39,988
0.70%, 3/18/09	96,000	95,968
Yorktown Capital LLC,
0.47%, 3/2/09	47,818	47,817
0.45%, 3/17/09	160,103	160,071

		1,328,066

Non-Depository Personal Credit - 2.5%
General Electric Capital Corp.,
0.30%, 3/2/09	150,000	149,999
0.49%, 3/17/09	15,000	14,997
2.93%, 4/17/09	35,000	34,866
2.90%, 5/5/09	45,000	44,764

		244,626

Total Commercial Paper (Cost $1,807,164)		1,807,164

CORPORATE NOTES/BONDS - 2.6%
Domestic Bank - 0.8%
Bank of America N.A., FDIC Guaranteed,
1.05%, 1/22/10	75,000	75,000

Non-Depository Personal Credit - 1.4%
General Electric Capital Corp., FRN,
1.96%, 3/16/09	55,640	55,639
0.51%, 3/24/09	83,000	83,000

		138,639

Structured Investment Vehicles - 0.4%
Whistlejacket Capital LLC, FRN, (1) (2) †
5.15%, 4/21/08	31,535	16,398
2.78%, 5/15/08	19,713	10,251
3.81%, 7/23/08	19,712	10,250

		36,899

Total Corporate Notes/Bonds (Cost $282,840)		250,538

EURODOLLAR TIME DEPOSITS - 10.1%
Domestic Depository Institutions - 0.4%
Bank of America, Toronto, Canada,
0.31%, 03/2/09	40,000	40,000

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 10.1% continued
Foreign Depository Institutions - 9.7%
Australia & New Zealand Bank, London,
0.32%, 3/2/09	$150,000	$150,000
BNP Paribas, Paris,
0.32%, 3/2/09	250,000	250,000
CALYON, Grand Cayman,
0.32%, 3/2/09	150,000	150,000
Danske Bank, Copenhagen, Denmark,
0.50%, 3/2/09	50,000	50,000
0.45%, 3/3/09	100,000	100,000
Skandinaviska Enskilda Banken, Stockholm,
0.40%, 3/2/09	100,000	100,000
Societe Generale, Grand Cayman,
0.35%, 3/2/09	150,000	150,000

		950,000

Total Eurodollar Time Deposits (Cost $990,000)		990,000

PROMISSORY NOTE - 1.5%
Security, Commodity, Brokers/Dealers - 1.5%
Goldman Sachs Group, FDIC Insured,
1.06%, 3/30/09	150,000	150,000

Total Promissory Note (Cost $150,000)		150,000

U.S. GOVERNMENT AGENCIES - 24.6% (3)
Fannie Mae - 4.5%
FNMA Discount Notes,
1.15%, 5/1/09	175,000	174,659
1.75%, 5/20/09	50,000	49,806
1.20%, 5/22/09	10,000	9,973
0.50%, 6/17/09	55,000	54,917
2.84%, 7/2/09	30,000	29,709
0.61%, 9/8/09	40,000	39,871
FNMA FRN,
1.24%, 4/13/09	40,000	39,965
1.18%, 5/5/09	40,000	39,971

		438,871

Federal Home Loan Bank - 15.0%
FHLB Bonds,
2.39%, 3/18/09	40,000	40,003
2.13%, 3/27/09	12,000	12,000
2.20%, 4/1/09	24,000	23,998
2.30%, 4/3/09	38,000	38,001
2.22%, 4/7/09	24,000	24,000
2.25%, 4/17/09	24,000	24,000
2.52%, 4/21/09	25,000	25,000
2.32%, 4/24/09	35,000	35,000
2.45%, 4/28/09	30,000	30,000
2.63%, 5/5/09	30,000	30,000
2.48%, 5/7/09	40,000	39,979
2.38%, 5/27/09	40,000	39,984
2.64%, 6/3/09	50,000	50,000
2.91%, 6/18/09	40,000	40,000
3.00%, 6/18/09	25,000	25,017
1.05%, 2/23/10	25,000	24,975
FHLB Discount Notes,
2.41%, 3/9/09	20,000	19,989
2.47%, 3/13/09	20,000	19,984
1.27%, 5/13/09	30,000	29,923
1.20%, 5/18/09	60,000	59,844
1.58%, 5/18/09	215,000	214,265

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (3) continued
Federal Home Loan Bank - 15.0% continued
FHLB Discount Notes, continued
1.12%, 12/4/09	$128,000	$126,893
0.85%, 12/11/09	75,000	74,495
1.00%, 2/23/10	48,000	47,521
FHLB FRN,
0.58%, 3/1/09	50,000	50,000
0.70%, 3/1/09	100,000	100,000
0.77%, 3/1/09	40,000	40,000
0.84%, 3/1/09	40,000	40,000
1.13%, 4/28/09	75,000	74,985
0.85%, 5/23/09	75,000	75,000

		1,474,856

Freddie Mac - 5.1%
FHLMC Discount Notes,
1.00%, 3/25/09	65,450	65,406
1.30%, 4/2/09	75,000	74,913
1.25%, 5/5/09	150,000	149,662
1.15%, 5/11/09	75,000	74,830
1.30%, 5/26/09	30,000	29,907
1.70%, 5/27/09	25,000	24,897
2.94%, 8/17/09	30,000	29,586
FHLMC Notes,
4.75%, 3/5/09	26,600	26,606
2.45%, 4/9/09	24,000	24,000

		499,807

Total U.S. Government Agencies (Cost $2,413,534)		2,413,534

U.S. GOVERNMENT OBLIGATIONS - 8.1%
U.S. Treasury Bills - 6.7%
1.58%, 4/23/09	150,000	149,651
0.82%, 5/7/09	70,000	69,893
0.85%, 5/14/09	140,000	139,757
0.94%, 5/15/09	240,000	239,528
0.41%, 10/22/09	15,000	14,959
0.70%, 12/17/09	45,000	44,746

		658,534

U.S. Treasury Notes - 1.4%
4.50%, 4/30/09	40,000	40,159
3.63%, 7/15/09	25,000	25,131
4.63%, 7/31/09	48,000	48,487
4.63%, 11/15/09	20,000	20,586

		134,363

Total U.S. Government Obligations (Cost $792,897)		792,897

Investments, at Amortized Cost (Cost $7,941,446)		7,909,144

REPURCHASE AGREEMENTS - 19.9%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 2.7% (4)
Morgan Stanley & Co., Inc., dated 2/27/09, repurchase price $58,993
0.22%, 3/2/09	58,992	58,992
Societe Generale, New York Branch, dated 2/27/09, repurchase price $117,986
0.25%, 3/2/09	117,983	117,983
UBS Securities LLC, dated 2/27/09, repurchase price $88,489
0.24%, 3/2/09	88,487	88,487

		265,462

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 19.9% continued
(Collateralized at a minimum of 102%)
Repurchase Agreements - 17.2% (5)
Bank of America N.A., dated 2/27/09, repurchase price $400,009
0.28%, 3/2/09	$400,000	$400,000
Citigroup Global Markets, Inc., dated 2/27/09, repurchase price $35,454
0.29%, 3/2/09	35,453	35,453
Deutsche Bank Securities, Inc., dated 2/27/09, repurchase price $200,005
0.27%, 3/2/09	200,000	200,000
Deutsche Bank Securities, Inc., dated 2/27/09, repurchase price $150,004
0.29%, 3/2/09	150,000	150,000
Goldman Sachs & Co., dated 2/27/09, repurchase price $75,002
0.27%, 3/2/09	75,000	75,000
JPMorgan Securities, dated 2/27/09, repurchase price $100,002
0.28%, 3/2/09	100,000	100,000
Societe Generale, New York Branch, dated 2/27/09, repurchase price $725,018
0.29%, 3/2/09	725,000	725,000

		1,685,453

Total Repurchase Agreements (Cost $1,950,915)		1,950,915

CAPITAL SUPPORT AGREEMENT - 0.3%
Northern Trust Corp., (6)	—	32,302

Total Capital Support Agreement (Cost $— )		32,302

Total Investments - 101.0% (Cost $9,892,361) (7)		9,892,361

Liabilities less Other Assets - (1.0)%		(96,282)

NET ASSETS - 100.0%		$9,796,079

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At February 28, 2009, the value of these restricted illiquid securities amounted to approximately $36,899,000 or 0.4% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Whistlejacket Capital LLC, FRN,
5.15%, 4/21/08	4/11/07	$31,529
2.78%, 5/15/08	5/10/07	19,709
3.81%, 7/23/08	7/17/07	19,708

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$203,734	1.75% - 6.25%	8/15/23 - 2/15/37
U.S. Treasury Notes	$62,064	0.63% - 4.50%	7/15/12 - 7/15/18

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$45,691	4.63% - 6.29%	12/1/32 - 6/1/37
FNMA	$1,690,329	3.96% - 7.00%	11/1/15 - 12/1/38

(6)	Investment in affiliate.
(7)	The cost for federal income tax purposes was $9,892,361.
†	Defaulted security. The security has been valued at fair value according to procedures approved, in good faith, by the Trust’s Board of Trustees. Northern Trust Corporation has entered into a Capital Support Agreement (“CSA”) with Northern Institutional Funds on behalf of the Diversified Assets Portfolio (the “Portfolio”) and has committed to provide capital to the Portfolio, in the event that the Portfolio realizes a loss on the Whistlejacket Capital LLC Security.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

Valuation Level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	9,823,160	—
Level 3	36,899	32,302

Total	$9,860,059	$32,302

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000S)	Other Financial Instruments* (000S)
Balance as of 11/30/08	$39,382	$29,819
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(2,483)	2,483
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/09	$36,899	$32,302

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC    Federal Deposit Insurance Corporation

FHLB    Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA    Fannie Mae

FRN    Floating Rate Notes

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 49.3% (1)
Fannie Mae - 11.3%
FNMA Discount Notes,
1.00%, 3/2/09	$45,000	$44,999
1.86%, 3/2/09	30,500	30,498
0.13%, 3/3/09	40,000	40,000
1.05%, 3/9/09	70,000	69,984
0.06%, 3/11/09	49,000	48,999
0.95%, 3/30/09	40,000	39,969
1.35%, 3/30/09	120,000	119,870
1.00%, 4/1/09	40,000	39,966
0.33%, 4/15/09	11,111	11,106
1.01%, 4/20/09	35,000	34,951
0.20%, 4/27/09	40,000	39,987
0.32%, 4/29/09	20,000	19,990
0.33%, 4/29/09	27,424	27,409
0.33%, 5/1/09	52,679	52,649
0.46%, 5/1/09	92,886	92,814
0.45%, 5/18/09	15,000	14,985
1.75%, 5/20/09	40,000	39,844
0.45%, 5/28/09	50,000	49,945
0.49%, 6/1/09	253,318	253,004
0.53%, 8/3/09	34,000	33,922
0.50%, 9/1/09	35,000	34,911
0.66%, 9/1/09	37,160	37,035
1.00%, 12/10/09	70,000	69,448
FNMA FRN,
1.18%, 5/5/09	35,000	34,975
FNMA Notes,
4.88%, 4/15/09	15,000	15,083
5.00%, 4/20/09	10,000	10,050
4.00%, 4/29/09	6,930	6,971
6.38%, 6/15/09	65,485	66,615
4.00%, 9/10/09	10,000	10,187
6.63%, 9/15/09	12,843	13,255

		1,403,421

Federal Farm Credit Bank - 3.9%
FFCB Discount Notes,
0.30%, 6/16/09	25,000	24,978
2.63%, 7/8/09	25,000	24,764
0.45%, 8/17/09	100,000	99,789
FFCB FRN,
0.72%, 3/1/09	35,000	35,000
0.28%, 3/2/09	50,000	50,000
0.29%, 3/16/09	25,000	25,000
0.71%, 3/20/09	100,000	100,000
0.46%, 3/22/09	50,000	50,000
0.46%, 3/25/09	30,000	30,000
0.35%, 3/27/09	50,000	50,000

		489,531

Federal Home Loan Bank - 24.5%
FHLB Bonds,
5.25%, 3/13/09	7,235	7,242
2.31%, 3/24/09	50,000	50,000
2.25%, 4/3/09	15,200	15,199
2.26%, 4/7/09	10,000	10,000
3.24%, 4/7/09	25,000	25,056
2.30%, 4/14/09	30,000	30,000
2.47%, 4/21/09	30,000	30,090
2.33%, 4/24/09	20,000	20,062

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 49.3% (1) continued
Federal Home Loan Bank - 24.5% continued
FHLB Bonds, continued
4.75%, 4/24/09	$40,000	$40,213
2.52%, 5/28/09	20,000	20,105
5.13%, 6/4/09	6,500	6,581
2.70%, 6/30/09	20,000	20,153
2.56%, 8/4/09	20,000	20,169
5.00%, 9/18/09	11,620	11,907
4.50%, 10/9/09	94,885	97,060
2.46%, 10/20/09	52,500	53,087
3.22%, 10/30/09	15,000	15,250
0.85%, 12/29/09	100,000	99,943
FHLB Discount Notes,
0.12%, 3/2/09	291,700	291,699
0.24%, 3/4/09	40,000	39,999
0.15%, 3/11/09	75,000	74,997
2.13%, 3/12/09	25,000	24,984
0.28%, 3/13/09	100,000	99,991
1.20%, 3/16/09	50,000	49,975
1.20%, 3/17/09	25,000	24,987
0.30%, 3/18/09	40,000	39,994
0.28%, 3/20/09	163,373	163,349
0.29%, 3/20/09	40,000	39,994
0.07%, 3/25/09	50,000	49,998
0.27%, 3/25/09	40,000	39,993
0.30%, 4/1/09	100,000	99,974
0.34%, 4/3/09	75,000	74,977
0.30%, 4/13/09	40,000	39,986
0.35%, 4/13/09	30,000	29,987
0.38%, 4/13/09	23,000	22,989
0.34%, 4/17/09	40,000	39,982
0.40%, 4/22/09	58,500	58,466
0.40%, 4/24/09	35,000	34,979
0.40%, 5/15/09	60,000	59,950
0.43%, 5/18/09	100,000	99,907
0.40%, 5/20/09	60,000	59,947
1.45%, 5/20/09	50,000	49,839
0.41%, 5/22/09	45,000	44,958
1.50%, 5/26/09	80,000	79,713
0.40%, 5/27/09	37,500	37,464
1.60%, 5/28/09	100,000	99,609
0.57%, 7/20/09	100,000	99,777
0.59%, 8/28/09	125,000	124,631
0.78%, 11/23/09	60,000	59,653
FHLB FRN,
0.42%, 3/19/09	80,000	79,876
0.42%, 3/31/09	35,000	34,977
1.16%, 4/14/09	30,000	29,991
0.99%, 4/30/09	25,000	25,000
1.04%, 5/5/09	100,000	100,000
1.06%, 5/5/09	35,000	35,000
FHLB Note,
5.38%, 7/17/09	6,840	6,969

		3,040,678

Freddie Mac - 8.1%
FHLMC Discount Notes,
2.12%, 3/2/09	30,000	29,998
0.28%, 3/16/09	25,031	25,028
0.29%, 3/18/09	100,000	99,986
0.75%, 3/19/09	20,000	19,992
1.25%, 3/20/09	25,000	24,984

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 49.3% (1) continued
Freddie Mac - 8.1% continued
FHLMC Discount Notes, continued
1.12%, 3/25/09	$25,754	$25,735
0.28%, 3/27/09	30,000	29,994
1.10%, 4/8/09	40,000	39,954
0.98%, 4/13/09	25,000	24,971
0.16%, 4/17/09	20,000	19,996
1.15%, 5/11/09	15,000	14,966
0.38%, 5/18/09	44,205	44,169
1.16%, 5/26/09	9,608	9,581
1.20%, 6/8/09	70,000	69,767
0.30%, 6/25/09	11,785	11,774
0.40%, 6/30/09	21,800	21,771
0.40%, 7/6/09	13,310	13,291
FHLMC FRN,
1.06%, 4/14/09	120,000	119,990
FHLMC Notes,
4.75%, 3/5/09	4,815	4,817
5.75%, 3/15/09	29,700	29,765
3.76%, 3/18/09	7,500	7,513
2.27%, 4/14/09	185,000	185,441
3.38%, 4/15/09	34,435	34,557
5.25%, 5/21/09	21,500	21,736
4.25%, 7/15/09	67,089	68,041
4.13%, 11/30/09	10,000	10,265

		1,008,082

Tennessee Valley Authority - 1.5%
Tennessee Valley Authority Discount Notes,
0.18%, 3/12/09	100,000	99,994
0.20%, 3/19/09	80,000	79,992

		179,986

Total U.S. Government Agencies (Cost $6,121,698)		6,121,698

U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bills - 1.8%
0.26%, 3/5/09	40,000	39,999
0.25%, 3/19/09	100,000	99,988
0.92%, 5/15/09	25,000	24,952
0.23%, 6/11/09	40,000	39,974
0.44%, 12/17/09	13,500	13,452

		218,365

U.S. Treasury Notes - 1.5%
4.50%, 3/31/09	137,500	137,980
2.63%, 3/15/09	50,000	50,020

		188,000

Total U.S. Government Obligations (Cost $406,365)		406,365

Investments, at Amortized Cost (Cost $6,528,063)		6,528,063

REPURCHASE AGREEMENTS - 49.6%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 0.4% (2)
Morgan Stanley & Co., Inc., dated 2/27/09, repurchase price $12,193
0.22%, 3/2/09	12,193	12,193
Societe Generale, New York Branch, dated 2/27/09, repurchase price $24,386
0.25%, 3/2/09	24,386	24,386
UBS Securities LLC, dated 2/27/09, repurchase price $18,290
0.24%, 3/2/09	18,289	18,289

		54,868

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 49.6% continued
(Collateralized at a minimum of 102%)
Repurchase Agreements - 49.2% (3)
Bank of America Securities LLC, dated 2/27/09, repurchase price $720,017
0.28%, 3/2/09	$720,000	$720,000
Barclays Capital, Inc., dated 2/27/09, repurchase price $550,013
0.28%, 3/2/09	550,000	550,000
BNP Paribas Securities Corp., dated 2/27/09, repurchase price $770,018
0.28%, 3/2/09	770,000	770,000
Citigroup Global Markets, Inc., dated 2/27/09, repurchase price $520,013
0.29%, 3/2/09	520,000	520,000
Deutsche Bank Securities, Inc., dated 2/27/09, repurchase price $1,205,029
0.29%, 3/2/09	1,205,000	1,205,000
Goldman Sachs & Co., dated 2/27/09, repurchase price $385,009
0.27%, 3/2/09	385,000	385,000
JPMorgan Securities, dated 2/27/09, repurchase price $1,260,029
0.28%, 3/2/09	1,260,000	1,260,000
UBS Securities LLC, dated 2/27/09, repurchase price $700,013
0.23%, 3/2/09	700,000	700,000

		6,110,000

Total Repurchase Agreements (Cost $6,164,868)		6,164,868

Total Investments - 102.2% (Cost $12,692,931) (4)		12,692,931

Liabilities less Other Assets - (2.2)%		(277,695)

NET ASSETS - 100.0%		$12,415,236

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$42,109	1.75% - 6.25%	8/15/23 - 2/15/37
U.S. Treasury Notes	$12,828	0.63% - 4.50%	7/15/12 - 7/15/18

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$600,236	4.00% - 7.50%	9/1/17 -2/1/39
FNMA	$4,821,005	3.95% - 8.50%	2/1/17 - 1/1/49
GNMA	$151,062	4.50% - 6.00%	8/15/18 - 12/15/38
U.S. Treasury Bill	$714,002	0.00%	11/19/09

(4)	The cost for federal income tax purposes was $12,692,931.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Government Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

Valuation Level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	12,692,931	—
Level 3	—	—

Total	$12,692,931	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA    Fannie Mae

FRN    Floating Rate Notes

GNMA    Government National Mortgage Association

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 96.0% (1)
Federal Farm Credit Bank - 6.1%
FFCB Discount Notes,
0.12%, 3/2/09	$62,500	$62,500
0.15%, 3/3/09	200,000	199,998
0.30%, 6/16/09	50,000	49,955
FFCB FRN,
0.72%, 3/1/09	100,000	100,000
0.28%, 3/2/09	75,000	75,000
0.29%, 3/16/09	60,000	60,000
0.71%, 3/20/09	229,000	229,000
0.46%, 3/22/09	100,000	100,000
0.34%, 3/23/09	25,000	25,000
0.46%, 3/25/09	40,000	40,000
0.35%, 3/27/09	85,000	85,000

		1,026,453

Federal Home Loan Bank - 88.7%
FHLB Bonds,
2.25%, 3/13/09	45,000	45,013
2.31%, 3/24/09	70,000	70,000
2.90%, 3/24/09	40,000	40,042
2.15%, 3/27/09	35,500	35,519
2.35%, 3/27/09	40,000	40,030
2.25%, 3/30/09	25,000	25,019
2.25%, 4/3/09	22,800	22,799
2.26%, 4/7/09	20,000	20,000
3.24%, 4/7/09	60,000	60,134
3.00%, 4/15/09	110,000	110,245
2.34%, 4/17/09	160,000	160,028
2.47%, 4/21/09	100,000	100,299
4.75%, 4/24/09	225,000	226,275
2.65%, 5/6/09	30,000	30,122
2.50%, 5/8/09	70,000	70,281
2.52%, 5/28/09	80,000	80,421
5.13%, 6/4/09	30,000	30,364
2.63%, 6/10/09	40,000	40,238
5.25%, 6/12/09	122,350	123,839
2.70%, 6/16/09	75,000	75,000
2.72%, 6/17/09	100,000	100,000
3.00%, 6/24/09	16,200	16,334
2.56%, 8/4/09	30,000	30,245
5.13%, 8/5/09	30,000	30,281
5.25%, 8/5/09	45,000	45,905
2.00%, 8/18/09	85,000	85,584
3.75%, 8/18/09	58,500	59,365
5.25%, 9/11/09	30,000	30,728
2.25%, 10/2/09	41,720	42,092
3.26%, 10/2/09	15,000	15,242
5.00%, 10/2/09	120,000	122,871
4.00%, 10/29/09	40,000	40,878
3.50%, 11/3/09	35,000	35,649
4.25%, 11/20/09	60,000	61,533
1.15%, 12/11/09	60,000	60,064
5.00%, 12/11/09	95,000	98,005
3.38%, 12/18/09	20,000	20,445
0.85%, 12/29/09	100,000	99,943
3.50%, 1/6/10	40,000	40,895

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 96.0% (1) continued
Federal Home Loan Bank - 88.7% continued
FHLB Discount Notes,
0.12%, 3/2/09	$4,084,477	$4,084,463
0.22%, 3/2/09	75,000	75,000
0.25%, 3/3/09	10,000	10,000
2.12%, 3/3/09	100,000	99,988
0.05%, 3/6/09	392,000	391,997
0.28%, 3/6/09	100,000	99,996
0.30%, 3/9/09	23,300	23,298
2.00%, 3/9/09	30,000	29,987
0.14%, 3/10/09	250,000	249,991
0.15%, 3/11/09	100,000	99,996
0.30%, 3/11/09	125,000	124,990
1.00%, 3/11/09	70,000	69,981
0.04%, 3/12/09	100,000	99,999
0.16%, 3/12/09	355,000	354,983
0.27%, 3/12/09	75,000	74,994
2.13%, 3/12/09	45,000	44,971
0.28%, 3/13/09	35,000	34,997
0.29%, 3/13/09	300,000	299,971
0.30%, 3/13/09	56,289	56,283
1.17%, 3/13/09	70,000	69,973
1.95%, 3/13/09	20,000	19,987
2.01%, 3/13/09	20,000	19,987
0.05%, 3/16/09	250,000	249,995
0.16%, 3/16/09	150,000	149,990
0.23%, 3/16/09	49,335	49,330
0.25%, 3/16/09	62,205	62,199
0.27%, 3/16/09	125,000	124,986
0.28%, 3/16/09	50,000	49,994
0.29%, 3/16/09	22,300	22,297
1.20%, 3/16/09	25,000	24,987
0.05%, 3/17/09	100,000	99,998
1.20%, 3/17/09	25,000	24,987
0.19%, 3/18/09	100,000	99,991
0.23%, 3/18/09	30,000	29,997
0.25%, 3/18/09	30,000	29,996
0.30%, 3/18/09	150,000	149,979
0.28%, 3/20/09	135,000	134,980
0.30%, 3/20/09	100,000	99,984
0.20%, 3/23/09	300,000	299,963
0.29%, 3/23/09	49,650	49,641
0.32%, 3/23/09	66,100	66,087
0.27%, 3/25/09	115,000	114,980
0.28%, 3/25/09	100,000	99,981
0.28%, 3/26/09	75,000	74,985
0.23%, 3/27/09	150,000	149,975
0.33%, 3/27/09	18,360	18,356
0.10%, 3/30/09	60,200	60,195
0.27%, 3/30/09	75,000	74,984
0.28%, 3/31/09	75,000	74,982
0.30%, 4/1/09	225,000	224,942
0.26%, 4/2/09	30,000	29,993
0.28%, 4/3/09	100,000	99,974
0.34%, 4/3/09	130,000	129,960
0.32%, 4/9/09	75,000	74,974
1.02%, 4/14/09	25,000	24,969
0.21%, 4/15/09	70,000	69,982
0.12%, 4/16/09	67,715	67,705

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 96.0% (1) continued
Federal Home Loan Bank - 88.7% continued
FHLB Discount Notes, continued
0.37%, 4/17/09	$40,000	$39,981
0.22%, 4/20/09	47,000	46,986
0.36%, 4/22/09	130,000	129,933
0.37%, 4/22/09	125,000	124,933
0.36%, 4/24/09	75,000	74,960
0.38%, 5/4/09	37,956	37,930
0.37%, 5/12/09	41,200	41,170
1.15%, 5/13/09	80,000	79,813
1.17%, 5/18/09	30,000	29,924
1.60%, 5/18/09	75,000	74,740
1.45%, 5/20/09	180,000	179,490
1.50%, 5/26/09	200,000	199,283
1.60%, 5/28/09	200,000	199,218
0.48%, 6/26/09	30,000	29,953
0.53%, 7/10/09	40,000	39,923
0.54%, 7/15/09	40,000	39,918
0.52%, 7/22/09	64,000	63,868
0.57%, 7/24/09	125,000	124,713
0.59%, 8/28/09	125,000	124,631
0.71%, 9/22/09	35,000	34,859
0.71%, 9/23/09	60,000	59,758
0.78%, 11/23/09	65,000	64,624
0.93%, 12/11/09	100,000	99,264
0.93%, 12/14/09	40,000	39,702
FHLB FRN,
2.04%, 3/4/09	75,000	75,011
2.19%, 3/10/09	85,000	85,178
0.42%, 3/19/09	100,000	99,845
0.39%, 3/23/09	75,000	74,929
1.47%, 3/27/09	150,000	150,126
0.42%, 3/31/09	100,000	99,934
1.16%, 4/14/09	50,000	49,986
0.99%, 4/30/09	45,000	45,000
1.04%, 5/5/09	120,000	120,000
1.06%, 5/5/09	75,000	75,000

		14,942,460

Tennessee Valley Authority - 1.2%
Tennessee Valley Authority Discount Notes,
0.18%, 3/12/09	100,000	99,994
0.20%, 3/19/09	100,000	99,990

		199,984

Total U.S. Government Agencies (Cost $16,168,897)		16,168,897

U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury Bills - 3.6%
0.26%, 3/5/09	85,000	84,997
0.25%, 3/19/09	190,000	189,977
0.01%, 4/23/09	200,000	199,997
0.92%, 5/15/09	25,000	24,952
0.23%, 6/11/09	100,000	99,935

		599,858

U.S. Treasury Note - 0.3%
2.63%, 3/15/09	50,000	50,046

Total U.S. Government Obligations (Cost $649,904)		649,904

Investments, at Amortized Cost (Cost $16,818,801)		16,818,801

Total Investments - 99.9% (Cost $16,818,801) (2)		16,818,801

Other Assets less Liabilities - 0.1%		19,276

NET ASSETS - 100.0%		$16,838,077

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $16,818,801.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	16,818,801	—
Level 3	—	—

Total	$16,818,801	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT SELECT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FRN    Floating Rate Notes

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.8%
U.S. Treasury Bills - 44.8%
0.20%, 3/5/09	$20,000	$20,000
0.26%, 3/5/09	25,000	24,999
0.10%, 3/12/09	35,000	34,999
0.15%, 3/19/09	45,000	44,997
0.27%, 3/26/09	25,000	24,995
0.11%, 4/9/09	40,000	39,995
0.28%, 4/29/09	10,000	9,995
0.14%, 5/7/09	25,000	24,994
0.52%, 5/15/09	10,000	9,989
0.56%, 5/28/09	5,000	4,993
0.18%, 6/18/09	25,000	24,986
0.23%, 6/25/09	25,000	24,982
0.70%, 7/2/09	5,000	4,988
0.31%, 7/9/09	25,000	24,972
0.29%, 7/16/09	40,000	39,956
0.30%, 7/23/09	20,000	19,976
0.30%, 7/30/09	10,000	9,987
0.33%, 7/30/09	15,000	14,979
0.38%, 8/6/09	20,000	19,967
0.47%, 8/13/09	20,000	19,957
0.47%, 8/20/09	25,000	24,944
0.50%, 8/27/09	25,000	24,937
0.33%, 9/15/09	20,000	19,964
0.40%, 10/22/09	20,000	19,948
0.42%, 11/19/09	10,000	9,969
0.69%, 12/17/09	15,000	14,916
0.42%, 1/14/10	25,000	24,907
0.56%, 2/11/10	20,000	19,892

Total U.S. Government Obligations (Cost $604,183)		604,183

Investments, at Amortized Cost (Cost $604,183)		604,183

REPURCHASE AGREEMENTS - 55.4%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 3.6% (1)
Morgan Stanley & Co., Inc., dated 2/27/09, repurchase price $10,840 0.22%, 3/2/09	10,840	10,840
Societe Generale, New York Branch, dated 2/27/09, repurchase price $21,681 0.25%, 3/2/09	21,681	21,681
UBS Securities LLC, dated 2/27/09, repurchase price $16,261 0.24%, 3/2/09	16,260	16,260

		48,781

(Collateralized at a minimum of 102%)
Repurchase Agreements - 51.8% (2)
Bank of America Securities LLC, dated 2/27/09, repurchase price $63,943 0.25%, 3/2/09	63,942	63,942
Barclays Capital, Inc., dated 2/27/09, repurchase price $100,002 0.25%, 3/2/09	100,000	100,000
BNP Paribas Securities Corp., dated 2/27/09, repurchase price $100,002 0.25%, 3/2/09	100,000	100,000
Citigroup Global Markets, Inc., dated 2/27/09, repurchase price $125,003 0.25%, 3/2/09	125,000	125,000

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 55.4% continued
(Collateralized at a minimum of 102%)
Repurchase Agreements - 51.8% (2) continued
Greenwich Capital Markets, Inc., dated 2/27/09, repurchase price $95,002 0.26%, 3/2/09	$95,000	$95,000
HSBC Securities (USA), Inc., dated 2/27/09, repurchase price $65,001 0.25%, 3/2/09	65,000	65,000
Societe Generale, New York Branch, dated 2/27/09, repurchase price $150,003 0.25%, 3/2/09	150,000	150,000

		698,942

Total Repurchase Agreements (Cost $747,723)		747,723

Total Investments - 100.2% (Cost $1,351,906) (3)		1,351,906

Liabilities less Other Assets - (0.2)%		(2,276)

NET ASSETS - 100.0%		$1,349,630

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$37,438	1.75% - 6.25%	8/15/23 - 2/15/37
U.S. Treasury Notes	$11,405	0.63% - 4.50%	7/15/12 - 7/15/18

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$266,187	0.00% - 7.50%	8/15/10 - 2/15/39
U.S. Treasury Notes	$447,721	0.88% - 1.75%	3/31/10 - 1/15/15

(3)	The cost for federal income tax purposes was $1,351,906.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	1,351,906	—
Level 3	—	—

Total	$1,351,906	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

OTHER INFORMATION

TREASURY PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5%
Alabama - 1.3%
Chatom IDB Revenue VRDB, Series A (National Rural Utility Cooperative Finance Co. Gtd.), 4.25%, 8/1/09	$1,000	$1,000
Hoover Multifamily Housing Revenue Refunding VRDB, Series 2004, Royal Oaks Apartment Project (FHLMC Insured), 0.62%, 3/9/09	5,200	5,200
West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project, 0.67%, 3/9/09	10,000	10,000

		16,200

Alaska - 1.0%
Valdez Marine Terminal Revenue Refunding VRDB, Series 2001, Exxon Mobil Project, 0.30%, 3/2/09	11,855	11,855

Arizona - 3.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Lloyds TSB Bank LOC), 0.58%, 3/9/09	6,500	6,500
Arizona Health Facilities Authority Revenue Refunding Bonds, Series 2007, The Terraces Project (Lloyds TSB Bank LOC), 0.57%, 3/9/09	11,200	11,200
Arizona School District TANS Financing Program COPS, Series 2008, 3.00%, 7/30/09	5,000	5,028
Arizona State Board of Regents University System Revenue Refunding VRDB, Series 2008-B (Lloyds TSB Bank LOC), 0.54%, 3/9/09	2,500	2,500
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC), 0.57%, 3/9/09	4,235	4,235
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1) 0.69%, 3/9/09	2,300	2,300
Sun Devil Energy Center LLC Revenue Refunding Bonds, Series 2008, Arizona State University Project (Assured Guaranty Insured), 0.66%, 3/9/09	8,000	8,000

		39,763

California - 3.6%
California Educational Facilities Authority Revenue VRDB, Series 2008-B, Pomona College, 0.40%, 3/9/09	200	200
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured), 1.25%, 3/9/09	900	900
California State Economic Recovery G.O. VRDB, Series 2004C-5, 0.85%, 3/2/09	1,430	1,430
Series 2004C-16 (FSA Corp. Insured), 2.00%, 3/9/09	15,500	15,500
California State G.O., Soc Gen Municipal Securities Trust Receipts Soc Gen 6 Class A (Societe Generale LOC), (1) 0.67%, 3/9/09	6,600	6,600
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series 1999B, 0.35%, 3/9/09	5,500	5,500
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2001C-1, 0.30%, 3/2/09	1,500	1,500

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
California - 3.6% continued
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2008-A, 0.75%, 3/9/09	$11,765	$11,765

		43,395

Colorado - 3.8%
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.75%, 3/2/09	1,810	1,810
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Museum of Contemporary Art (KeyBank N.A. LOC), 1.22%, 3/9/09	5,100	5,100
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2003, Vail Mountain School Project (KeyBank N.A. LOC), 1.22%, 3/9/09	10,100	10,100
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2005, Kent Denver School Project (Bank of New York LOC), 0.72%, 3/9/09	5,500	5,500
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project (U.S. Bank N.A. LOC), 0.57%, 3/9/09	4,655	4,655
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC), 0.57%, 3/9/09	5,295	5,295
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 0.57%, 3/9/09	4,320	4,320
Denver City and County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (CALYON LOC), 1.00%, 3/2/09	1,700	1,700
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.80%, 3/9/09	200	200
Triview Metropolitan District G.O. VRDB, Series 2006-A (Compass Bank LOC), 0.67%, 3/9/09	6,745	6,745

		45,425

Connecticut - 0.2%
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC), 0.65%, 3/9/09	2,800	2,800

District of Columbia - 0.7%
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 0.67%, 3/9/09	1,200	1,200
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1) 1.07%, 3/9/09	7,000	7,000

		8,200

Florida - 6.8%
Bay Medical Center Hospital Revenue Bonds, Series 2007-B, Bay Medical Center Project (Regions Bank LOC), 2.00%, 3/9/09	9,700	9,700
Capital Trust Agency Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.77%, 3/9/09	14,470	14,470
Citizens Property Insurance Corp. Revenue Notes, Series 2008 A-2, Senior Secured, 4.50%, 6/1/09	10,000	10,024

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Florida - 6.8% continued
Gainesville Utility System Revenue VRDB, Series 2008-B, 0.47%, 3/9/09	$7,335	$7,335
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist/Sunbelt (SunTrust Bank LOC), 0.57%, 3/9/09	5,505	5,505
Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System (SunTrust Bank LOC), 0.57%, 3/9/09	1,365	1,365
Highlands County Health Facilities Authority Revenue VRDB, Series 2, Adventist (SunTrust Bank LOC), 0.57%, 3/9/09	10,500	10,500
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (Branch Banking & Trust Co. LOC), 0.66%, 3/9/09	10,000	10,000
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured), 1.85%, 3/9/09	10,700	10,700
Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001, Bethesda Healthcare System Project (SunTrust Bank LOC), 0.60%, 3/2/09	1,500	1,500
Tampa Revenue Refunding VRDB, Series 2007, Volunteers of America (Regions Bank LOC), 1.17%, 3/9/09	1,000	1,000

		82,099

Georgia - 7.9%
Appling County Development Authority PCR Bonds, Series 1997, Georgia Power Co. Plant Hatch Project (Georgia Power Gtd.), 0.56%, 3/2/09	16,600	16,600
Burke County Development Authority PCR Bonds, Series 1992, First Series, Georgia Power Plant Vogtle Project (Georgia Power Gtd.), 0.56%, 3/2/09	6,300	6,300
Fulco Hospital Authority Revenue VRDB, Series 1999, Revenue Anticipation Certificates, Piedmont Hospital Project (SunTrust Bank LOC), 0.57%, 3/9/09	8,400	8,400
Fulton County Development Authority Revenue Bonds, Series 1999, Alfred and Adele Davis (Branch Banking & Trust Co. LOC), 0.68%, 3/9/09	11,845	11,845
Fulton County Development Authority Revenue VRDB, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC), 0.62%, 3/9/09	1,350	1,350
Fulton County Residential Care Facilities Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Bank of Scotland PLC LOC), 0.62%, 3/9/09	800	800
Macon-Bibb County Hospital Authority Revenue VRDB, Series 2003, Revenue Anticipation Certificates, Medical Center of Central Georgia (SunTrust Bank LOC), 0.62%, 3/9/09	3,420	3,420
Macon Lease Revenue Refunding Bonds, Series 2004, Bibb County School District Project, 0.70%, 3/9/09	1,850	1,850
Private Colleges and Universities Authority Revenue VRDB, Series 2008A, Emory University, 1.75%, 7/7/09	3,000	3,000
Richmond County Development Authority Revenue Bonds, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC), 0.52%, 3/9/09	7,500	7,500
Richmond County Hospital Authority Revenue Bonds, Series 2003, Revenue Anticipation Certificates, University Health Services, Inc. Project (SunTrust Bank LOC), 0.62%, 3/9/09	6,050	6,050

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Georgia - 7.9% continued
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.), 0.67%, 3/9/09	$7,220	$7,220
State of Georgia G.O. VRDB, Series 2006 H-1, 0.90%, 3/9/09	20,446	20,446

		94,781

Illinois - 10.9%
Arlington Heights Multifamily Housing Revenue Refunding VRDB, Series 1997, Dunton Tower Apartments Project (Marshall & Ilsley Bank LOC), 1.41%, 3/9/09	3,890	3,890
Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC), 0.65%, 3/2/09	800	800
City of Chicago G.O. Refunding VRDB, Series 2007-E, 0.53%, 3/2/09	14,000	14,000
City of Springfield Community Improvement Revenue VRDB, Series 2007A, Abraham Lincoln (Harris N.A. LOC), 0.62%, 3/9/09	5,000	5,000
Illinois Educational Facilities Authority Revenue Bonds, Series A, Illinois Institute of Technology Student Housing (Harris N.A. LOC), 0.71%, 3/9/09	7,900	7,900
Illinois Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago, 1.95%, 5/5/09	3,000	3,000
Illinois Finance Authority Revenue Bonds, Put Option, Series 2005, Mercy Alliance Project (Marshall & Ilsley Bank LOC), 2.30%, 3/9/09	5,255	5,255
Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC), 0.58%, 3/9/09	50,600	50,600
Illinois Finance Authority Revenue VRDB, Series 2006B, Montgomery Place (Fifth Third Bank LOC), 2.70%, 3/9/09	1,045	1,045
Illinois Finance Authority Revenue VRDB, Series 2008, Marwen Foundation Project (Bank of New York LOC), 0.65%, 3/9/09	5,080	5,080
Illinois Finance Authority Revenue VRDB, Series A, Central DuPage Health, 0.60%, 3/2/09	7,315	7,315
Illinois International Port District Revenue Refunding VRDB, Series 2003 (Bank of America N.A. LOC), 2.35%, 3/9/09	3,000	3,000
Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority, 3.50%, 3/9/09	2,300	2,300
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 1.13%, 3/9/09	6,000	6,000
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC), 0.70%, 3/9/09	9,500	9,500
Peoria IDR Bonds, Series 1997, Peoria Production Shop Project (JPMorgan Chase Bank LOC), 1.13%, 3/9/09	555	555
Will County Revenue VRDB, Series 2004, Joliet Catholic Academy Project (Harris N.A. LOC), 0.62%, 3/9/09	6,250	6,250

		131,490

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Indiana - 1.8%
Indiana Bond Bank Revenue Notes, Series 2008-A, Midyear Funding Program Notes, 3.00%, 5/28/09	$5,000	$5,014
Indiana Bond Bank Revenue Notes, Series 2009-A, Advance Funding Program Notes, 2.00%, 1/5/10	5,000	5,038
Indiana Finance Authority Health System Revenue Refunding VRDB, Series 2008-I, Sisters of St. Francis (Wells Fargo Bank N.A. LOC), 0.54%, 3/9/09	3,600	3,600
Indiana Finance Authority Health System Revenue VRDB, Series 2008-G, Sisters of St. Francis Health (Bank of New York LOC), 0.40%, 3/9/09	5,250	5,250
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC), 1.40%, 3/2/09	900	900
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC), 0.65%, 3/9/09	1,146	1,146
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 2.00%, 3/2/09	700	700

		21,648

Iowa - 1.1%
Iowa Finance Authority Revenue VRDB, Series 2000, YMCA and Rehab Center Project (Bank of America N.A. LOC), 0.70%, 3/9/09	2,100	2,100
Iowa Finance Authority Revenue VRDB, Series 2003A, St. Luke’s Health Foundation of Sioux City Project (General Electric Capital Corp. LOC), 0.62%, 3/9/09	3,100	3,100
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.57%, 3/9/09	2,895	2,895
Iowa State School Cash Anticipation Program, Warrant Certificates, Series 2008-A (FSA Corp. Insured), 3.50%, 6/25/09	5,000	5,027

		13,122

Kansas - 0.4%
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 0.58%, 3/9/09	4,635	4,635

Kentucky - 1.0%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 0.60%, 3/9/09	2,050	2,050
Kentucky Asset Liability Commission General Fund TRANS, Series 2008-A, 3.00%, 6/25/09	5,000	5,019
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC), 0.57%, 3/9/09	4,015	4,015
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 0.60%, 3/9/09	440	440

		11,524

Louisiana - 1.8%
Jefferson Parish Hospital Revenue Refunding VRDB, Series 2004, East Jefferson General Hospital (JPMorgan Chase Bank LOC), 1.13%, 3/9/09	1,700	1,700

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Louisiana - 1.8% continued
Lake Charles Harbor & Terminal District Revenue Bonds, Cogeneration Project (Rabobank Group GIC), 2.25%, 3/15/09	$20,000	$20,000

		21,700

Maryland - 4.4%
Maryland State Community Development Administration Department of Housing and Community Development Revenue VRDB, Series 2008-F, Multifamily (FHLMC Insured), 0.62%, 3/9/09	3,100	3,100
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Pooled Loan Program (JPMorgan Chase Bank LOC), 0.47%, 3/9/09	10,000	10,000
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series 2003-B, Sheppard Pratt (SunTrust Bank LOC), 0.62%, 3/9/09	5,000	5,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 0.65%, 3/9/09	11,680	11,680
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 0.57%, 3/9/09	11,400	11,400
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-H, University of Maryland Medical System (Manufacturers & Traders Trust Co. LOC), 0.67%, 3/9/09	12,000	12,000

		53,180

Massachusetts - 3.5%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC), 0.69%, 3/9/09	2,900	2,900
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC), 0.69%, 3/9/09	23,355	23,355
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 0.49%, 3/9/09	800	800
Massachusetts State G.O. RANS, Series 2008-B, 4.00%, 4/30/09	10,000	10,029
Massachusetts State G.O. VRDB, Series B, 0.50%, 3/2/09	3,100	3,100
Massachusetts State Water Resources Authority Revenue Refunding VRDB, Series 2008-F, 0.35%, 3/9/09	1,500	1,500

		41,684

Michigan - 1.6%
Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Series 2001A, Vista Grande Villa (Bank of America N.A. LOC), 0.45%, 3/2/09	4,400	4,400
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Limited Obligation, Holland Home (Bank of America N.A. LOC), 0.57%, 3/9/09	1,275	1,275
Michigan Municipal Bond Authority Revenue BANS, Series 2009, Clean Water, 3.00%, 7/15/09	4,200	4,233
State of Michigan G.O. Notes, Series 2008-A, 3.00%, 9/30/09	10,000	10,054

		19,962

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Minnesota - 0.8%
Minnesota Agricultural and Economic Development Board Revenue VRDB, Series 2008 C-4, Health Care Facilities - Essentia (Assured Guaranty Insured), 0.60%, 3/2/09	$3,100	$3,100
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.70%, 3/2/09	1,175	1,175
Rochester Health Care Facilities Revenue VRDB, Series E, Mayo Clinic, 1.68%, 5/7/09	5,000	5,000

		9,275

Mississippi - 3.3%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project, 0.57%, 3/2/09	11,200	11,200
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007, Petal Gas Storage LLC Project (SunTrust Bank LOC), 0.62%, 3/9/09	6,800	6,800
Mississippi Business Finance Corp. Revenue VRDB, Series 2007, Gulfport Promenade Project (Regions Bank LOC), 1.17%, 3/9/09	7,000	7,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2008, Promenade D Iberville Project (Wachovia Bank N.A. LOC), 0.58%, 3/9/09	15,000	15,000

		40,000

Missouri - 1.5%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 0.65%, 3/2/09	370	370
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC), 0.66%, 3/9/09	1,800	1,800
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series C-2, Ascension Health, 1.75%, 3/3/09	5,000	5,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 0.65%, 3/2/09	2,415	2,415
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, Missouri Baptist College (U.S. Bank N.A. LOC), 0.55%, 3/2/09	2,100	2,100
St. Louis County IDA Revenue Bonds, Series 2008-A, International Lutheran Laymens Project (Fifth Third Bank LOC), 2.55%, 3/2/09	7,055	7,055

		18,740

Nevada - 0.2%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.57%, 3/9/09	2,800	2,800

New Hampshire - 1.2%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter (Bank of America N.A. LOC), 0.57%, 3/9/09	14,665	14,665

New Jersey - 1.2%
New Jersey TRANS, Series 2008-A, 3.00%, 6/25/09	15,000	15,066

New Mexico - 0.8%
New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 B-2, Sub Lien (UBS AG LOC), 0.57%, 3/9/09	9,200	9,200

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
North Carolina - 2.1%
Charlotte G.O. VRDB, 0.65%, 3/9/09	$5,700	$5,700
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC), 0.65%, 3/9/09	9,300	9,300
North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series 2009-B, Wakemed (Wachovia Bank N.A. LOC), 0.58%, 3/9/09	9,400	9,400
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 0.69%, 3/9/09	800	800

		25,200

Ohio - 0.5%
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (Citibank N.A. LOC), 0.53%, 3/9/09	95	95
Middletown Development Revenue Bonds, Series 2003, Bishop Fenwick High School Project (JPMorgan Chase Bank LOC), 0.58%, 3/9/09	2,445	2,445
Ohio State Air Quality Development Authority Revenue Refunding VRDB, Series 2006A, Pollution Control, Firstenergy (KeyBank N.A. LOC), 0.70%, 3/9/09	300	300
Ohio State Higher Educational Facility Commission Revenue VRDB, Series 2008 B-2, Cleveland Clinic, 0.40%, 3/2/09	1,900	1,900
Ohio State Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC), 0.60%, 3/9/09	700	700

		5,440

Oklahoma - 0.4%
Oklahoma Water Resource Board State Loan Program Revenue VRDB, 1.65%, 3/2/09	4,785	4,785

Oregon - 0.4%
State of Oregon G.O., TRANS, Series 2008-A, 3.00%, 6/30/09	5,000	5,021

Pennsylvania - 1.1%
Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC), 0.57%, 3/9/09	6,000	6,000
Southcentral General Authority Revenue VRDB, Series 2008-B, Wellspan Health Obligation Group (Royal Bank of Scotland PLC LOC), 0.62%, 3/9/09	6,000	6,000
Series 2008-D, Wellspan Health Obligation Group (SunTrust Bank LOC), 0.59%, 3/9/09	1,600	1,600

		13,600

South Carolina - 1.0%
Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured), 2.75%, 3/9/09	12,500	12,500

Tennessee - 2.2%
Chattanooga Health Educational and Housing Facility Board Revenue VRDB, Series 2004A, Tennessee Health Program-Cumberland Medical (AmSouth Bank Birmingham LOC), 1.10%, 3/9/09	8,100	8,100
Clarksville Public Building Authority Revenue Bonds, Series 2003, Pooled Financing Tennessee Municipal Bond Fund (Bank of America N.A. LOC), 0.60%, 3/2/09	1,500	1,500
Metropolitan Government Nashville and Davidson County Heath and Educational Facilities Board Revenue Refunding VRDB, Series 2002, Timberlake Project, Multifamily (FNMA Insured), 0.65%, 3/9/09	7,450	7,450

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Tennessee - 2.2% continued
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC), 0.82%, 3/9/09	$1,300	$1,300
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1) 0.67%, 3/9/09	5,390	5,390
Williamson County IDB Revenue Bonds, Series 2003, Currey Ingram Academy Project (SunTrust Bank LOC), 0.73%, 3/9/09	2,160	2,160

		25,900

Texas - 14.3%
Granbury Independent School District G.O., Series 1999 SG-129 (PSF of Texas Gtd.), (1) 0.67%, 3/9/09	4,815	4,815
Grand Prairie Independent School District G.O. VRDB, Building Bonds (PSF of Texas Gtd.), 1.90%, 8/1/09	5,000	5,000
Gulf Coast Waste Disposal Authority PCR Refunding Bonds, Exxon Project, 0.30%, 3/2/09	6,500	6,500
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Series 2008-A, Texas Medical Center (JPMorgan Chase Bank LOC), 0.60%, 3/2/09	6,300	6,300
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital, 0.50%, 3/2/09	24,000	24,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series 2006B (BNP Paribas LOC), 0.65%, 3/9/09	3,200	3,200
Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.), 1.85%, 6/15/09	10,000	10,000
Irving Independent School District G.O., VRDB, Series 2004-B (PSF of Texas Gtd.), 1.85%, 8/1/09	15,850	15,850
Oakbend Medical Center Revenue VRDB, Series 2008 (Regions Bank LOC), 0.75%, 3/2/09	14,000	14,000
Princeton Independent School District G.O., Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), (1) 0.73%, 3/9/09	4,750	4,750
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC), 0.57%, 3/9/09	3,990	3,990
Texas TRANS, Series 2008, 3.00%, 8/28/09	40,000	40,276
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien, 0.45%, 3/2/09	26,376	26,376
Waco Educational Finance Corp. Revenue Refunding VRDB, Series 2008-A, Baylor University, 0.53%, 3/9/09	7,900	7,900

		172,957

Utah - 1.7%
Murray City Hospital Revenue VRDB, Series 05-D, IHC Health Services, Inc., 0.40%, 3/2/09	5,000	5,000

MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Utah - 1.7% continued
Salt Lake Valley Fire Service Area TRANS, Series 2009, 1.50%, 12/31/09	$3,000	$3,014
Utah Water Finance Agency Revenue VRDB, Series 2008-B, (1) 0.72%, 3/9/09	3,900	3,900
Series 2008 B-3, 0.72%, 3/9/09	8,500	8,500

		20,414

Virginia - 2.9%
Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC), 0.45%, 3/2/09	15,200	15,200
Charlottesville IDA Educational Facilities Revenue Bonds, Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC), 0.58%, 3/9/09	20,120	20,120

		35,320

Washington - 4.2%
Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-1, Project 3, 1.60%, 3/9/09	17,000	17,000
Washington State Health Care Facilities Authority Revenue Bonds, Series 05-C-1, Overlake Hospital Medical Center (KeyBank N.A. LOC), 0.75%, 3/9/09	10,000	10,000
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 0.45%, 3/2/09	20,010	20,010
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC), 0.59%, 3/9/09	2,045	2,045
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC), 0.70%, 3/9/09	1,865	1,865

		50,920

West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2009-A, West Virginia United Health (Branch Banking & Trust Co. LOC), 0.55%, 3/9/09	3,700	3,700

Wisconsin - 1.9%
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2008 B-3, Marquette University (JPMorgan Chase Bank LOC), 0.67%, 3/9/09	4,100	4,100
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2005, Lutheran Home, Put Option (Marshall & Ilsley Bank LOC), 2.25%, 3/9/09	4,680	4,680
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2008-B, Medical College (U.S. Bank N.A. LOC), (1) 0.42%, 3/9/09	9,600	9,600
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University (JPMorgan Chase Bank LOC), 0.66%, 3/9/09	4,510	4,510

		22,890

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Wyoming - 0.4%
Lincoln County PCR Bonds,
Series 1994, Pacificorp Project (Wells Fargo Bank N.A. LOC),
0.65%, 3/9/09	$3,200	$3,200
Platte County PCR Bonds, Series 1984A,
Tri-State Generation & Transmission (National Rural Utility Cooperative Finance Co. Gtd.),
1.20%, 3/2/09	1,000	1,000

		4,200

Total Municipal Investments (Cost $1,176,056)		1,176,056

U.S. GOVERNMENT AGENCY - 2.5% (2)
Federal Home Loan Bank - 2.5%
FHLB Discount Note,
0.12%, 3/2/09	30,000	30,000

Total U.S. Government Agency (Cost $30,000)		30,000

Total Investments - 100.0% (Cost $1,206,056) (3)		1,206,056

Other Assets less Liabilities - 0.0%		349

NET ASSETS - 100.0%		$1,206,405

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	The cost for federal income tax purposes was $1,206,056.

Percentages shown are based on Net Assets.

At February 28, 2009, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	6.1%
Educational Services	12.9
Electric Services, Gas and Combined Utilities	9.8
Executive, Legislative and General Government	19.6
General Medical, Surgical and Nursing and Personal Care	10.9
Health Services and Residential Care	22.6
Urban and Community Development, Housing Programs and Social Services	9.3
All other sectors less than 5%	8.8

Total	100.0%

MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

Valuation Level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	1,206,056	—
Level 3	—	—

Total	$1,206,056	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

BANS    Bond Anticipation Notes

COPS    Certificates of Participation

FHLB    Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA    Fannie Mae

FSA    Financial Security Assurance

GIC    Guaranteed Investment Contract

G.O.    General Obligation

Gtd.    Guaranteed

IDA    Industrial Development Authority

IDB    Industrial Development Board

IDR    Industrial Development Revenue

LOC    Letter of Credit

PCR    Pollution Control Revenue

PSF    Permanent School Fund

RANS    Revenue Anticipation Notes

SGB    Societe Generale Bank

Soc Gen    Societe Generale

STARS    Short Term Adjustable Rate Securities

TANS    Tax Anticipation Notes

TRANS    Tax and Revenue Anticipation Notes

TSB    Trustee Savings Bank

VRDB    Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0%
Alabama - 0.7%	—	—
Birmingham Medical Clinic Board Revenue Bonds,
University of Alabama Health Services (SunTrust Bank LOC),
0.62%, 3/9/09	$4,000	$4,000
Chatom IDB Revenue VRDB,
Series A (National Rural Utility Cooperative Finance Co. Gtd.),
4.25%, 8/1/09	4,000	4,000
Columbia IDB PCR Refunding Bonds,
Series 1995-C, Alabama Power Co. Project (Alabama Power Gtd.),
0.50%, 3/2/09	10,000	10,000
Health Care Authority for Baptist Revenue VRDB, Series 2006-C
(AmSouth Bank Birmingham LOC),
0.62%, 3/9/09	11,400	11,400
West Jefferson IDB PCR Refunding Bonds,
Series 1998, Alabama Power Co. Project,
0.67%, 3/9/09	10,000	10,000

		39,400

Alaska - 0.3%
Valdez Marine Terminal Revenue Refunding Bonds,
Series 1993A, Exxon Pipeline Co. Project,
0.35%, 3/2/09	16,000	16,000

Arizona - 1.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1,
The Terraces Project (Lloyds TSB Bank LOC),
0.58%, 3/9/09	3,255	3,255
Arizona Health Facilities Authority Revenue Refunding Bonds, Series 2007,
The Terraces Project (Lloyds TSB Bank LOC),
0.57%, 3/9/09	1,900	1,900
Arizona Health Facilities Authority Revenue VRDB, Series 2002,
Royal Oaks Project (Bank of America N.A. LOC),
0.57%, 3/9/09	17,500	17,500
Arizona Health Facilities Authority Revenue VRDB,
Series 2008-B, Banner Health (Bank of Nova Scotia LOC),
0.65%, 3/9/09	1,720	1,720
Arizona School District TANS Financing Program COPS,
Series 2008,
3.00%, 7/30/09	9,000	9,050
Pima County IDA Revenue VRDB, Series 2002A,
Senior Living Facilities La Posada (Bank of America N.A. LOC),
0.57%, 3/9/09	16,745	16,745
Salt River Project Agricultural Improvement and Power District Electric
System Revenue Bonds, Citigroup ROCS RR-II-R-12029, (1)
1.00%, 3/9/09	6,890	6,890
Yuma IDA Hospital Revenue VRDB,
Series 2008, Yuma Regional Medical Center (JPMorgan Chase Bank LOC), (1)
0.70%, 3/9/09	300	300

		57,360

California - 1.8%
Antelope Valley-East Kern Water Agency COPS VRDB,
Series 2008 A-2 (Wells Fargo Bank N.A. LOC),
0.37%, 3/9/09	8,150	8,150
California Educational Facilities Authority Revenue VRDB,
Series 2005B, Pomona College,
0.40%, 3/9/09	3,850	3,850
California Health Facilities Financing Authority Revenue Bonds,
Series B1, Stanford Hospital (FSA Corp. Insured),
1.50%, 3/9/09	15,000	15,000

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
California - 1.8% continued
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-1 (Dexia Credit Local LOC),
0.98%, 3/9/09	$2,200	$2,200
Subseries G3 (FSA Corp. Insured),
1.25%, 3/9/09	900	900
California State Economic Recovery G.O. VRDB,
Series 2004C-5,
0.85%, 3/2/09	10,000	10,000
Series 2004C-16 (FSA Corp. Insured),
2.00%, 3/9/09	8,410	8,410
California State G.O. VRDB, Series A, Subseries A-3
(Bank of America N.A. LOC),
0.48%, 3/9/09	3,030	3,030
East Bay Municipal Utility District Water System Revenue Refunding VRDB,
Subseries A-3,
1.25%, 3/9/09	5,800	5,800
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB,
Series 2002, Grand Promenade Project (FHLMC Gtd.),
0.41%, 3/9/09	16,000	16,000
Metropolitan Water District of Southern California Waterworks Revenue Bonds,
Series 1999B,
0.35%, 3/9/09	5,500	5,500
Metropolitan Water District of Southern California Waterworks Revenue VRDB,
Series 2001C-1,
0.30%, 3/2/09	7,800	7,800
Series 2003B-3,
0.45%, 3/2/09	10,000	10,000
Orange County Housing Authority Development Revenue Refunding VRDB,
Series 1998 I, Oasis Martinique (FNMA Gtd.),
0.42%, 3/9/09	900	900

		97,540

Colorado - 2.7%
Base Village Metropolitan District Number 2 G.O. VRDB,
Limited Tax, Junior Series 2008-B (U.S. Bank N.A. LOC),
0.67%, 3/9/09	6,510	6,510
Castle Pines North Metropolitan District G.O. Refunding VRDB, Series 2006-C,
Limited Tax (U.S. Bank N.A. LOC),
0.70%, 3/9/09	2,905	2,905
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Concordia University Irvine Project (U.S. Bank N.A. LOC),
0.75%, 3/2/09	3,825	3,825
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Immanuel Lutheran School Project (Bank of America N.A. LOC),
0.75%, 3/2/09	6,240	6,240
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC),
0.57%, 3/9/09	6,880	6,880
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC),
0.75%, 3/9/09	7,805	7,805
Colorado Health Facilities Authority Revenue Refunding VRDB,
Series 2008, The Evangelical (U.S. Bank N.A. LOC),
0.62%, 3/9/09	3,000	3,000
Colorado Health Facilities Authority Revenue VRDB, Series 2002,
Sisters of Charity Leavenworth Health,
0.61%, 3/9/09	2,500	2,500

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Colorado - 2.7% continued
Colorado Health Facilities Authority Revenue VRDB, Series 2002,
Total Long Term Care Project (U.S. Bank N.A. LOC),
0.61%, 3/9/09	$2,780	$2,780
Colorado Health Facilities Authority Revenue VRDB, Series 2004B,
Adventist Health System Sunbelt (SunTrust Bank LOC),
0.57%, 3/9/09	10,585	10,585
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A,
Golden West Manor (U.S. Bank N.A. LOC),
0.70%, 3/9/09	2,580	2,580
Colorado Health Facilities Authority Revenue VRDB, Series 2008,
Frasier Meadows Community Project (JPMorgan Chase Bank LOC),
0.57%, 3/9/09	3,200	3,200
Colorado Springs School District Number 11 Facilities Corp. Refunding COPS,
Series 2004 (FSA Corp. Insured),
1.75%, 3/9/09	3,375	3,375
Colorado Springs Utilities System Revenue VRDB,
Series 2007-A,
1.42%, 3/9/09	34,215	34,215
Denver City and County Multifamily Housing Revenue Bonds,
Series 1985, Ogden Residences Project (CALYON LOC),
1.00%, 3/2/09	1,700	1,700
Denver Urban Renewal Authority Tax Increment Revenue VRDB,
Series 2008 A-2, Tax Allocation, Stapleton (U.S. Bank N.A. LOC),
0.60%, 3/9/09	800	800
Larkridge G.O. VRDB, Series 2004,
Metropolitan District Number 1 (U.S. Bank N.A. LOC),
0.65%, 3/9/09	10,000	10,000
Steamboat Springs Redevelopment Authority Tax Increment Revenue Bonds,
Series 2007, Base Area Redevelopment Project (Wells Fargo Bank N.A. LOC),
0.60%, 3/9/09	5,900	5,900
Telluride Excise Tax Revenue VRDB, Series 2007,
VY Floor Open Space Project (KeyBank N.A. LOC),
1.55%, 3/9/09	8,660	8,660
Traer Creek Metropolitan District Revenue VRDB, Series 2002, Avon
(BNP Paribas LOC),
0.80%, 3/9/09	13,855	13,855
Traer Creek Metropolitan District Revenue VRDB,
Series 2004 (BNP Paribas LOC),
0.80%, 3/9/09	10,200	10,200

		147,515

District of Columbia - 1.9%
District of Columbia G.O.,
Citi ROCS RR-II-R-11180WF (Wells Fargo & Co. Gtd.), (1)
0.72%, 3/9/09	16,300	16,300
District of Columbia G.O. Refunding VRDB,
Series 2008-C (Dexia Credit Local LOC),
1.25%, 3/9/09	12,000	12,000
Series D (Dexia Credit Local LOC),
1.20%, 3/9/09	20,000	20,000
District of Columbia Revenue VRDB, Series 2001,
Henry J. Kaiser Foundation,
0.67%, 3/9/09	4,700	4,700
District of Columbia Revenue VRDB, Series 2003,
American Psychological Association Project (Bank of America N.A. LOC),
0.67%, 3/9/09	2,350	2,350
District of Columbia Revenue VRDB, Series 2007,
Preparatory Academy (Manufacturers & Traders Trust Co. LOC),
0.72%, 3/9/09	9,580	9,580

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
District of Columbia - 1.9% continued
District of Columbia Revenue VRDB, Series 2008,
American Legacy Foundations,
1.17%, 3/9/09	$6,000	$6,000
Washington, District of Columbia Metro Area Transportation Authority Revenue
Municipal CP Notes, Series 2006-A (Wachovia Bank N.A. LOC),
0.40%, 3/6/09	33,900	33,900

		104,830

Florida - 9.6%
Broward County Educational Facilities Authority Revenue Bonds,
City College Project (Citibank N.A. LOC),
0.57%, 3/9/09	10,795	10,795
Charlotte County Utility Revenue Refunding VRDB, Series 2003A
(FSA Corp. Insured),
2.50%, 3/9/09	5,400	5,400
Citizens Property Insurance Corp. Revenue Notes,
Series 2008 A-2, Senior Secured,
4.50%, 6/1/09	43,500	43,608
Florida Keys Aqueduct Authority Water Revenue Refunding VRDB,
Series 2008 (Toronto-Dominion Bank LOC),
0.54%, 3/9/09	10,500	10,500
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985,
Huntington (FHLMC Gtd.),
0.68%, 3/9/09	4,000	4,000
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985,
River Oaks (FHLMC Insured),
0.62%, 3/9/09	4,200	4,200
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Series 1998,
South Pointe Project (FNMA Insured),
0.67%, 3/9/09	3,900	3,900
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2004,
Maitland Apartments (FHLMC Gtd.),
0.64%, 3/9/09	19,575	19,575
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series C,
Monterey Lake (FHLMC LOC),
0.67%, 3/9/09	7,325	7,325
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series K,
Reflections (FHLMC Gtd.),
0.65%, 3/9/09	13,500	13,500
Florida Multifamily Housing Finance Corp. Revenue VRDB, Series 2008 L,
Hudson Ridge Apartments (FHLB LOC),
0.69%, 3/9/09	11,250	11,250
Florida State Board of Education G.O.,
Eagle 720050054 - Class A, (1)
0.69%, 3/9/09	10,000	10,000
Gainesville Utility System Revenue VRDB,
Series 2008-B,
0.47%, 3/9/09	7,330	7,330
Halifax Hospital Medical Center Revenue Refunding VRDB,
Series 2008 (Wachovia Bank N.A. LOC),
0.58%, 3/9/09	50,500	50,500
Hernando County IDR VRDB,
Series 2008, Goodwill Industries-Suncoast, Inc. (SunTrust Bank LOC),
0.62%, 3/9/09	5,000	5,000
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A,
Adventist Health (FSA Corp. Insured),
3.00%, 3/9/09	32,236	32,236
Highlands County Health Facilities Authority Revenue VRDB,
Series 1996A, Adventist/Sunbelt (SunTrust Bank LOC),
0.57%, 3/9/09	19,460	19,460

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Florida - 9.6% continued
Highlands County Health Facilities Authority Revenue VRDB,
Series 1997A, Adventist Health System (SunTrust Bank LOC),
0.57%, 3/9/09	$14,135	$14,135
Series 2003B, Adventist Health System (SunTrust Bank LOC),
0.65%, 3/9/09	17,450	17,450
Series 2007 A-2, Adventist Health System,
0.67%, 3/9/09	10,000	10,000
Highlands County Health Facilities Authority Revenue VRDB,
Series A, Adventist (SunTrust Bank LOC),
0.62%, 3/9/09	10,000	10,000
Series B, Adventist (SunTrust Bank LOC),
0.62%, 3/9/09	10,000	10,000
Jacksonville Transportation Revenue VRDB,
Series 2008-B,
1.60%, 3/9/09	13,500	13,500
Lakeland Energy System Revenue Refunding VRDB,
Series 2008-A (BNP Paribas LOC),
0.40%, 3/9/09	15,000	15,000
Lee County Multifamily HFA Revenue Refunding Bonds,
Series 1995-A, Forestwood Apartments Project (FNMA Gtd.),
0.61%, 3/9/09	11,085	11,085
Leesburg Hospital Revenue Refunding VRDB,
Series 2008-A, Leesburg Regional (Regions Bank LOC),
1.17%, 3/9/09	4,655	4,655
Marion County Hospital District Revenue Bonds, Series 2000,
Munroe Regional Health System (AmSouth Bank Birmingham LOC),
0.62%, 3/9/09	6,800	6,800
Orange County Health Facilities Authority Revenue VRDB,
Series 2008-D, Orlando Regional (SunTrust Bank LOC),
0.60%, 3/2/09	2,800	2,800
Orange County Multifamily HFA Revenue Refunding VRDB,
Series 1997, Post Fountains Project (FNMA Gtd.),
0.62%, 3/9/09	2,550	2,550
Orange County School Board COPS VRDB,
Series 2008-B (Assured Guaranty Insured),
1.85%, 3/9/09	6,300	6,300
Orlando and Orange County Expressway Authority Revenue Refunding VRDB,
Subseries 2008-B2 (SunTrust Bank LOC),
0.57%, 3/9/09	20,000	20,000
Orlando Utilities Commission Water and Electric Revenue VRDB,
Series 2002-B,
0.62%, 3/9/09	21,000	21,000
Palm Beach County School Board COPS, Series 2002B
(FSA Corp. Insured),
3.10%, 3/9/09	7,975	7,975
Pinellas County Health Facility Authority Revenue Refunding VRDB,
Series 2004, Bayfront Projects (SunTrust Bank LOC),
0.60%, 3/2/09	9,200	9,200
St. Petersburg Health Facilities Authority Revenue VRDB,
Series 2005-A-1, Children’s Hospital (Wachovia Bank N.A. LOC),
0.68%, 3/9/09	4,500	4,500
Sunshine Government Finance Authority CP,
Series L, Miami-Dade,
3.00%, 3/3/09	80,200	80,200
Volusia County Multifamily HFA Revenue Refunding Bonds,
Series 2002, Anatole Apartments (FNMA Insured),
0.62%, 3/9/09	1,150	1,150

		526,879

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Georgia - 2.0%
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.), 0.64%, 3/9/09	$1,500	$1,500
Cobb County Kennestone Hospital Authority Revenue VRDB, Series A, Certificates (SunTrust Bank LOC), 0.82%, 3/9/09	20,000	20,000
Cobb County Multifamily Housing Authority Revenue Bonds, Post Mill Project (FNMA Gtd.), 0.67%, 3/9/09	2,000	2,000
Cobb County Multifamily Housing Authority Revenue Refunding VRDB, Series 1999, Six Flags Association (FHLMC LOC), 0.67%, 3/9/09	5,290	5,290
Cobb County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured), 0.67%, 3/9/09	3,300	3,300
Fayette County Hospital Authority Revenue VRDB, Series 2007, RANS, Fayette Community Hospital Project (SunTrust Bank LOC), 0.62%, 3/9/09	8,000	8,000
Floyd County Development Authority Revenue VRDB, Series 2000, Darlington School Project (SunTrust Bank LOC), 0.72%, 3/9/09	2,600	2,600
Fulco Hospital Authority Revenue VRDB, Series 1999, Revenue Anticipation Certificates, Piedmont Hospital Project (SunTrust Bank LOC), 0.57%, 3/9/09	5,300	5,300
Fulton County Development Authority Revenue VRDB, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC), 0.62%, 3/9/09	1,500	1,500
Gainesville and Hall County Development Authority Economic Development Corp. Revenue VRDB, Series 2007 (Dexia Credit Local LOC), 1.42%, 3/9/09	6,365	6,365
Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 0.60%, 3/9/09	7,400	7,400
Monroe Country Development Authority PCR VRDB, Scherer Project, 0.61%, 3/2/09	3,900	3,900
Private Colleges and Universities Authority Revenue VRDB, Series 2008A, Emory University, 1.75%, 7/7/09	6,000	6,000
Series C4, Emory University, 0.40%, 3/9/09	12,400	12,400
Richmond County Development Authority Revenue Bonds, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC), 0.52%, 3/9/09	6,800	6,800
Richmond County Hospital Authority Revenue Bonds, Series 2003, Revenue Anticipation Certificates, University Health Services, Inc. Project (SunTrust Bank LOC), 0.62%, 3/9/09	3,750	3,750
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 1994, Wood Crossing Project (FHLMC LOC), 0.61%, 3/9/09	3,300	3,300
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 1996, Azalea Park Apartments (FNMA Insured), 0.67%, 3/9/09	5,400	5,400
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 2002, Chambrel at Roswell Project (FNMA Gtd.), 0.65%, 3/9/09	2,100	2,100

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Georgia - 2.0% continued
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.), 0.67%, 3/9/09	$1,450	$1,450
State of Georgia G.O. VRDB, Series 2006 H-1, 0.90%, 3/9/09	1,283	1,283

		109,638

Hawaii - 0.1%
Hawaii State Multifamily Housing Finance and Development Corp. Revenue VRDB, Series 2008, Lokahi Ka’u, 0.65%, 3/9/09	5,200	5,200

Idaho - 0.1%
Idaho Housing and Finance Association Nonprofit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC), 0.57%, 3/9/09	5,000	5,000

Illinois - 9.3%
Bridgeview G.O. Refunding VRDB, Series 2008 A-2 (Harris N.A. LOC), 0.82%, 3/9/09	17,500	17,500
Chicago Multifamily Housing Revenue VRDB, Series 2008-B, Hollywood House Apartments (Harris N.A. LOC), 0.78%, 3/9/09	3,350	3,350
Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC), 0.65%, 3/2/09	7,400	7,400
City of Aurora Revenue VRDB, Series 2003, Community Counseling Center of Fox Valley Project (Harris N.A. LOC), 0.62%, 3/9/09	3,210	3,210
City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured), 1.70%, 3/9/09	34,490	34,490
City of Chicago G.O. Refunding VRDB, Series 2007-E, 0.53%, 3/2/09	4,300	4,300
Crestwood Revenue VRDB, Series 2007, Trinity Christian College (Fifth Third Bank LOC), 2.00%, 3/9/09	14,600	14,600
Illinois Development Finance Authority Revenue Bonds, Series 1998, Glenwood School for Boys (Harris N.A. LOC), 0.65%, 3/9/09	1,400	1,400
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC), 1.41%, 3/9/09	8,255	8,255
Illinois Development Finance Authority Revenue VRDB, Series 2002, Roosevelt University Project (JPMorgan Chase Bank LOC), 0.71%, 3/9/09	10,000	10,000
Illinois Development Finance Authority Revenue VRDB, Series 2003, Mount Carmel High School Project (JPMorgan Chase Bank LOC), 0.71%, 3/9/09	11,900	11,900
Illinois Educational Facilities Authority Revenue Bonds, Series 1985, Cultural Pool (JPMorgan Chase Bank LOC), 0.65%, 3/9/09	10,790	10,790
Illinois Educational Facilities Authority Revenue Bonds, Series 2003B, Augustana College (Harris N.A. LOC), 0.60%, 3/9/09	6,790	6,790
Illinois Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago, 1.95%, 5/5/09	5,000	5,000

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Illinois - 9.3% continued
Illinois Educational Facilities Authority Revenue VRDB, Series 1999A, National Louis University (JPMorgan Chase Bank LOC), 0.65%, 3/9/09	$10,150	$10,150
Illinois Finance Authority PCR Refunding VRDB, Series 2008-F, Commonwealth Edison Co. (Bank of Nova Scotia LOC), 0.63%, 3/9/09	18,200	18,200
Illinois Finance Authority Revenue Bonds, Citigroup Eagle 20060115-Class A, Northwestern University, (1) 0.69%, 3/9/09	8,170	8,170
Illinois Finance Authority Revenue Bonds, Nazareth Academy Project (Harris N.A. LOC), 0.71%, 3/9/09	5,900	5,900
Illinois Finance Authority Revenue Bonds, Northwestern, Citi ROCS RR-II-R-12043, (1) 1.00%, 3/9/09	10,395	10,395
Illinois Finance Authority Revenue Bonds, Put Option, Series 2005, Mercy Alliance Project (Marshall & Ilsley Bank LOC), 2.30%, 3/9/09	11,585	11,585
Illinois Finance Authority Revenue Bonds, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC), 0.71%, 3/9/09	10,100	10,100
Illinois Finance Authority Revenue Bonds, Series 2007, Erikson Project (Bank of America N.A. LOC), 0.65%, 3/9/09	6,000	6,000
Illinois Finance Authority Revenue Bonds, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank LOC), 0.71%, 3/9/09	9,000	9,000
Illinois Finance Authority Revenue Refunding VRDB, Series 2009 A-1, University of Chicago Medical (Wells Fargo Bank N.A. LOC), 0.58%, 3/9/09	3,200	3,200
Series 2009 A-2, University of Chicago Medical (Wells Fargo Bank N.A. LOC), 0.53%, 3/9/09	4,175	4,175
Series 2009 B-2, University of Chicago Medical (Bank of Montreal LOC), 0.57%, 3/2/09	4,700	4,700
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris N.A. LOC), 0.62%, 3/9/09	7,700	7,700
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC), 0.57%, 3/9/09	14,500	14,500
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris N.A. LOC), 0.62%, 3/9/09	12,500	12,500
Illinois Finance Authority Revenue VRDB, Series 2007-B, Sedgebrook, Inc. (Lloyds TSB Bank LOC), 0.57%, 3/9/09	19,420	19,420
Illinois Finance Authority Revenue VRDB, Series 2007 B-1, Northwestern Memorial Hospital, 0.55%, 3/9/09	12,500	12,500
Series 2009 A-2, Northwestern Memorial Hospital, 0.60%, 3/2/09	11,100	11,100
Series 2009 B-2, Northwestern Memorial Hospital, 0.63%, 3/9/09	12,950	12,950
Illinois Finance Authority Revenue VRDB, Series 2008, Rockford Memorial Hospital (JPMorgan Chase Bank LOC), 0.55%, 3/9/09	20,200	20,200

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Illinois - 9.3% continued
Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris N.A. LOC), 0.71%, 3/9/09	$3,000	$3,000
Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC), 0.65%, 3/9/09	8,045	8,045
Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC), 0.58%, 3/9/09	2,300	2,300
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC), 0.57%, 3/9/09	31,250	31,250
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996 B, Franciscan Eldercare Village (Bank of America N.A. LOC), 0.60%, 3/9/09	2,300	2,300
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Citigroup ROCS RR-II-R-11185WF (Wells Fargo & Co. Gtd.), (1) 0.72%, 3/9/09	16,105	16,105
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2, Senior Priority, 2.75%, 3/9/09	33,300	33,300
Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority, 3.50%, 3/9/09	2,200	2,200
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 1.13%, 3/9/09	2,000	2,000
Lake County Multifamily Housing Revenue VRDB, Series 2008, Whispering Oak Apartments Project (FHLMC Gtd.), 0.65%, 3/9/09	3,250	3,250
Lisle Multifamily Housing Revenue Refunding VRDB, Series 1996, Four Lakes Phase V (Bank of America N.A. LOC), 0.65%, 3/9/09	20,000	20,000
Lombard Multifamily Housing Revenue Refunding Bonds, Series 2000, Clover Creek Apartments Project (FNMA LOC), 0.64%, 3/9/09	11,915	11,915
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC), 0.70%, 3/9/09	4,750	4,750
Normal G.O. VRDB, Series 2003, McLean County Project, 0.66%, 3/9/09	1,000	1,000
Oak Forest Revenue Bonds, Series 1989, Homewood Pool – South Suburban Mayors and Managers Association Program (Fifth Third Bank LOC), 2.00%, 3/9/09	13,050	13,050

		505,895

Indiana - 2.3%
Daviess County Economic Development Revenue Refunding and Improvement VRDB, Daviess Community (KeyBank N.A. LOC), 0.70%, 3/9/09	9,800	9,800
Elkhart County Multifamily Housing Revenue VRDB, Series 2008 II-A, Ashton Pine Apartments (FHLB Indianapolis LOC), 0.60%, 3/9/09	8,000	8,000
Indiana Bond Bank Revenue Notes, Series 2008-A, Midyear Funding Program Notes, 3.00%, 5/28/09	10,000	10,028

MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Indiana - 2.3% continued
Indiana Bond Bank Revenue Notes, Series 2009-A, Advance Funding Program Notes, 2.00%, 1/5/10	$20,000	$20,151
Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-A, Clarian Health (Branch Banking & Trust Co. LOC), 0.62%, 3/9/09	14,600	14,600
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005, Harrison County Hospital Project (JPMorgan Chase Bank LOC), 0.65%, 3/2/09	7,900	7,900
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC), 1.40%, 3/2/09	8,600	8,600
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Village Project (Bank of America N.A. LOC), 0.57%, 3/9/09	290	290
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002B Fayette Memorial Hospital Association (U.S. Bank N.A. LOC), 0.65%, 3/2/09	6,615	6,615
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 2.00%, 3/2/09	1,000	1,000
Indiana State Development Finance Authority Revenue VRDB, Series 2003, YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC), 0.58%, 3/9/09	2,800	2,800
Indiana State Finance Authority Revenue Refunding VRDB, Series 2008 D-2, Trinity Health, 0.55%, 3/9/09	5,000	5,000
Indiana State Finance Authority Revenue VRDB, Series 2008 E-3, Ascension Health Senior Center, 0.42%, 3/9/09	10,000	10,000
Indianapolis Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.), 0.65%, 3/9/09	18,000	18,000
Vincennes Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 0.58%, 3/9/09	2,100	2,100

		124,884

Iowa - 1.1%
Grinnell Hospital Revenue Refunding VRDB, Series 2001, Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC), 0.55%, 3/2/09	3,200	3,200
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 0.67%, 3/9/09	6,100	6,100
Iowa Finance Authority Private College Revenue VRDB, Series 2001, Morningside College Project (U.S. Bank N.A. LOC), 0.55%, 3/2/09	4,500	4,500
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2007-C, Edgewater A Wesley (Banco Santander Central Hispano LOC), 0.59%, 3/9/09	20,000	20,000
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.57%, 3/9/09	11,570	11,570
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Series 2006, Private College Facilities, Loras (Bank of America N.A. LOC), 0.45%, 3/2/09	5,400	5,400
Iowa State School Cash Anticipation Program, Warrant Certificates, Series 2008-A (FSA Corp. Insured), 3.50%, 6/25/09	10,000	10,055

		60,825

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Kansas - 1.6%
Kansas Development Finance Authority Multifamily Revenue Refunding VRDB, Chesapeake Apartments Project (FHLMC LOC), 0.66%, 3/9/09	$14,800	$14,800
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 0.58%, 3/9/09	3,360	3,360
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 0.60%, 3/9/09	13,300	13,300
Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 0.70%, 3/9/09	11,800	11,800
Kansas State Department of Transportation Highway Revenue Bonds, Series 2000B1, 0.42%, 3/2/09	15,385	15,385
Series 2000B2, 0.42%, 3/2/09	18,430	18,430
Olathe Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC), 0.63%, 3/9/09	7,780	7,780

		84,855

Kentucky - 2.8%
Boone County PCR Refunding Bonds, Series 2008-A, Duke Energy, Inc. Project (Wells Fargo Bank N.A. LOC), 0.53%, 3/9/09	6,500	6,500
City of Danville Municipal Pooled Lease Program (Fifth Third Bank LOC), 3.00%, 3/3/09	32,020	32,020
(Fifth Third Bank LOC), 1.85%, 3/5/09	51,590	51,590
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 0.60%, 3/9/09	7,800	7,800
Jefferson County Multifamily Housing Revenue Refunding VRDB, Series 2002, Camden Meadows Project (FNMA Insured), 0.63%, 3/9/09	8,200	8,200
Kentucky Asset Liability Commission General Fund TRANS, Series 2008-A, 3.00%, 6/25/09	10,000	10,038
Kentucky Rural Water Finance Corp. Public Project Revenue Construction Notes, Series 2009 B-1, 2.00%, 3/1/10	14,500	14,616
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 0.60%, 3/9/09	9,685	9,685
Warren County Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (Assured Guaranty Insured), 0.67%, 3/9/09	8,555	8,555
Williamstown League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC), 0.60%, 3/9/09	5,000	5,000

		154,004

Louisiana - 2.3%
East Baton Rouge Parish PCR Refunding VRDB, Series 1993, Exxon Project (Exxon Mobil Corp. Gtd.), 0.30%, 3/2/09	9,050	9,050
Lafayette EDA Gulf Opportunity Zone Revenue VRDB, Series 2008, Stirling Lafayette LLC Project (Regions Bank LOC), 1.17%, 3/9/09	22,050	22,050

MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Louisiana - 2.3% continued
Lake Charles Harbor & Terminal District Revenue Bonds, Cogeneration Project (Rabobank Group GIC), 2.25%, 3/15/09	$40,000	$40,000
Louisiana Local Government Environmental Revenue VRDB, Series 2004C, University Monroe (Regions Bank LOC), 1.17%, 3/9/09	9,900	9,900
Louisiana Public Facilities Authority Hospital Revenue Bonds, Series 1985A, Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC), 0.62%, 3/9/09	1,950	1,950
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 0.65%, 3/9/09	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 0.63%, 3/9/09	8,900	8,900
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 2008 D-2, Christus Health (Bank of Nova Scotia LOC), 0.64%, 3/9/09	6,250	6,250
Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC), 0.62%, 3/9/09	10,000	10,000
Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, JPMorgan Putters (JPMorgan Chase and Co. LOC), (1) 0.67%, 3/9/09	11,760	11,760

		127,860

Maryland - 2.5%
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC), 0.67%, 3/9/09	10,980	10,980
Maryland State Community Development Administration Department of Housing Revenue VRDB, Series 2008-G, Kirkwood Multifamily Housing (FHLMC LOC), 0.60%, 3/9/09	8,000	8,000
Maryland State Economic Development Corp. Revenue VRDB, Series 2008-A, Howard Hughes Medical Institute, 0.42%, 3/9/09	9,500	9,500
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Pooled Loan Program (JPMorgan Chase Bank LOC), 0.47%, 3/9/09	29,100	29,100
Maryland State Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 0.65%, 3/9/09	13,700	13,700
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 0.65%, 3/9/09	9,640	9,640
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 0.57%, 3/9/09	11,400	11,400
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking & Trust Co. LOC), 0.65%, 3/9/09	3,000	3,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Suburban Hospital (SunTrust Bank LOC), 0.62%, 3/9/09	5,500	5,500
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-A, University of Maryland System (Citizens Bank of Pennsylvania LOC), 0.57%, 3/9/09	6,500	6,500
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-B, Upper Chesapeake Hospital (Branch Banking & Trust Co. LOC), 0.62%, 3/9/09	11,500	11,500

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Maryland - 2.5% continued
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC), 0.65%, 3/9/09	$870	$870
Prince Georges County Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC), 0.57%, 3/9/09	10,000	10,000
Town of Chestertown Revenue Refunding VRDB, Series 2008-A, Economic Development Project, Washington College (RBS Citizens N.A. LOC), 0.65%, 3/9/09	7,000	7,000

		136,690

Massachusetts - 2.9%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy, 0.62%, 3/9/09	7,800	7,800
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School, 0.69%, 3/9/09	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 0.49%, 3/9/09	7,755	7,755
Massachusetts State Development Finance Agency Revenue VRDB, Series 2008 U-5A, Boston University (RBS Citizens N.A. LOC), 0.38%, 3/2/09	20,500	20,500
Massachusetts State G.O. RANS, Series 2008-B, 4.00%, 4/30/09	38,000	38,111
Massachusetts State G.O. VRDB, Series 2006 A, Consolidated Loans, 1.20%, 3/2/09	1,000	1,000
Massachusetts State G.O. VRDB, Series B, 0.50%, 3/2/09	22,950	22,950
Massachusetts State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2007-B, Suffolk University (JPMorgan Chase Bank LOC), 0.69%, 3/9/09	18,690	18,690
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2007-A, Suffolk University (RBS Citizens N.A. LOC), 0.80%, 3/9/09	17,230	17,230
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-C, Health System (Bank of America N.A. LOC), 0.47%, 3/9/09	8,020	8,020
Massachusetts State Water Resources Authority Revenue Refunding VRDB, Series 2008-A, 1.37%, 3/9/09	1,200	1,200
Series 2008-F, 0.35%, 3/9/09	1,515	1,515
University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, Senior Community Gtd., 0.59%, 3/9/09	5,600	5,600

		160,371

Michigan - 3.5%
Ann Arbor Economic Development Corp. Limited Obligation Revenue Bonds, Series 2000A, Glacier Hills, Inc. Project (JPMorgan Chase Bank LOC), 0.57%, 3/9/09	185	185
Eastern Michigan University Revenue Refunding VRDB, Series 2008 (Dexia Credit Local LOC), 4.00%, 3/9/09	12,300	12,300
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC), 0.63%, 3/9/09	3,075	3,075

MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Michigan - 3.5% continued
Jackson County Hospital Finance Authority Revenue Refunding Bonds, Foote Hospital (Assured Guaranty Insured), 0.80%, 3/9/09	$6,300	$6,300
Kent Hospital Finance Authority Revenue Refunding VRDB, Series 2008-B-1, Spectrum Health (RBS Citizens N.A. LOC), 0.62%, 3/9/09	14,700	14,700
Kentwood Economic Development Corp. Revenue Refunding VRDB, Series 2006B, Limited Obligation, Holland (Bank of America N.A. LOC), 0.57%, 3/9/09	12,275	12,275
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Limited Obligation, Holland Home (Bank of America N.A. LOC), 0.57%, 3/9/09	4,160	4,160
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007A, Limited Obligation, Calvin (JPMorgan Chase Bank LOC), 2.06%, 3/9/09	13,300	13,300
Series 2007B, Limited Obligation, Calvin (JPMorgan Chase Bank LOC), 2.06%, 3/9/09	20,000	20,000
Michigan Municipal Bond Authority Revenue BANS, Series 2009, Clean Water, 3.00%, 7/15/09	16,800	16,933
Michigan Public Educational Facilities Authority Revenue Notes, Series 2008 A-2 (RBS Citizens N.A. LOC), 3.00%, 7/20/09	6,630	6,658
Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital (Assured Guaranty Insured), 0.71%, 3/9/09	20,000	20,000
Michigan State Hospital Finance Authority Revenue VRDB, Series 2002, Hospice of Michigan (Fifth Third Bank LOC), 2.00%, 3/9/09	3,600	3,600
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC), 0.62%, 3/9/09	7,500	7,500
Michigan State Hospital Finance Authority Revenue VRDB, Series 2008 B-4, Ascension Health Senior Center, 0.42%, 3/9/09	17,300	17,300
State of Michigan G.O. Notes, Series 2008-A, 3.00%, 9/30/09	30,000	30,163
Woodhaven Brownstown School District G.O. VRDB, Series 2004B, School Building & Site, 2.08%, 3/9/09	3,660	3,660

		192,109

Minnesota - 2.6%
Bloomington Port Authority Special Tax Revenue Refunding VRDB, Series 1999-B, Mall of America (FSA Corp. Insured), 0.80%, 3/9/09	11,900	11,900
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 0.57%, 3/9/09	3,570	3,570
Minneapolis and St. Paul Housing and Redevelopment Authority Health Care System Revenue VRDB, Series C2, Allina Health (Wells Fargo Bank N.A. LOC), 0.42%, 3/9/09	9,950	9,950
Minneapolis Health Care System Revenue VRDB, Series 2008-E, Fairview Health Services (Wells Fargo Bank N.A. LOC), 0.37%, 3/9/09	6,500	6,500
Minneapolis Revenue Bonds, Series 2003A, Guthrie Theater Project (Wells Fargo Bank N.A. LOC), 0.53%, 3/9/09	900	900

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Minnesota - 2.6% continued
Minneapolis Student Housing Revenue VRDB, Series 2003, Riverton Community Housing Project (Bank of America N.A. LOC), 0.72%, 3/9/09	$6,995	$6,995
Minnesota Agricultural and Economic Development Board Revenue VRDB, Series 2008 C-4, Health Care Facilities - Essentia (Assured Guaranty Insured), 0.60%, 3/2/09	3,600	3,600
Minnesota Agricultural and Economic Development Board Revenue VRDB, YMCA of Metro Minneapolis Project (U.S. Bank N.A. LOC), 0.63%, 3/9/09	3,000	3,000
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2004-A, College Street Scholastica - Six (Marshall & Ilsley Bank LOC), 2.65%, 3/2/09	7,690	7,690
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 20045Z, University St. Thomas (U.S. Bank N.A. LOC), 0.55%, 3/9/09	9,600	9,600
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.70%, 3/2/09	5,345	5,345
Oak Park Heights Multifamily Housing Revenue Refunding VRDB, Series 2005, Boutwells Landing (FHLMC Gtd.), 0.62%, 3/9/09	7,325	7,325
Robbinsdale Multifamily Housing Revenue Refunding VRDB, Series 2004-C, Copperfield Hill (Bank of America N.A. LOC), 0.72%, 3/9/09	3,500	3,500
Rochester Health Care Facilities Revenue VRDB, Series C, Mayo Foundation, 0.25%, 3/9/09	6,500	6,500
Rochester Health Care Facilities Revenue VRDB, Series D, Mayo Clinic, 1.68%, 3/30/09	10,000	10,000
St. Louis Park Revenue Refunding VRDB, Series 2008-A, Park Nicollet (Wells Fargo Bank N.A. LOC), 0.53%, 3/9/09	10,005	10,005
St. Paul Port Authority District Revenue VRDB, Series 2001-1-M (Dexia Credit Local LOC), 2.40%, 3/2/09	1,200	1,200
University of Minnesota Revenue VRDB, Series 2001C, 0.35%, 3/9/09	35,000	35,000

		142,580

Mississippi - 1.6%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007, SG Resources Mississippi LLC Project (SunTrust Bank LOC), 0.62%, 3/9/09	10,000	10,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project, 0.57%, 3/2/09	14,700	14,700
Series 2007-E, Chevron USA, Inc. Project, 0.50%, 3/2/09	19,500	19,500
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC), 0.67%, 3/9/09	12,935	12,935
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, PSL North America LLC (JPMorgan Chase Bank LOC), 0.57%, 3/9/09	8,300	8,300
Mississippi Business Finance Corp. Revenue VRDB, Series 2008, Promenade D Iberville Project (Wachovia Bank N.A. LOC), 0.58%, 3/9/09	10,000	10,000

MONEY MARKET PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Mississippi - 1.6% continued
Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Mississippi Health, 0.50%, 3/9/09	$4,968	$4,968
Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Series 2006, Mississippi Baptist Health System (AmSouth Bank Birmingham LOC), 1.17%, 3/9/09	8,500	8,500

		88,903

Missouri - 3.7%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 0.65%, 3/2/09	4,840	4,840
Independence IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC), 0.64%, 3/9/09	4,140	4,140
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 1995, Willow Creek IV Apartments (FNMA Insured), 0.65%, 3/9/09	8,495	8,495
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC), 0.66%, 3/9/09	8,000	8,000
Kansas City IDA Multifamily Housing Revenue VRDB, Series 2002, Cloverset Apartments Project (FNMA LOC), 0.62%, 3/9/09	2,065	2,065
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series C-2, Ascension Health, 1.75%, 3/3/09	10,000	10,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 0.65%, 3/2/09	2,780	2,780
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Freeman Health System (KBC Bank N.V. LOC), 2.01%, 3/9/09	4,495	4,495
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2000, Lutheran Senior Services Project (U.S. Bank N.A. LOC), 0.60%, 3/9/09	9,210	9,210
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, De Smet Jesuit High School (U.S. Bank N.A. LOC), 0.55%, 3/2/09	3,300	3,300
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.65%, 3/2/09	1,565	1,565
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004, Bethesda Health Group Project (U.S. Bank N.A. LOC), 0.55%, 3/2/09	3,295	3,295
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004B, Washington University, 0.45%, 3/2/09	12,740	12,740
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2007, Lutheran Church Extension (Fifth Third Bank LOC), 2.55%, 3/2/09	31,630	31,630
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008, Lutheran Senior Services Project (U.S. Bank N.A. LOC), 0.57%, 3/9/09	9,000	9,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, BJC Health Systems, 0.30%, 3/9/09	19,000	19,000

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Missouri - 3.7% continued
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-D, Sisters Mercy Health, 0.55%, 3/9/09	$20,000	$20,000
Series 2008-F, Sisters Mercy Health, 0.60%, 3/9/09	16,600	16,600
South Point Hunter Ridge Trust Revenue VRDB Certificate Series Trust Various States, Series 2005A (Wachovia Bank N.A. LOC), (1) 0.96%, 3/9/09	10,575	10,575
Series 2005B (Wachovia Bank N.A. LOC), (1) 0.96%, 3/9/09	8,365	8,365
St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 0.69%, 3/9/09	4,000	4,000
St. Louis County IDA Revenue VRDB, Series B, Friendship Village South (Bank of America N.A. LOC), 0.62%, 3/9/09	5,615	5,615

		199,710

Nevada - 0.9%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.57%, 3/9/09	9,700	9,700
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 0.57%, 3/9/09	5,225	5,225
Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC), 0.67%, 3/9/09	24,500	24,500
Las Vegas Valley Water District G.O., Series B, Water Improvement, 0.60%, 3/2/09	7,100	7,100

		46,525

New Hampshire - 0.5%
New Hampshire Business Finance Authority Revenue VRDB, Series 2008, Alice Peck Day Health System (Toronto-Dominion Bank LOC), 0.55%, 3/2/09	6,000	6,000
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Riverwoods at Exeter (Bank of America N.A. LOC), 0.67%, 3/9/09	12,360	12,360
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2006, Tilton School (Bank of Nova Scotia LOC), 0.67%, 3/9/09	8,410	8,410

		26,770

New Jersey - 1.2%
New Jersey EDA Revenue Bonds, Passaic Hebrew Institution (Bank of Nova Scotia LOC), 0.46%, 3/9/09	1,000	1,000
New Jersey EDA Revenue Refunding VRDB, Series 2006-A, Cedar Crest Village, Inc. (Bank of New York LOC), 0.44%, 3/9/09	1,300	1,300
New Jersey State Turnpike Authority Revenue VRDB, Series 2009-D (Bank of Nova Scotia LOC), 0.40%, 3/9/09	4,200	4,200
New Jersey TRANS, Series 2008-A, 3.00%, 6/25/09	60,000	60,264

		66,764

MONEY MARKET PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
New Mexico - 0.9%
New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 A-2, Sub Lien (UBS AG LOC), 0.50%, 3/9/09	$8,000	$8,000
New Mexico Hospital Equipment Loan Council Revenue VRDB, Series 2008-C, Presbyterian Healthcare, 0.45%, 3/9/09	21,000	21,000
New Mexico Mortgage Finance Authority Housing Revenue VRDB, Series A, Villas San Ignacio (FNMA LOC), 0.62%, 3/9/09	8,000	8,000
Portales Student Housing Revenue VRDB, Series 2006-A, CHF Portales LLC (Banco Santander Central Hispano LOC), 0.60%, 3/9/09	13,520	13,520

		50,520

New York - 3.5%
Chemung County IDA Revenue VRDB, Series 2007-A, Elmira College Project (JPMorgan Chase Bank LOC), 0.69%, 3/9/09	7,100	7,100
City of New York G.O., Subseries J-10, Fiscal 2008, 0.40%, 3/9/09	4,720	4,720
Metropolitan Transportation Authority Revenue Bonds, Citigroup Eagle 20080030 Class A (Berkshire Hathaway, Inc., Gtd.), (1) 1.04%, 3/9/09	28,000	28,000
Metropolitan Transportation Authority Revenue VRDB, Series G1 (Bank of Nova Scotia LOC), 0.45%, 3/9/09	14,325	14,325
Metropolitan Transportation Authority Revenue Tax Exempt Municipal CP, 2007-C (ABN AMRO Bank NV LOC), 0.75%, 5/5/09	30,000	30,000
New York City Housing Development Corp. Multifamily Rent Housing Revenue VRDB, Series A, Gold Street (FNMA Insured), 0.48%, 3/9/09	14,700	14,700
New York City Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, Cong Machne Chaim, Inc. (Banco Santander Central Hispano LOC), 0.67%, 3/9/09	8,400	8,400
New York City Municipal Water Finance Authority Water and Sewer Revenue VRDB, Subseries 2008 B-1, 0.40%, 3/9/09	50,000	50,000
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series 1999-A, New York Library (Toronto-Dominion Bank LOC), 0.35%, 3/9/09	7,625	7,625
New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Series 2008-B, Cornell University, 0.40%, 3/2/09	9,700	9,700
New York State Urban Development Corp. Revenue VRDB, Series A3A, State Facilities, 0.75%, 3/9/09	18,900	18,900

		193,470

North Carolina - 3.7%
Charlotte G.O. VRDB, 0.65%, 3/9/09	8,300	8,300
City of Greensboro Street Improvement G.O. VRDB, 0.65%, 3/9/09	10,000	10,000
Durham County Industrial Facilities and Pollution Control Financing Authority Revenue VRDB, Series 2007, Research Triangle (SunTrust Bank LOC), 0.50%, 3/9/09	7,440	7,440

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
North Carolina - 3.7% continued
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC), 0.65%, 3/9/09	$8,400	$8,400
North Carolina Capital Facilities Finance Agency Revenue VRDB, Series 2007, High Point University Project (Branch Banking & Trust Co. LOC), 0.68%, 3/9/09	10,500	10,500
Series 2008, High Point University Project (Branch Banking & Trust Co. LOC), 0.68%, 3/9/09	10,000	10,000
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series 2005-C, Duke University Health System, 0.62%, 3/9/09	11,550	11,550
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC), 0.65%, 3/9/09	2,500	2,500
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2008-A, Wake Forest University (Branch Banking & Trust Co. LOC), 0.58%, 3/9/09	10,000	10,000
North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series 2004-A, Novant Health Group, 0.53%, 3/9/09	32,950	32,950
North Carolina Medical Care Commission Hospital Revenue VRDB, Randolph Hospital (Bank of America N.A. LOC), 0.60%, 3/2/09	14,000	14,000
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2001, Aldersgate Project (Branch Banking & Trust Co. LOC), 0.64%, 3/9/09	13,765	13,765
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2007-C, First Mortgage, Southminster (Banco Santander Central Hispano LOC), 0.58%, 3/9/09	5,900	5,900
Union County G.O. VRDB, Series 2007-C, 0.66%, 3/9/09	14,385	14,385
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 0.69%, 3/9/09	18,400	18,400
Wake County G.O. BANS, Series 2008, 3.50%, 10/15/09	15,000	15,166
Wake County G.O. VRDB, Series 2003C, Public Improvement Bonds, 0.60%, 3/9/09	9,400	9,400

		202,656

Ohio - 1.7%
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2007, Carnegie/89th Garage Project (JPMorgan Chase Bank LOC), 0.53%, 3/9/09	15,200	15,200
Clinton County Hospital Revenue Refunding VRDB, Series 2002 A-1, Memorial Hospital Project (Fifth Third Bank LOC), 4.00%, 3/9/09	7,745	7,745
Cuyahoga County Healthcare Facilities Revenue Bonds, McGregor AMASA Stone (KeyBank N.A. LOC), 0.70%, 3/9/09	100	100
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC), 0.64%, 3/9/09	12,500	12,500
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (Citibank N.A. LOC), 0.53%, 3/9/09	380	380

MONEY MARKET PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Ohio - 1.7% continued
Hamilton County Hospital Facilities Revenue VRDB, Series 2007-N, Children’s Hospital Medical Center (JPMorgan Chase Bank LOC), 0.60%, 3/9/09	$5,000	$5,000
Licking County Health Care Facilities Revenue Refunding VRDB, Series 2003, Kendal (Bank of Scotland PLC LOC), 0.62%, 3/9/09	18,625	18,625
Ohio State Air Quality Development Authority Revenue Refunding VRDB, Series 2006A, Pollution Control, Firstenergy (KeyBank N.A. LOC), 0.70%, 3/9/09	13,800	13,800
Ohio State Higher Educational Facility Commission Revenue VRDB, Series 2008 B-2, Cleveland Clinic, 0.40%, 3/2/09	3,000	3,000
Ohio State Higher Educational Facility Commission Revenue VRDB, Series 2008-C, University Hospital Health System (Wells Fargo Bank N.A. LOC), 0.50%, 3/9/09	12,300	12,300
Ohio State University Revenue VRDB, Series 2008-B, General Receipts, 0.45%, 3/9/09	1,000	1,000
Richland County Health Care Facilities Revenue Refunding Bonds, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC), 0.60%, 3/9/09	1,105	1,105

		90,755

Oklahoma - 0.5%
Oklahoma State Industrial Authority and Educational Facilities Revenue VRDB, Oklahoma Christian University Project (Bank of America N.A. LOC), 0.70%, 3/9/09	23,100	23,100
Oklahoma Water Resource Board State Loan Program Revenue VRDB, 1.65%, 3/2/09	4,820	4,820

		27,920

Oregon - 1.1%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC), 0.57%, 3/9/09	5,200	5,200
Clackamas County Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health System (U.S. Bank N.A. LOC), 0.55%, 3/9/09	13,700	13,700
Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing Housing (FNMA LOC), 0.64%, 3/9/09	10,145	10,145
Salem Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC), 0.50%, 3/9/09	6,000	6,000
State of Oregon G.O. TRANS, Series 2008-A, 3.00%, 6/30/09	25,000	25,106

		60,151

Pennsylvania - 2.2%
Allegheny County Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC), 0.62%, 3/9/09	8,950	8,950
Allentown Redevelopment Authority Revenue Refunding Bonds, Series 1990, Arcadia Association Project (Societe Generale LOC), 0.72%, 3/9/09	6,000	6,000
Delaware River Joint Toll Bridge Commission Revenue VRDB, Series B-1 (Dexia Credit Local LOC), 1.60%, 3/9/09	8,000	8,000

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Pennsylvania - 2.2% continued
Lancaster County Hospital Authority Revenue VRDB, Series 2000, Quarryville Presbyterian (Manufacturers & Traders Trust Co. LOC), 0.65%, 3/9/09	$14,545	$14,545
Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (Manufacturers & Traders Trust Co. LOC), 0.72%, 3/9/09	26,615	26,615
Pennsylvania Higher Educational Facilities Authority College and University Revenue VRDB, Series 2007, Pennsylvania College of Optometry (Wachovia Bank N.A. LOC), 0.61%, 3/9/09	8,095	8,095
Pennsylvania Turnpike Commission Revenue VRDB, Series 2002B, 2.00%, 3/9/09	19,350	19,350
Philadelphia Water and Wastewater Revenue Refunding VRDB, Series 2003 (FSA Corp. Insured), 3.12%, 3/9/09	18,150	18,150
Pittsburgh Urban Redevelopment Authority Water and Sewer System Revenue Refunding VRDB, Subseries 2008 C-1 (FSA Corp. Insured), 2.15%, 3/9/09	8,910	8,910
Southcentral General Authority Revenue VRDB, Series 2008-B, Wellspan Health Obligation Group (Royal Bank of Scotland PLC LOC), 0.62%, 3/9/09	100	100

		118,715

Rhode Island - 0.2%
Rhode Island State Industrial Facilities Corp. Marine Terminal Revenue Refunding VRDB, Series 2001, Exxon Mobil Project (Exxon Mobil Corp. Gtd.), 0.35%, 3/2/09	9,500	9,500

South Carolina - 1.0%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Citigroup ROCS RR-II-R-497M, (1) 0.68%, 3/9/09	9,115	9,115
Greenville Hospital System Board Facilities Revenue Refunding VRDB, Series 2008-D (Wachovia Bank N.A. LOC), 0.58%, 3/9/09	7,900	7,900
Oconee County PCR Refunding VRDB, Series 1993, Duke Energy Corp. (SunTrust Bank LOC), 0.62%, 3/9/09	4,950	4,950
Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured), 2.75%, 3/9/09	10,000	10,000
South Carolina Jobs EDA Revenue Bonds, Series 2003, Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC), 0.61%, 3/9/09	4,800	4,800
South Carolina Jobs EDA Revenue Bonds, Series 2003-A, Presbyterian Home Project (Wachovia Bank N.A. LOC), 0.68%, 3/9/09	4,270	4,270
South Carolina Transportation Infrastructure Bank Revenue Refunding VRDB, Series B2 (Branch Banking & Trust Co. LOC), 0.64%, 3/9/09	15,125	15,125

		56,160

South Dakota - 0.1%
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospital and Health (U.S. Bank N.A. LOC), 0.72%, 3/9/09	4,705	4,705

MONEY MARKET PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Tennessee - 2.3%
Blount County Public Building Authority Revenue VRDB, Series 2008 C-3-A, Local Government Public Improvement, 0.68%, 3/9/09	$8,000	$8,000
Series 2008 E-1-A, Local Government Public Improvement (SunTrust Bank LOC), 0.60%, 3/2/09	7,000	7,000
Series C1-A, Local Government Public Improvement, 0.62%, 3/9/09	13,000	13,000
Hendersonville IDB Multifamily Housing Revenue Refunding VRDB, Windsor Park (FNMA Insured), 0.67%, 3/9/09	3,095	3,095
Knox County Health, Educational and Housing Facilities Board Revenue Refunding VRDB, Series 2001-A-2, Cookeville Regional Project (AmSouth Bank Birmingham LOC), 1.47%, 3/9/09	6,310	6,310
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC), 0.62%, 3/9/09	6,000	6,000
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 1989, Multifamily Housing, Belle (Societe Generale LOC), 0.72%, 3/9/09	9,680	9,680
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC), 0.82%, 3/9/09	400	400
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 0.65%, 3/9/09	17,029	17,029
Montgomery County Public Building Authority Revenue Bonds, Series 2002, Tennessee County Loan Pool (Bank of America N.A. LOC), 0.60%, 3/2/09	8,710	8,710
Montgomery County Public Building Authority Revenue Bonds, Tennessee County Loan Pool (Bank of America N.A. LOC), 0.60%, 3/2/09	1,000	1,000
Municipal Energy Acquisition Corp. Revenue Bonds, Series 1579-2006, Putters (JPMorgan Chase and Co. LOC), (1) 0.67%, 3/9/09	15,480	15,480
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2003, St. Benedict Auburndale School Project (AmSouth Bank Birmingham LOC), 1.17%, 3/9/09	3,100	3,100
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007, Tipton Rosemark Academy (Regions Bank LOC), 1.17%, 3/9/09	8,045	8,045
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC), 0.67%, 3/9/09	6,000	6,000
Tennergy Corp. Gas Revenue Bonds, Series 1258Q, Putters (JPMorgan Chase and Co. LOC), (1) 0.66%, 3/9/09	11,105	11,105

		123,954

Texas - 8.0%
Atascosa County Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative, 0.70%, 3/9/09	9,600	9,600
Austin Hotel Occupancy Tax Revenue Refunding VRDB, Subseries 2008-A, Sub Lien (Dexia Credit Local LOC), 2.75%, 3/9/09	6,260	6,260
Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust, (1) 0.72%, 3/9/09	6,255	6,255

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Texas - 8.0% continued
Bexar County Housing Finance Corp. Multifamily Housing Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 0.72%, 3/9/09	$3,500	$3,500
Brazos County Health Facilities Development Corp. Revenue Refunding VRDB, Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC), 0.58%, 3/9/09	8,125	8,125
Crawford Education Facilities Corp. Revenue Bonds, Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank LOC), 0.57%, 3/9/09	1,225	1,225
Cypress-Fairbanks Independent School District G.O., Series 2002B, School House (PSF of Texas Gtd.), 1.80%, 8/15/09	4,600	4,600
Grand Prairie Independent School District G.O. VRDB, Building Bonds (PSF of Texas Gtd.), 1.90%, 8/1/09	15,000	15,000
Gulf Coast Waste Disposal Authority PCR Refunding Bonds, Exxon Project, 0.30%, 3/2/09	1,700	1,700
Gulf Coast Waste Disposal Authority PCR Refunding Bonds, Series 1995, Exxon Project (Exxon Mobil Corp. Gtd.), 0.30%, 3/2/09	9,200	9,200
Gulf Coast Waste Disposal Authority PCR Refunding VRDB, Amoco Oil, 0.35%, 3/2/09	15,800	15,800
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Series 2008-A, Texas Medical Center (JPMorgan Chase Bank LOC), 0.60%, 3/2/09	6,300	6,300
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Series 2008 D-3, Hermann Health (Compass Bank LOC), 0.48%, 3/9/09	3,625	3,625
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Subseries 2008 B-2, Texas Medical Center (Compass Bank LOC), 0.53%, 3/9/09	4,850	4,850
Harris County Industrial Development Corp. PCR Bonds, Series 1984, Exxon Project (Exxon Mobil Corp. Gtd.), 0.30%, 3/2/09	3,500	3,500
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC), 0.65%, 3/9/09	6,450	6,450
Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.), 1.85%, 6/15/09	30,000	30,000
Katy Independent School District G.O. VRDB, Series C, Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.), 0.55%, 3/9/09	3,600	3,600
Lovejoy Texas Independent School District G.O., Series DB-514, Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1) 0.62%, 3/9/09	3,275	3,275
Midway Independent School District G.O. VRDB, Series 2008-A, School Building (PSF of Texas Gtd.), 3.13%, 8/1/09	12,500	12,623
Oakbend Medical Center Revenue VRDB, Series 2008 (Regions Bank LOC), 0.75%, 3/2/09	16,000	16,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2008-C, Texas Health Resources, 0.35%, 3/2/09	28,790	28,790

MONEY MARKET PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Texas - 8.0% continued
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist Health System - Sunbelt (SunTrust Bank LOC), 0.57%, 3/9/09	$5,555	$5,555
Tarrant County Housing Finance Corp. Revenue VRDB, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.), 0.65%, 3/9/09	1,565	1,565
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 0.59%, 3/9/09	6,950	6,950
Texas TRANS, Series 2008, 3.00%, 8/28/09	130,000	130,880
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien, 0.45%, 3/2/09	57,748	57,748
Travis County Housing Finance Corp. Student Housing Revenue Bonds, College Houses Project (Wachovia Bank N.A. LOC), 0.57%, 3/9/09	10,850	10,850
University of Texas Revenue VRDB, Series 2008-B, Financing System, 0.38%, 3/9/09	20,900	20,900

		434,726

Utah - 0.4%
Duchesne County Hospital Development Revenue VRDB, Series 2007A, Uintah Basin Medical Center (JPMorgan Chase Bank LOC), 0.67%, 3/9/09	9,000	9,000
Utah State Board of Regents Revenue Refunding VRDB, University of Utah Hospital (Wells Fargo Bank N.A. LOC), 0.35%, 3/9/09	3,100	3,100
Utah Water Finance Agency Revenue VRDB, Series 2008 B-3, 0.72%, 3/9/09	7,100	7,100

		19,200

Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Refunding VRDB, Series 2008-A, Fletcher Allen (Toronto-Dominion Bank LOC), 0.55%, 3/9/09	9,120	9,120

Virginia - 1.4%
Charlottesville IDA Educational Facilities Revenue Bonds, Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC), 0.58%, 3/9/09	30,000	30,000
Fairfax County Water Authority Revenue Bonds, Citigroup Eagle 200691 Class A (U.S. Treasuries Escrowed), (1) 0.69%, 3/9/09	3,000	3,000
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 0.62%, 3/9/09	4,000	4,000
Madison County IDA Educational Facilities Revenue VRDB, Woodberry Forest School (SunTrust Bank LOC), 0.60%, 3/2/09	5,000	5,000
University of Virginia Revenue Bonds, Citigroup Eagle 20060017, Class A, (1) 0.65%, 3/9/09	12,000	12,000
Virginia College Building Authority Revenue VRDB, Series 2004, University of Richmond Project, 0.62%, 3/9/09	4,200	4,200
Virginia Small Business Financing Authority Revenue VRDB, Series 2008, Museum Fine Arts Foundation (Wachovia Bank N.A. LOC), 0.58%, 3/9/09	20,000	20,000

		78,200

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Washington - 3.5%
Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-2, Project 3, 1.60%, 3/9/09	$61,915	$61,915
Everett Washington Public Facilities District Revenue VRDB, Series 2007, 2.40%, 3/2/09	7,050	7,050
Washington State G.O., Series 1993B Smith Barney, Soc Gen Trust SGB-13, (1) 0.68%, 3/9/09	1,350	1,350
Washington State Healthcare Facilities Authority Revenue Bonds, Series B, Kadlec Medical Center (Assured Guaranty Insured), 2.50%, 3/9/09	14,000	14,000
Washington State Healthcare Facilities Authority Revenue VRDB, Seattle Cancer Care (KeyBank N.A. LOC), 0.75%, 3/9/09	8,725	8,725
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC), 0.67%, 3/9/09	1,105	1,105
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2008-B, Southwest Washington Medical Center (Bank of America N.A. LOC), 0.65%, 3/9/09	6,975	6,975
Washington State Healthcare Facilities Authority Revenue VRDB, Series A, Fred Hutchinson Center (Bank of America N.A. LOC), 0.55%, 3/9/09	22,625	22,625
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series A, Gonzaga University Project (Bank of America N.A. LOC), 0.55%, 3/9/09	32,550	32,550
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC), 0.70%, 3/9/09	1,900	1,900
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC), 0.72%, 3/9/09	6,000	6,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 0.45%, 3/2/09	590	590
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2005, Antioch University Project (U.S. Bank N.A. LOC), 0.65%, 3/9/09	4,055	4,055
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC), 0.50%, 3/9/09	5,400	5,400
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2007B, Eastside Catholic School (KeyBank N.A. LOC), 1.17%, 3/9/09	4,000	4,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC), 0.58%, 3/9/09	5,000	5,000
Washington State Housing Finance Community Nonprofit Revenue VRDB, YMCA Tacoma and Pierce Project (U.S. Bank N.A. LOC), Series A 1998, 0.80%, 3/9/09	2,875	2,875
Series B 1998, 0.80%, 3/9/09	3,685	3,685

		189,800

MONEY MARKET PORTFOLIOS 25 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
West Virginia - 0.5%
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2008-B, Cabell Hospital (Branch Banking & Trust Co. LOC), 0.65%, 3/9/09	$10,000	$10,000
West Virginia State Hospital Finance Authority Revenue VRDB, Series 2008-A, Charleston Area Medical Center (Branch Banking & Trust Co. LOC), 0.60%, 3/9/09	18,250	18,250

		28,250

Wisconsin - 2.2%
City of Milwaukee Tax Exempt CP (State Street Bank & Trust LOC), 0.75%, 3/12/09	8,000	8,000
Milwaukee Redevelopment Authority Revenue VRDB, Series 2007, Riverwest Student Housing Project (Marshall & Ilsley Bank LOC), 0.92%, 3/9/09	2,035	2,035
Oak Creek PCR Refunding VRDB, Wisconsin Electric (Wells Fargo Bank N.A. LOC), 0.57%, 3/9/09	13,000	13,000
Pleasant Prairie PCR Refunding VRDB, Wisconsin Electric (Wells Fargo Bank N.A. LOC), 0.63%, 3/9/09	9,100	9,100
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Oakwood Village (Marshall & Ilsley Bank LOC), 2.17%, 3/9/09	13,200	13,200
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series B, Beaver Dam Community Hospital (U.S. Bank N.A. LOC), 0.65%, 3/9/09	3,215	3,215
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2001B, Newcastle Place Project (Bank of America N.A. LOC), 0.65%, 3/9/09	10,800	10,800
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC), 0.70%, 3/9/09	3,250	3,250
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003C, Mercy Health Systems (Marshall & Ilsley Bank LOC), 2.67%, 3/9/09	5,900	5,900
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC), 0.57%, 3/9/09	3,140	3,140
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC), 2.67%, 3/9/09	9,200	9,200
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern (JPMorgan Chase Bank LOC), 0.67%, 3/9/09	1,790	1,790
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002B, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC), 0.55%, 3/2/09	1,630	1,630
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2005, Hospice Care Holdings, Inc. Project (Marshall & Ilsley Bank LOC), 1.41%, 3/9/09	1,280	1,280
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services (KBC Bank N.V. LOC), 0.67%, 3/9/09	3,150	3,150
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-B, Gundersen Lutheran (Wells Fargo Bank N.A. LOC), 0.53%, 3/9/09	7,500	7,500
Wisconsin School Districts Temporary Borrowing Program COPS TRANS, Series 2008, Cash Flow Management Program, 3.00%, 9/17/09	25,000	25,161

		121,351

MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.0% continued
Wyoming - 0.6%
Lincoln County PCR Bonds, Series 1984-A, Exxon Project (Exxon Mobil Corp. Gtd.), 0.30%, 3/2/09	$4,910	$4,910
Series 1984-C, Exxon Project (Exxon Mobil Corp. Gtd.), 0.30%, 3/2/09	12,525	12,525
Uinta County PCR Refunding Bonds, Series 1997, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.65%, 3/2/09	3,335	3,335
Uinta County PCR Refunding VRDB, Amoco Project, 0.35%, 3/2/09	13,800	13,800

		34,570

Multiple States Pooled Security - 0.0%
BB&T Municipal Trust, Floaters Series 5002 (Rabobank Group LOC), (1) 1.02%, 3/9/09	—	—

Total Municipal Investments (Cost $5,081,830)		5,081,830

EURODOLLAR TIME DEPOSIT - 2.1%
Foreign Depository Institution - 2.1%
Royal Bank of Canada, Toronto, Canada, 0.19%, 3/2/09	115,000	115,000

Total Eurodollar Time Deposit (Cost $115,000)		115,000

U.S. GOVERNMENT AGENCY - 5.2% (2)
Federal Home Loan Bank - 5.2%
FHLB Discount Note, 0.12%, 3/2/09	285,000	284,999

Total U.S. Government Agency (Cost $284,999)		284,999

Total Investments - 100.3% (Cost $5,481,829) (3)		5,481,829

Liabilities less Other Assets - (0.3)%		(17,288)

NET ASSETS - 100.0%		$5,464,541

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	The cost for federal income tax purposes was $5,481,829.

Percentages shown are based on Net Assets.

At February 28, 2009, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment & Housing	7.9%
Air, Transportation, Water Services and Solid Waste Management	6.9
Educational Services	14.7
Executive, Legislative and General Government	20.9
General Medical, Surgical and Nursing and Personal Care	10.6
Health Services and Residential Care	14.9
Urban and Community Development, Housing Programs and Social Services	8.1
All other sectors less than 5%	16.0

Total	100.0%

MONEY MARKET PORTFOLIOS 27 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	5,481,829	—
Level 3	—	—

Total	$5,481,829	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes,

or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

BANS    Bond Anticipation Notes

COPS    Certificates of Participation

CP    Commercial Paper

EDA    Economic Development Authority

FHLB    Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA    Fannie Mae

FSA    Financial Security Assurance

GIC    Guaranteed Investment Contract

G.O.    General Obligation

Gtd.    Guaranteed

HFA    Housing Finance Authority

IDA    Industrial Development Authority

IDB    Industrial Development Board

IDR    Industrial Development Revenue

LOC    Letter of Credit

PCR    Pollution Control Revenue

PSF    Permanent School Fund

RANS    Revenue Anticipation Notes

ROCS    Reset Option Certificates

SGB    Societe General Bank

Soc Gen    Societe Generale

TANS    Tax Anticipation Notes

TRANS    Tax and Revenue Anticipation Notes

TSB    Trustee Savings Bank

VRDB    Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS 29 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 18.0%
Foreign Depository Institutions - 18.0%
Australia & New Zealand Bank, London Branch,
0.85%, 5/5/09	$20,000	$20,000
Australia & New Zealand Bank, New York,
0.60%, 4/2/09	15,000	15,000
Barclays Bank, London Branch,
1.50%, 5/6/09	10,000	10,000
1.71%, 7/9/09	5,000	5,000
Barclays Bank, New York Branch,
1.35%, 5/12/09	30,000	30,000
BNP Paribas S.A., London Branch,
1.00%, 5/5/09	15,000	15,000
Commonwealth Bank of Australia, New York,
0.45%, 3/16/09	15,000	15,000
0.85%, 5/26/09	10,000	10,000
Commonwealth of Australia,
0.80%, 4/9/09	20,000	20,000
HSBC PLC, London,
0.85%, 4/30/09	15,000	15,000
0.90%, 5/18/09	25,000	25,000
1.20%, 7/9/09	5,000	5,000
Lloyds Bank, London Branch,
1.40%, 7/15/09	15,000	15,000
Lloyds Bank, New York Branch,
1.28%, 4/14/09	10,000	10,003
National Australia Bank, London Branch,
1.00%, 4/7/09	10,000	10,002
0.65%, 4/14/09	20,000	20,000
Nordea Bank Finland, New York,
0.71%, 4/8/09	15,000	15,000
0.77%, 4/30/09	15,000	15,000
Rabobank Nederland, New York Branch,
0.50%, 4/20/09	20,000	20,000
0.77%, 5/12/09	35,000	35,000
Royal Bank of Scotland, London Branch,
1.86%, 7/9/09	10,000	10,000
Royal Bank of Scotland, New York Branch,
1.55%, 7/14/09	10,000	10,000
Societe Generale, London Branch,
0.50%, 3/2/09	5,000	5,000
1.03%, 5/11/09	10,000	10,000
Societe Generale, New York Branch,
0.95%, 5/26/09	30,000	30,000

Total Certificates of Deposit (Cost $390,005)		390,005

COMMERCIAL PAPER - 14.8%
Foreign Bank - Foreign Government - 2.3%
Danske Corp., Sovereign Guaranteed,
0.45%, 3/18/09	15,000	14,997
0.72%, 5/13/09	25,000	24,963
1.05%, 7/20/09	5,000	4,979
1.17%, 7/28/09	5,000	4,976

		49,915

Multi-Seller Conduits - 12.0%
Chariot Funding LLC,
0.45%, 3/23/09	40,000	39,989
0.45%, 3/27/09	10,000	9,997
Jupiter Securitization Corp.,
0.45%, 3/2/09	10,000	10,000
Kitty Hawk Funding Corp.,
0.45%, 3/17/09	10,000	9,998

PRIME OBLIGATIONS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 14.8% continued
Multi-Seller Conduits - 12.0% continued
Liberty Street Funding Co.,
0.50%, 3/25/09	$25,000	$24,992
Park Avenue Receivables, (1)
0.45%, 3/13/09	10,000	9,999
0.45%, 3/16/09	20,000	19,996
Ranger Funding Company LLC,
0.45%, 3/16/09	15,000	14,997
0.45%, 3/25/09	40,000	39,988
Sheffield Receivables Corp.,
0.55%, 3/3/09	10,000	10,000
Thames Asset Global Securitization Number One, Inc.,
0.70%, 3/16/09	10,000	9,997
0.70%, 3/18/09	5,000	4,998
Yorktown Capital LLC,
0.47%, 3/2/09	40,000	39,999
0.45%, 3/17/09	15,000	14,997

		259,947

Non-Depository Personal Credit - 0.5%
General Electric Capital Corp., FRN,
2.93%, 4/17/09	5,000	4,981
2.90%, 5/5/09	5,000	4,974

		9,955

Total Commercial Paper (Cost $319,817)		319,817

CORPORATE NOTES/BONDS - 2.7%
Domestic Bank - 0.4%
Bank of America N.A., FDIC Guaranteed,
1.05%, 1/22/10	10,000	10,000

Non-Depository Personal Credit - 1.7%
General Electric Capital Corp., FRN,
1.96%, 3/16/09	25,000	25,000
2.10%, 3/16/09	3,000	3,000
0.51%, 3/24/09	9,000	9,000

		37,000

Structured Investment Vehicles - 0.6%
Whistlejacket Capital LLC, FRN, (1) (2) †
5.15%, 4/21/08	11,825	6,150
2.50%, 5/20/08	3,943	2,050
3.81%, 7/23/08	7,885	4,100

		12,300

Total Corporate Notes/Bonds (Cost $70,067)		59,300

EURODOLLAR TIME DEPOSITS - 2.8%
Domestic Depository Institutions - 2.3%
Bank of America, Toronto, Canada,
0.31%, 3/2/09	50,000	50,000

Foreign Depository Institutions - 0.5%
Danske Bank, Copenhagen, Denmark,
0.50%, 3/2/09	10,000	10,000

Total Eurodollar Time Deposits (Cost $60,000)		60,000

U.S. GOVERNMENT AGENCIES - 21.3% (3)
Fannie Mae - 3.8%
FNMA Discount Notes,
1.15%, 5/1/09	10,000	9,980
1.75%, 5/20/09	5,000	4,981
0.50%, 6/17/09	15,000	14,978
0.61%, 9/8/09	10,000	9,968
1.00%, 12/1/09	10,000	9,924
1.00%, 12/10/09	2,000	1,984
0.85%, 12/21/09	5,000	4,965

PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.3% (3) continued
Fannie Mae - 3.8% continued
FNMA FRN,
1.24%, 4/13/09	$10,000	$9,991
1.18%, 5/5/09	10,000	9,993
FNMA Note,
6.38%, 6/15/09	5,000	5,047

		81,811

Federal Home Loan Bank - 13.7%
FHLB Bonds,
2.39%, 3/18/09	6,000	6,001
2.13%, 3/27/09	3,000	3,000
2.20%, 4/1/09	7,000	6,999
2.30%, 4/3/09	11,000	11,000
2.22%, 4/7/09	7,000	7,000
2.52%, 4/21/09	5,000	5,000
2.32%, 4/24/09	5,000	5,000
2.45%, 4/28/09	3,000	3,000
2.63%, 5/5/09	5,000	5,000
2.48%, 5/7/09	10,000	9,995
2.38%, 5/27/09	10,000	9,996
2.64%, 6/3/09	10,000	10,000
2.63%, 6/10/09	15,000	14,994
2.91%, 6/18/09	10,000	10,000
3.00%, 6/19/09	10,000	10,007
1.05%, 2/23/10	5,000	4,995
FHLB Discount Notes,
2.41%, 3/9/09	5,000	4,997
2.47%, 3/13/09	5,000	4,996
1.20%, 5/18/09	10,000	9,974
1.48%, 5/18/09	20,000	19,936
0.45%, 7/13/09	5,000	4,992
1.12%, 12/4/09	15,000	14,870
0.92%, 2/1/10	5,000	4,957
1.00%, 2/5/10	5,000	4,953
1.00%, 2/23/10	7,000	6,930
FHLB FRN,
0.58%, 3/1/09	20,000	20,000
0.70%, 3/1/09	25,000	25,000
0.77%, 3/1/09	15,000	15,000
0.84%, 3/1/09	10,000	10,000
0.85%, 5/23/09	30,000	30,000

		298,592

Freddie Mac - 3.8%
FHLMC Discount Notes,
1.30%, 4/2/09	10,000	9,988
1.28%, 5/4/09	10,000	9,977
1.25%, 5/5/09	25,000	24,944
1.70%, 5/27/09	5,000	4,980
0.50%, 6/15/09	15,000	14,978
1.00%, 2/1/10	10,000	9,906
FHLMC Note,
2.45%, 4/9/09	7,000	7,000

		81,773

Total U.S. Government Agencies (Cost $462,176)		462,176

U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury Bills - 6.9%
1.59%, 4/23/09	110,000	109,742
0.83%, 5/7/09	5,000	4,992
0.84%, 5/14/09	10,000	9,983
0.95%, 5/15/09	20,000	19,960
0.70%, 12/17/09	5,000	4,972

		149,649

PRIME OBLIGATIONS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 8.8% continued
U.S. Treasury Notes - 1.9%
4.50%, 4/30/09	$10,000	$10,040
3.63%, 7/15/09	5,000	5,026
4.63%, 7/31/09	22,000	22,224
4.63%, 11/15/09	3,000	3,088

		40,378

Total U.S. Government Obligations (Cost $190,027)		190,027

Investments, at Amortized Cost (Cost $1,492,092)		1,481,325

REPURCHASE AGREEMENTS - 31.1%
(Collateralized at a minimum of 102%)
Repurchase Agreements - 31.1% (4)
Bank of America N.A., dated 2/27/09, repurchase price $160,004
0.28%, 3/2/09	160,000	160,000
Citigroup Global Markets, Inc., dated 2/27/09, repurchase price $25,514
0.29%, 3/2/09	25,513	25,513
Credit Suisse First Boston Corp., dated 2/27/09, repurchase price $140,003
0.28%, 3/2/09	140,000	140,000
Deutsche Bank Securities, Inc., dated 2/27/09, repurchase price $150,003
0.27%, 3/2/09	150,000	150,000
JPMorgan Securities, dated 2/27/09, repurchase price $200,005
0.28%, 3/2/09	200,000	200,000

		675,513

Total Repurchase Agreements (Cost $675,513)		675,513

CAPITAL SUPPORT AGREEMENT - 0.5%
Northern Trust Corp., (5)	—	10,767

Total Capital Support Agreement (Cost $— )		10,767

Total Investments - 100.0% (Cost $2,167,605) (6)		2,167,605

Other Assets less Liabilities - 0.0%		929

NET ASSETS - 100.0%		$2,168,534

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At February 28, 2009, the value of these restricted illiquid securities amounted to approximately $12,300,000 or 0.6% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Whistlejacket Capital LLC, FRN,
5.15%, 4/21/08	4/11/07	$11,823
2.50%, 5/20/08	5/10/07	3,942
3.81%, 7/23/08	7/17/07	7,883

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$268,716	4.55% - 7.00%	12/1/34 - 6/1/38
FNMA	$427,070	4.00% - 9.00%	8/1/12 - 2/1/39

(5)	Investment in affiliate.
(6)	The cost for federal income tax purposes was $2,167,605.
†	Defaulted security. The security has been valued at fair value according to procedures approved, in good faith, by the Trust’s Board of Trustees. Northern Trust Corporation has entered into a Capital Support Agreement (“CSA”) with Northern Institutional Funds on behalf of the Prime Obligations Portfolio (the “Portfolio”) and has committed to provide capital to the Portfolio, in the event that the Portfolio realizes a loss on the Whistlejacket Capital LLC Security.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

Valuation Level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	2,144,538	—
Level 3	12,300	10,767

Total	$2,156,838	$10,767

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000S)	Other Financial Instruments* (000S)
Balance as of 11/30/08	$13,127	$9,939
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(827)	828
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/09	$12,300	$10,767

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

PRIME OBLIGATIONS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC    Federal Deposit Insurance Corporation

FHLB    Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA    Fannie Mae

FRN    Floating Rate Notes

PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 11.5%
Foreign Depository Institutions - 11.5%
Barclays Bank, New York Branch,
1.35%, 5/12/09	$10,000	$10,000
Commonwealth Bank of Australia, New York,
0.85%, 5/26/09	10,000	10,000
Commonwealth of Australia,
0.80%, 4/9/09	5,000	5,000
HSBC PLC, London,
0.85%, 4/30/09	5,000	5,000
0.90%, 5/18/09	15,000	15,000
National Australia Bank, London Branch,
1.00%, 4/7/09	5,000	5,001
Rabobank Nederland, New York Branch,
0.50%, 4/20/09	5,000	5,000
0.77%, 5/12/09	10,000	10,000
Royal Bank of Scotland, London Branch,
1.86%, 7/9/09	5,000	5,000
Royal Bank of Scotland, New York Branch,
1.55%, 7/14/09	5,000	5,000
Societe Generale, London Branch,
0.50%, 3/2/09	15,000	15,000

Total Certificates of Deposit (Cost $90,001)		90,001

COMMERCIAL PAPER - 10.8%
Foreign Bank - Foreign Government - 0.6%
Danske Corp., Sovereign Guaranteed,
1.50%, 8/17/09	5,000	4,965

Multi-Seller Conduits - 10.2%
Chariot Funding LLC,
0.45%, 3/10/09	15,000	14,998
0.45%, 3/23/09	10,000	9,997
Kitty Hawk Funding Corp,
0.45%, 3/17/09	5,000	4,999
Park Avenue Receivables, (1)
0.45%, 3/13/09	10,000	9,999
Ranger Funding Company LLC,
0.45%, 3/25/09	15,000	14,995
Thames Asset Global Securitization Number One, Inc.,
0.70%, 3/16/09	10,000	9,997
Yorktown Capital LLC,
0.47%, 3/2/09	15,000	15,000

		79,985

Total Commercial Paper (Cost $84,950)		84,950

CORPORATE NOTES/BONDS - 4.9%
Non-Depository Personal Credit - 3.6%
General Electric Capital Corp., FRN,
1.96%, 3/16/09	10,000	10,000
0.51%, 3/24/09	18,000	18,000

		28,000

Structured Investment Vehicles - 1.3%
Whistlejacket Capital LLC, FRN, (1) (2) †
5.15%, 4/21/08	7,884	4,100
3.81%, 7/23/08	11,827	6,150

		10,250

Total Corporate Notes/Bonds (Cost $47,223)		38,250

EURODOLLAR TIME DEPOSITS - 5.1%
Foreign Depository Institutions - 5.1%
CALYON, Grand Cayman,
0.33%, 3/2/09	20,000	20,000

LIQUID ASSETS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 5.1% continued
Foreign Depository Institutions - 5.1% continued
Danske Bank, Copenhagen, Denmark,
0.50%, 3/2/09	$15,000	$15,000
Societe Generale, Grand Cayman,
0.22%, 3/2/09	4,883	4,883

Total Eurodollar Time Deposits (Cost $39,883)		39,883

U.S. GOVERNMENT AGENCIES - 41.5% (3)
Fannie Mae - 2.5%
FNMA Discount Notes,
1.15%, 5/1/09	5,000	4,990
1.75%, 5/20/09	5,000	4,981
FNMA FRN,
1.24%, 4/13/09	5,000	4,996
1.18%, 5/5/09	5,000	4,996

		19,963

Federal Home Loan Bank - 32.9%
FHLB Bonds,
2.39%, 3/18/09	10,000	10,001
2.13%, 3/27/09	3,000	3,000
2.20%, 4/1/09	7,000	6,999
2.30%, 4/3/09	12,000	12,000
2.22%, 4/7/09	7,000	7,000
2.25%, 4/17/09	7,000	7,000
2.52%, 4/21/09	5,000	5,000
2.32%, 4/24/09	10,000	10,000
2.45%, 4/28/09	5,000	5,000
2.63%, 5/5/09	7,000	7,000
2.38%, 5/27/09	10,000	9,996
2.64%, 6/3/09	20,000	20,000
2.75%, 6/4/09	10,000	10,000
2.63%, 6/10/09	20,000	19,992
2.70%, 6/16/09	15,000	15,000
2.91%, 6/18/09	15,000	15,000
3.00%, 6/19/09	10,000	10,007
1.05%, 2/23/10	3,000	2,997
FHLB Discount Notes,
1.60%, 5/18/09	10,000	9,965
2.99%, 7/13/09	10,000	9,889
1.12%, 12/4/09	7,000	6,940
1.00%, 2/23/10	5,000	4,950
FHLB FRN,
0.58%, 3/1/09	25,000	25,000
0.70%, 3/1/09	15,000	15,000
0.85%, 5/23/09	10,000	10,000

		257,736

Freddie Mac - 6.1%
FHLMC Discount Notes,
1.00%, 3/25/09	15,000	14,990
1.30%, 4/2/09	10,000	9,989
1.28%, 5/4/09	6,077	6,063
1.25%, 5/5/09	10,000	9,977
FHLMC Note,
2.45%, 4/9/09	7,000	7,000

		48,019

Total U.S. Government Agencies (Cost $325,718)		325,718

U.S. GOVERNMENT OBLIGATIONS - 2.8%
U.S. Treasury Bills - 1.3%
0.41%, 10/22/09	5,000	4,986
0.70%, 12/17/09	5,000	4,972

		9,958

LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 2.8% continued
U.S. Treasury Notes - 1.5%
4.50%, 4/30/09	$10,000	$10,040
4.63%, 11/15/09	2,000	2,058

		12,098

Total U.S. Government Obligations (Cost $22,056)		22,056

Investments, at Amortized Cost (Cost $609,831)		600,858

REPURCHASE AGREEMENTS - 22.3%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 6.4% (4)
Morgan Stanley & Co., Inc., dated 2/27/09, repurchase price $11,084
0.22%, 3/2/09	11,084	11,084
Societe Generale, New York Branch, dated 2/27/09, repurchase price $22,168
0.25%, 3/2/09	22,168	22,168
UBS Securities LLC, dated 2/27/09, repurchase price $16,626
0.24%, 3/2/09	16,626	16,626

		49,878

(Collateralized at a minimum of 102%)
Repurchase Agreements - 15.9% (5)
Bank of America N.A., dated 2/27/09, repurchase price $30,001
0.28%, 3/2/09	30,000	30,000
Citigroup Global Markets, Inc., dated 2/27/09, repurchase price $95,002
0.29%, 3/2/09	95,000	95,000

		125,000

Total Repurchase Agreements (Cost $174,878)		174,878

CAPITAL SUPPORT AGREEMENT - 1.0%
Northern Trust Corp., (6)	—	8,000

Total Capital Support Agreement (Cost $— )		8,000

Total Investments - 99.9% (Cost $784,709) (7)		783,736

Other Assets less Liabilities - 0.1%		968

NET ASSETS - 100.0%		$784,704

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At February 28, 2009, the value of these restricted illiquid securities amounted to approximately $10,250,000 or 1.3% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Whistlejacket Capital LLC, FRN,
5.15%, 4/21/08	4/11/07	$7,882
3.81%, 7/23/08	7/17/07	11,825

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

LIQUID ASSETS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$38,280	1.75% - 6.25%	8/15/23 - 2/15/37
U.S. Treasury Notes	$11,661	0.63% - 4.50%	7/15/12 - 7/15/18

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$63,545	3.92% - 6.00%	4/1/34 - 8/1/38
FNMA	$65,205	4.77% - 6.00%	12/1/22 - 11/1/37

(6)	Investment in affiliate.
(7)	The cost for federal income tax purposes was $784,709.
†	Defaulted security. The security has been valued at fair value according to procedures approved, in good faith, by the Trust’s Board of Trustees. Northern Trust Corporation has entered into a Capital Support Agreement (“CSA”) with Northern Institutional Funds on behalf of the Liquid Assets Portfolio (the “Portfolio”) and has committed to provide capital to the Portfolio, in the event that the Portfolio realizes a loss on the Whistlejacket Capital LLC Security.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments and other financial instruments which are carried at fair value, as of February 28, 2009:

Valuation Level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	765,486	—
Level 3	10,250	8,000

Total	$775,736	$8,000

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000S)	Other Financial Instruments* (000S)
Balance as of 11/30/08	$10,939	$7,367
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(689)	633
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/09	$10,250	$8,000

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

LIQUID ASSETS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB    Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA    Fannie Mae

FRN    Floating Rate Notes

LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 29, 2009

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 29, 2009